UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Asset Backed Securities — 1.3%
100,000	Newcastle CDO Ltd. (Cayman Islands), Series 3A, Class 1MM, FRN, 5.11%, 06/24/06 (e) (i)	100,000
120,000	Premium Asset Trust, FRN, 5.13%, 06/01/06 (e) (i)	120,000
50,000	Structured Asset Repackaged Trust, FRN, 5.23%, 06/15/06 (e) (i)	50,000
48,187	TIAA Retail Commercial Trust (Cayman Islands), Series 1A, Class A1MM, FRN, 5.12%, 06/29/06 (e) (i)	48,187
58,610	Wachovia Asset Securitization, Inc., Series 2005-HM1A, Class AMM, FRN, 5.07%, 06/25/06 (e) (i)	58,610
100,000	Whitehawk CDO Funding Ltd. (Cayman Islands), Series 2004-1A, Class AMMD, FRN, 4.93%, 06/15/06 (e) (i)	100,000
	Wind Master Trust Notes
227,169	Series 2005-12A, Class A2, FRN, 5.08%, 06/25/06 (e) (i)	227,169
169,116	Series 2005-17A, Class A1, FRN, 5.08%, 06/25/06 (e) (i)	169,116
103,151	Series 2005-124A, Class A2, FRN, 5.08%, 06/27/06 (e) (i)	103,151

	Total Asset Backed Securities (Cost $976,233)	976,233

	Certificates of Deposit — 19.3%
200,000	Banco Bilbao Vizcaya, 5.03%, 06/15/06	200,000
	Barclays Bank plc
556,000	4.73%, 11/06/06	556,000
456,500	4.79%, 12/05/06	456,500
472,500	4.99%, 06/29/06	472,500
700,000	5.02%, 06/23/06	699,932
158,100	BNP Paribas (France), 4.24%, 08/30/06	158,100
302,200	BNP Paribas, 4.77%, 01/24/07	302,200
	Calyon
250,000	4.24%, 08/30/06	250,000
292,000	4.65%, 07/20/06	292,000
360,000	4.71%, 11/06/06	360,000
179,000	4.77%, 01/24/07	179,000
457,000	5.26%, 04/05/07	457,000
525,000	Canadian Imperial Bank of Commerce, FRN, 5.16%, 06/15/06	525,000
245,000	Charter One Bank N.A., 5.04%, 06/16/06	245,000
	Citibank N.A.
50,000	4.88%, 06/20/06	50,000
285,000	5.03%, 07/20/06	285,000
350,000	5.07%, 07/28/06	350,000
117,000	5.13%, 08/09/06	117,000
	Credit Agricole S.A.

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

90,000	4.83%, 01/30/07	89,915
340,000	4.94%, 02/07/07	340,000
433,000	5.09%, 03/01/07	433,000
315,000	Credit Industriel et Commercial, 5.01%, 07/10/06	315,000
385,000	Credit Suisse First Boston LLC, 5.06%, 06/19/06	385,002
	Deutsche Bank Securities, Inc.
110,000	4.76%, 06/05/06	109,998
468,765	4.80%, 10/26/06	468,765
48,300	4.97%, 02/07/07	48,300
305,000	Dexia Credit Local (France), 4.98%, 06/03/06	304,979
29,100	Fortis Bank, 3.97%, 07/17/06	29,100
426,900	HBOS Treasury Services plc (United Kingdom), 4.30%, 09/28/06	426,900
192,000	HSBC Securities (USA), Inc., 5.24%, 11/16/06	191,989
120,000	Landesbank Hessen (Germany), 4.99%, 06/04/06	119,986
	Natexis Banques Populaires
127,500	4.67%, 07/20/06	127,500
50,000	5.01%, 06/08/06	50,000
	Nordea Bank of Finland plc
100,000	5.05%, 06/04/06	100,000
200,000	5.06%, 06/01/06	199,999
400,000	Royal Bank of Canada, 4.87%, 06/22/06	399,956
	Royal Bank of Scotland plc
465,000	3.95%, 08/04/06	465,000
235,000	3.99%, 08/11/06	235,000
300,000	5.00%, 06/05/06	299,995
300,000	San Paolo IMI S.p.A. 5.26%, 11/22/06	299,997
	Societe Generale
105,000	4.00%, 07/19/06	104,993
469,560	4.64%, 07/10/06	469,560
507,500	4.81%, 10/30/06	507,500
598,700	4.99%, 06/29/06	598,700
220,000	Suntrust Bank, 4.79%, 06/06/06	220,000
379,350	Toronto Dominion Bank 4.75%, 10/27/06	379,350
	UniCredito Italiano S.p.A.
80,000	5.04%, 07/21/06	80,000
200,000	5.25%, 11/20/06	200,000
145,000	5.28%, 11/22/06	145,010

	Total Certificates of Deposit (Cost $14,100,726)	14,100,726

	Commercial Paper — 25.5%
	Alliance & Leicester plc
81,184	4.87%, 06/09/06 (m)	81,097
92,700	4.87%, 06/15/06 (m)	92,526

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

50,000	4.92%, 06/26/06	49,831
	Allied Irish Banks plc (Ireland)
100,000	5.04%, 06/13/06	99,833
100,000	5.04%, 06/14/06	99,819
	Amstel Funding Corp.
31,169	4.92%, 06/26/06	31,064
268,544	4.93%, 06/29/06	267,526
125,563	4.94%, 06/28/06	125,103
361,953	5.03%, 07/20/06	359,507
176,303	5.10%, 07/31/06	174,825
182,318	5.18%, 08/22/06	180,196
	Amsterdam Funding Corp.
90,450	5.03%, 06/12/06	90,312
80,000	5.03%, 06/15/06	79,844
25,000	5.04%, 06/22/06	24,927
106,585	ANZ National International Ltd., 4.88%, 06/15/06 (m)	106,385
	Aquinas Funding LLC
69,000	4.89%, 06/19/06 (e)	68,833
24,881	5.01%, 06/29/06	24,785
24,335	5.08%, 07/24/06	24,155
	ASAP Funding Ltd.
130,000	5.14%, 08/01/06	128,882
65,000	5.14%, 08/03/06	64,423
50,000	ASPEN Funding Corp., 4.91%, 06/22/06	49,859
	Atlantis One Funding Corp.
294,324	4.92%, 06/27/06	293,291
38,871	5.00%, 06/29/06	38,721
60,085	5.03%, 07/19/06	59,687
134,405	5.04%, 06/16/06	134,124
149,500	5.05%, 06/19/06	149,125
	Bank of America Corp.
334,600	4.91%, 06/22/06	333,653
377,000	4.99%, 06/26/06	375,707
387,000	Bank of Ireland,
	4.98%, 06/26/06	385,672
98,171	Barton Capital Corp., 5.03%, 06/15/06	97,980
97,000	Bear Stearns & Co., 4.88%, 06/19/06	96,766
178,000	Blue Spice LLC, 4.89%, 06/20/06	177,546
85,000	Cafco LLC, 5.07%, 07/27/06	84,338
	Cancara Asset Securitization LLC
24,380	4.88%, 06/16/06	24,331
13,000	4.89%, 06/21/06	12,965
71,000	Cantabric Financing plc, 5.13%, 08/07/06	70,331
	Charta Corp.
187,928	4.88%, 06/06/06	187,802
158,900	4.98%, 06/19/06	158,508
91,117	4.99%, 06/22/06	90,854
30,000	5.07%, 07/27/06	29,766

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

34,951	Ciesco LLC, 5.07%, 07/27/06	34,679
	Citibank Credit Card Issuance Trust
200,000	5.03%, 06/21/06	199,444
105,100	5.03%, 06/22/06	104,793
297,445	5.04%, 06/12/06	296,989
300,000	5.04%, 06/19/06	299,249
319,907	5.05%, 06/19/06	319,104
	Concord Minutemen Capital Co. LLC
117,462	4.83%, 06/07/06	117,369
85,000	5.16%, 06/26/06	84,997
550,000	Credit Suisse First Boston LLC, 5.04%, 07/18/06	546,424
	Crown Point Capital Co LLC
140,000	4.83%, 06/08/06	139,992
100,272	4.96%, 06/19/06 (e)	100,025
100,000	4.97%, 06/02/06	100,000
98,000	5.03%, 06/27/06	97,997
50,000	Curzon Funding Ltd., 5.20%, 08/30/06	49,359
35,000	Davis Square Funding, 5.10%, 07/25/06	34,735
	Depfa Bank plc
94,100	4.87%, 06/14/06	94,100
171,488	5.17%, 08/18/06	169,590
139,000	DZ Bank AG, 4.89%, 06/20/06	138,646
	Emerald Certificates
160,000	5.01%, 06/14/06 (e)	159,712
146,690	5.04%, 06/09/06	146,526
	Fairway Finance Corp.
56,943	4.87%, 06/14/06	56,844
41,016	4.88%, 06/16/06	40,934
23,636	4.88%, 06/19/06	23,579
22,384	5.04%, 06/12/06	22,350
100,000	FCAR Owner Trust, 5.04%, 06/21/06	99,721
40,000	Galleon Capital LLC, 5.03%, 06/19/06	39,900
	Gemini Securitization Corp.
67,000	4.88%, 06/20/06	66,829
80,000	4.93%, 06/27/06	79,719
107,371	5.03%, 06/15/06	107,162
	General Electric Capital Corp.
284,400	4.95%, 06/29/06	283,318
743,000	4.98%, 06/28/06	740,253
	Govco, Inc.
31,602	4.61%, 06/21/06	31,523
47,000	4.97%, 07/06/06	46,776
	Grampian Funding LLC
300,000	4.89%, 06/20/06	299,235
350,000	4.91%, 06/22/06	349,010
310,646	4.97%, 07/06/06	309,163
89,200	5.00%, 06/30/06	88,844
562,750	5.00%, 09/12/06	554,893

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

68,000	5.26%, 11/17/06	66,364
713,100	5.28%, 11/20/06	695,588
	HBOS Treasury Services plc
146,400	4.97%, 07/07/06	145,681
58,000	5.18%, 08/25/06	57,300
21,000	K2 (USA) LLC, 4.87%, 06/13/06	20,966
	Lake Constance Funding LLC
38,408	4.91%, 06/22/06	38,299
65,000	4.91%, 06/23/06	64,807
297,000	Landesbank Hessen, 5.04%, 06/19/06	296,255
99,561	Leafs LLC, 5.08%, 06/20/06	99,561
69,000	Liberty Funding Co., 5.03%, 06/19/06	68,827
	Macquarie Bank Ltd.
70,000	4.94%, 06/30/06	69,725
65,000	5.00%, 07/11/06	64,643
100,000	5.05%, 06/27/06	99,638
75,000	5.19%, 08/24/06	74,104
	Mane Funding Corp.
27,000	4.88%, 06/20/06	26,931
111,313	4.91%, 06/23/06	110,983
32,000	5.03%, 06/05/06	31,982
40,000	5.03%, 06/16/06	39,917
	MBNA Credit Card Master Note Trust
118,998	5.10%, 07/25/06 (e)	118,098
37,000	5.14%, 08/08/06 (e)	36,646
14,000	Mont Blanc Capital Corp., 4.88%, 06/20/06	13,964
50,000	Morgan Stanley 5.12%, 06/01/06	50,000
	Newport Funding Corp.
131,077	4.89%, 06/20/06	130,743
72,500	5.04%, 06/16/06	72,349
75,000	5.18%, 08/21/06	74,137
89,000	Nordea Bank N.A., Inc. 4.62%, 07/05/06	88,620
	Park Granada LLC
108,000	4.98%, 07/06/06	107,483
35,000	4.99%, 06/19/06	34,913
50,000	5.00%, 06/20/06	49,869
159,000	5.02%, 06/26/06	158,450
	Picaros Funding LLC
90,394	5.03%, 06/05/06	90,344
147,138	5.22%, 11/07/06	143,837
	Prudential plc
49,400	4.88%, 06/15/06	49,307
118,500	4.99%, 07/06/06	117,932
81,000	RWE AG, 4.93%, 06/26/06	80,726
	Santander Hipano Finance Delaware, Inc.
50,000	4.61%, 06/29/06	49,825
75,000	4.75%, 10/23/06	73,623

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Scaldis Capital LLC
105,385	4.93%, 06/26/06	105,029
406,908	5.04%, 06/15/06	406,114
41,022	5.26%, 11/13/06	40,058
82,890	Sheffield Receivables Co., 5.03%, 06/19/06	82,682
100,000	Sigma Finance, Inc., 5.00%, 06/30/06	99,601
	Silver Tower U.S. Funding LLC
52,000	4.92%, 06/26/06	51,825
85,000	5.04%, 06/15/06	84,834
260,000	Skandinaviska Enskilda Banken AB, 5.07%, 07/27/06	257,974
374,985	Societe Generale, 4.63%, 07/05/06	373,384
200,000	Spintab AB, 5.18%, 08/22/06	197,670
69,000	Swedish National Housing Finance, 4.97%, 06/20/06	68,821
	Thames Asset Global Securitization, Inc.
88,357	4.97%, 07/07/06	87,923
48,040	5.02%, 06/02/06	48,033
72,292	5.03%, 06/14/06	72,161
89,000	5.03%, 06/15/06	88,827
54,951	5.04%, 06/19/06	54,813
	Tulip Funding Corp.
243,095	5.03%, 06/16/06	242,588
100,000	5.06%, 06/28/06	99,622
69,952	5.08%, 07/28/06	69,396
100,000	Variable Funding Capital, 5.04%, 06/16/06	99,791
265,000	Variable Funding Corp., 4.98%, 06/20/06	264,309
84,060	Westpac Banking Corp. New Zealand, 4.98%, 06/09/06	83,970
	Westpac Trust
130,025	4.88%, 06/15/06	129,781
187,000	4.97%, 07/07/06	186,082
55,000	5.06%, 07/20/06	54,625
	Windmill Funding Corp.
88,000	5.03%, 06/15/06	87,829
20,000	5.03%, 06/16/06	19,958

	Total Commercial Paper (Cost $18,568,819)	18,568,819

	Corporate Bonds — 27.9%
	Banks — 13.1%
	ANZ National International Ltd. (Australia)
130,000	FRN, 5.05%, 06/07/06 (e) (m)	130,000
100,000	FRN, 5.06%, 06/23/06 (e)	100,000
	Bank of America N.A.
553,000	FRN, 5.06%, 06/01/06	553,000
715,000	FRN, 5.06%, 06/18/06	715,000
175,000	Banque Nationale de Paris, FRN, 5.00%, 06/04/06	174,985
	Barclays Bank plc

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

75,000	FRN, 5.00%, 06/05/06	74,998
200,000	FRN, 5.04%, 06/29/06	199,980
251,000	Barclays Bank plc (United Kingdom), FRN, 5.00%, 06/04/06	250,958
600,000	Bayerische Landesbank (Germany), FRN, 5.10%, 06/24/06	600,000
	BNP Paribas (France),
225,000	FRN, 5.05%, 06/26/06 (e)	225,000
215,000	FRN, 5.14%, 08/19/06 (e)	215,000
200,000	Fifth Third Bancorp., FRN, 5.06%, 06/23/06 (e)	200,000
	HBOS Treasury Services plc (United Kingdom)
100,000	4.22%, 08/30/06	99,996
300,000	FRN, 5.00%, 06/24/06 (e)	300,000
570,000	FRN, 5.07%, 06/02/06 (e)	570,000
805,000	FRN, 5.26%, 08/20/06 (e)	805,000
125,000	HSBC Bank USA N.A., FRN, 4.92%, 06/14/06	125,043
550,000	Natexis Banques Populaires, FRN, 5.12%, 08/23/06	550,000
	Royal Bank of Scotland plc
200,000	3.95%, 08/04/06	200,002
50,000	3.95%, 08/11/06	50,000
594,400	4.31%, 09/29/06	594,400
170,000	FRN, 4.98%, 06/07/06	169,994
150,000	FRN, 5.03%, 06/30/06	149,993
	Royal Bank of Scotland plc (United Kingdom)
250,000	FRN, 5.07%, 06/23/06 (e)	250,000
100,000	FRN, 5.22%, 06/24/06 (e)	100,024
	Societe Generale (France)
375,000	FRN, 4.84%, 06/12/06	375,000
85,000	FRN, 4.99%, 06/02/06 (e)	85,000
20,000	FRN, 5.02%, 06/14/06	20,000
100,000	FRN, 5.03%, 06/30/06	99,992
	Wells Fargo Bank N.A.
271,000	FRN, 5.00%, 06/03/06	271,000
785,000	FRN, 5.05%, 06/09/06	785,000
175,000	FRN, 5.07%, 06/02/06	175,000
160,000	Westpac Banking Corp., FRN, 4.93%, 06/11/06	160,000
150,000	Westpac Banking Corp. (Australia), FRN, 5.24%, 08/25/06 (e)	150,140

		9,524,505

	Capital Markets — 1.5%
80,000	Citigroup Global Markets Holdings, Inc., FRN, 5.23%, 07/25/06	80,019
191,000	Five Finance, Inc. FRN, 5.06%, 06/01/06 (e)	190,991
	Goldman Sachs Group, Inc.
200,000	5.08%, 06/12/06 (e) (i)	200,000
385,000	5.10%, 06/21/06 (e) (i)	385,000
250,000	Lehman Brothers Holdings, Inc., FRN, 5.14%, 06/22/06	250,000

		1,106,010

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Diversified Financial Services — 13.2%
	Beta Finance, Inc.
150,000	FRN, 5.02%, 07/21/06 (e)	149,986
155,000	FRN, 5.03%, 06/15/06 (e)	154,978
170,000	FRN, 5.06%, 08/24/06 (e)	169,983
103,000	FRN, 5.06%, 08/25/06 (e)	102,990
105,000	FRN, 5.06%, 08/29/06 (e)	104,990
149,000	FRN, 5.07%, 06/01/06 (e)	149,000
	CC USA, Inc.
150,000	FRN, 4.90%, 06/29/06 (e)	149,993
62,000	FRN, 5.03%, 06/15/06 (e)	61,998
200,000	FRN, 5.06%, 06/01/06 (e)	199,998
160,000	FRN, 5.06%, 06/02/06 (e)	159,993
64,000	FRN, 5.06%, 08/23/06 (e)	63,994
285,000	FRN, 5.07%, 06/01/06 (e)	285,000
310,000	Counts Trust, FRN, 4.92%, 06/13/06 (e) (i)	310,000
200,000	Dorada Finance, Inc., FRN, 5.07%, 06/01/06 (e)	200,000
	General Electric Capital Corp.
150,000	FRN, 4.92%, 06/30/06	150,000
350,000	FRN, 5.03%, 06/07/06	350,000
468,000	FRN, 5.18%, 06/09/06	468,000
400,000	FRN, 5.18%, 06/17/06	400,000
132,500	HSBC Finance Corp., FRN, 4.99%, 06/22/06	132,493
	K2 (USA) LLC
150,000	4.00%, 08/11/06 (e)	150,000
205,000	FRN, 4.91%, 06/28/06 (e)	204,993
90,000	FRN, 5.04%, 06/11/06 (e)	89,997
15,000	FRN, 5.04%, 06/20/06 (e)	14,999
133,300	FRN, 5.04%, 06/25/06 (e)	133,297
50,000	FRN, 5.05%, 06/28/06 (e)	50,000
100,000	FRN, 5.06%, 06/01/06 (e)	99,997
290,300	FRN, 5.07%, 06/01/06 (e)	290,299
40,000	FRN, 5.10%, 07/25/06 (e)	40,010
	Links Finance LLC
85,000	FRN, 4.91%, 06/27/06 (e)	84,997
59,000	FRN, 5.04%, 06/15/06 (e)	58,998
100,000	FRN, 5.06%, 07/25/06 (e)	99,993
100,000	FRN, 5.07%, 07/18/06 (e)	100,000
100,000	FRN, 5.07%, 07/20/06 (e)	100,000
65,000	FRN, 5.10%, 08/01/06 (e)	64,994
345,000	Merrill Lynch & Co., Inc., FRN, 5.11%, 06/04/06	345,000
263,000	Money Market Trust, FRN, 5.17%, 06/15/06 (e) (i)	263,000
30,000	Nationwide Building Society, FRN, 5.20%, 07/21/06 (e)	30,005
	Restructured Asset Securities with Enhanced Returns (RACERS)
400,000	FRN, 5.21%, 08/21/06 (e) (i)	400,000
185,000	FRN, 5.23%, 06/08/06 (e) (i)	185,000
120,000	FRN, 5.24%, 06/03/06 (e) (i)	120,000
364,500	FRN, 5.28%, 06/15/06 (e) (i)	364,500

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Sigma Finance, Inc.
175,000	FRN, 5.04%, 06/15/06 (e)	174,995
672,000	FRN, 5.07%, 06/01/06 (e)	672,000
350,000	FRN, 5.07%, 09/11/06 (e)	349,978
	Steers Delaware Business Trust
330,000	Series 2006-1, FRN, 5.08%, 06/05/06 (e) (i)	330,000
332,000	Series 2006-1, FRN, 5.12%, 06/25/06 (e) (i)	332,000
	Tango Finance Corp.
177,000	FRN, 5.02%, 07/17/06 (e)	176,989
50,000	FRN, 5.07%, 06/01/06 (e)	49,999
35,000	FRN, 5.07%, 07/09/06 (e)	34,997
94,500	FRN, 5.09%, 07/30/06 (e)	94,496
	Toyota Motor Credit Corp.
80,000	FRN, 5.05%, 06/01/06	80,000
125,000	FRN, 5.06%, 06/01/06	125,000
134,000	Union Hamilton Special Funding LLC, FRN, 4.97%, 06/28/06 (e)	134,000

		9,607,929

	Mulitline Retail — 0.1%
90,000	Wal-Mart Stores, Inc., 5.59%, 06/01/06	90,000

	Total Corporate Bonds (Cost $20,328,444)	20,328,444

	Funding Agreements — 0.9%
	Insurance — 0.9%
50,000	Allstate Life Global Funding Trusts, FRN, 5.03%, 06/04/06	50,000
200,000	Metropolitan Life Insurance Co., 4.98%, 06/15/06 (e) (i)	200,000
	New York Life Insurance Co.
200,000	4.81%, 06/01/06 (e) (i)	200,000
200,000	5.18%, 07/26/06 (e) (i)	200,000
20,000	Transamerica Occidental Life Insurance Co., 5.19%, 06/11/06 (e) (i)	20,000

	Total Funding Agreements (Cost $670,000)	670,000

	Municipal Bonds — 0.1%
60,000	New York City, Taxable, Sub-Series A-10, GO, FSA, Adj., 5.03%, 06/05/06 (Cost $60,000)	60,000

	Repurchase Agreements — 10.5%
95,000	Bank of America Corp., 5.04%, dated 05/31/06, due 06/01/06, repurchase price $95,013, collateralized by U.S. Government Agency Securities with a value of $96,900	95,000
225,000	Bank of America Corp., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $225,032, collateralized by U.S. Government Agency Securities with a value of $231,750	225,000
700,000	Bear Stearns & Co., 5.06%, dated 05/31/06, due 06/01/06, repurchase price $700,098, collateralized by U.S. Government Agency Securities with a value of $721,004	700,000
150,000	Bear Stearns & Co., 5.12%, dated 05/31/06, due 06/01/06, repurchase price $150,021, collateralized by U.S. Government Agency Securities with a value of $154,502	150,000

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

300,000	Citigroup, Inc., 5.08%, dated 05/31/06, due 06/01/06, repurchase price $300,042, collateralized by Asset Backed Securities, Collateralized Mortgage Obligations and Corporate Bonds with a value of $309,000	300,000
400,000	Citigroup, Inc., 5.10%, dated 05/31/06, due 06/01/06, repurchase price $400,056, collateralized by Asset Backed Securities, Collateralized Mortgage Obligations and Corporate Bonds with a value of $412,000	400,000
450,000	Citigroup, Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $450,064, collateralized by Asset Backed Securities, Collateralized Mortgage Obligations and Corporate Bonds with a value of $463,500	450,000
600,000	Citigroup, Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $600,085, collateralized by Collateralized Mortgage Obligations, with a value of $618,000	600,000
400,000	Citigroup, Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $400,057, collateralized by Asset Backed Securities, Collateralized Mortgage Obligations and Corporate Bonds with a value of $412,000	400,000
45,000	Deutsche Bank Securities Inc., 5.04%, dated 05/31/06, due 06/01/06, repurchase price $45,006, collateralized by U.S. Government Agency Securities with a value of $45,900	45,000
200,000	Deutshe Bank Securities Inc., 5.12%, dated 05/31/06, due 06/01/06, repurchase price $200,028, collateralized by U.S. Government Agency Securities with a value of $206,000	200,000
9,573	Goldman Sachs & Co., 5.04%, dated 05/31/06, due 06/01/06, repurchase price $9,574, collateralized by U.S. Government Agency Securities with a value $9,764	9,573
200,000	Goldman Sachs & Co., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $200,028, collateralized by Collateralized Mortgage Obligations, with a value of $206,000	200,000
700,000	Goldman Sachs & Co., 5.13%, dated 05/31/06, due 06/01/06, repurchase price $700,100, collateralized by Corporate Bonds and Notes and Collateralized Mortgage Obligations, with a value of $721,000	700,000
100,000	Goldman Sachs & Co., 5.13%, dated 05/31/06, due 06/01/06, repurchase price $100,014, collateralized by Collateralized Mortgage Obligations, with a value of $103,000	100,000
200,000	Goldman Sachs & Co., 5.16%, dated 05/31/06, due 06/01/06, repurchase price $200,029, collateralized by Collateralized Mortgage Obligations, with a value of $206,000	200,000
300,000	Merrill Lynch & Co., Inc., 5.10%, dated 05/31/06, due 06/01/06, repurchase price $300,043, collateralized by Asset Backed Securities, with a value of $309,004	300,000
1,000,000	Merrill Lynch & Co., Inc., 5.10%, dated 05/31/06, due 06/01/06, repurchase price $1,000,142, collateralized by Asset Backed Securities, with a value of $1,030,000	1,000,000
100,000	Merrill Lynch & Co., Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $500,071, collateralized by Corporate Bonds, with a value of $103,003	100,000
400,000	Merrill Lynch & Co., Inc., 5.11%, dated 05/31/06, due 06/01/06, repurchase price $400,057, collateralized by Asset Backed Securities, with a value of $412,000	400,000

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

100,000	Merrill Lynch & Co., Inc., 5.12%, dated 05/31/06, due 06/01/06, repurchase price $100,014, collateralized by Corporate Bonds, with a value of $103,005	100,000
1,000,000	UBS Securities LLC, 5.07%, dated 05/31/06, due 06/01/06, repurchase price $1,000,141, collateralized by Collateralized Mortgage Obligations with a value of $1,030,000	1,000,000

	Total Repurchase Agreements (Cost $7,674,573)	7,674,573

	Time Deposits — 14.7%
430,499	BNP Paribas, 5.08%, 06/01/06	430,499
830,000	Calyon N.A. Co., 5.08%, 06/01/06	830,000
1,000,000	Credit Suisse First Boston LLC, 5.07%, 06/01/06	1,000,000
	Deutsche Bank AG
500,000	5.00%, 06/01/06	500,000
500,000	5.07%, 06/01/06	500,000
850,000	5.09%, 06/01/06	850,000
390,000	Dexia Bank, 5.09%, 06/01/06	390,000
1,421,864	Fortis Bank 5.08%, 06/01/06	1,421,864
500,000	HSH Nordbank AG, 5.08%, 06/01/06	500,000
750,000	ING Bank N.V., 5.09%, 06/01/06	750,000
1,537	Interfund Lending 5.26%, 06/01/06	1,537
1,000,000	Natexis Banques Populaires, 5.08%, 06/01/06	1,000,000
1,000,000	Rabobank Nederland N.V., 5.08%, 06/01/06	1,000,000
590,000	Societe Generale, 5.08%, 06/01/06	590,000
629,786	SunTrust Banks, Inc., 4.94%, 06/01/06	629,786
300,000	Wells Fargo Bank N.A., 5.06%, 06/01/06	300,000

	Total Time Deposits (Cost $10,693,686)	10,693,686

	U.S. Government Agency Securities — 0.2%
35,000	Federal Home Loan Bank, 3.75%, 09/29/06	34,890
99,310	Federal National Mortgage Association, FRN, 4.95%, 06/07/06	99,310

	Total U.S. Government Agency Securities (Cost $134,200)	134,200

	Total Investments — 100.4% (Cost $73,206,681)	$73,206,681
	Liabilities in Excess of Other Assets — (0.4)%	(320,636)

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Net Assets — 100.0%	$72,886,045

Percentages indicated are based on net assets.

Abbreviations:
(e)

All or portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
FRN	Floating Rate Note.
FSA	Financial Security Assurance
GO	General Obligation Bond

JPMorgan Federal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 102.3%
	Federal Farm Credit Bank — 25.5%
50,000	DN, 4.87%, 06/06/06 (n)	49,966
14,271	DN, 5.03%, 11/07/06 (m)(n)	13,963
9,870	DN, 5.04%, 11/15/06 (n)	9,646
100,000	FRN, 4.87%, 06/01/06	99,976
100,000	FRN, 4.97%, 06/01/06	100,000
100,000	FRN, 4.98%, 06/01/06	99,981
100,000	FRN, 4.98%, 07/02/06	99,962
99,650	FRN, 4.99%, 06/01/06	99,630
50,000	FRN, 4.99%, 06/01/06	49,998
35,000	FRN, 5.00%, 06/01/06	34,999
100,000	FRN, 5.00%, 06/01/06	99,987
50,000	FRN, 5.01%, 06/01/06	49,986
50,000	FRN, 5.01%, 06/01/06	49,982
100,000	FRN, 5.01%, 06/01/06	99,990
12,000	FRN, 5.01%, 06/24/06	12,007
30,000	FRN, 5.02%, 06/27/06	30,011
100,000	FRN, 5.03%, 06/01/06	99,990
70,000	FRN, 5.03%, 06/28/06	69,999

		1,170,073

	Federal Home Loan Bank — 76.8%
117,880	2.88%, 08/15/06	117,370
75,160	3.25%, 08/11/06	74,968
4,115	3.88%, 12/20/06	4,085
87,000	4.13%, 09/28/06	86,971
4,265	4.13%, 11/15/06	4,244
471,658	DN, 4.82%, 06/07/06 (n)	471,281
308,867	DN, 4.83%, 06/28/06 (n)	307,758
215,000	DN, 4.85%, 06/16/06 (n)	214,569
58,636	DN, 4.89%, 06/05/06 (n)	58,604
384,629	DN, 4.90%, 06/01/06 (n)	384,629
204,850	DN, 4.90%, 06/02/06 (n)	204,822
313,621	DN, 4.90%, 06/14/06 (n)	313,068
198,000	DN, 4.93%, 06/09/06 (n)	197,784
304,743	DN, 4.99%, 08/02/06 (n)	302,156
48,408	DN, 5.10%, 11/17/06 (n)	47,279
125,000	FRN, 4.77%, 06/13/06	124,998
57,000	FRN, 4.81%, 06/22/06	56,991
50,000	FRN, 4.84%, 06/29/06	49,982
75,000	FRN, 4.86%, 07/04/06	74,977
330,000	FRN, 4.97%, 06/21/06	330,000
75,000	FRN, 4.99%, 06/01/06	74,993
20,000	FRN, 5.02%, 08/10/06	19,991

		3,521,520

	Total Investments — 102.3% (Cost $4,691,593) *	4,691,593
	Liabilities in Excess of Other Assets — (2.3)%	(107,095)

	Net Assets — 100.0%	$4,584,498

Percentages indicated are based on net assets.

Abbreviations:

*	The cost of securities is substantially the same for federal income tax purposes.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
DN	Discount Note.
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Securities — 104.3%
	U.S. Treasury Bills — 104.3% (n)
1,008,875	3.01%, 06/22/06	1,006,170
351,679	4.55%, 06/01/06 (m)	351,679
931,317	4.55%, 06/08/06	930,499
1,236,027	4.63%, 06/15/06	1,233,819
600,000	4.63%, 07/13/06	596,798
1,050,000	4.64%, 07/06/06	1,045,303
801,652	4.65%, 06/29/06	798,775
665,766	4.66%, 07/20/06	661,591
660,145	4.68%, 07/27/06	655,397
662,380	4.75%, 08/03/06	656,943
600,000	4.80%, 08/10/06	594,470
675,830	4.80%, 08/17/06	668,977
3,682	4.80%, 10/05/06	3,621

		9,204,042

	Total Investments — 104.3%
	(Cost $9,204,042) *	9,204,042
	Liabilities in Excess of Other Assets — (4.3)%	(383,044)

	Net Assets — 100.0%	$8,820,998

Percentages indicated are based on net assets.

Abbreviations:

*	The cost of securities is substantially the same for federal income tax purposes.
(m)	All or portion of this security is segregated for current or potential of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Municipal Commercial Paper — 7.5%
	California — 0.9%
30,000	Los Angeles Department of Water & Power,
	3.30%, 06/01/06	30,000
	State of California
10,000	3.45%, 06/01/06	10,000
20,000	3.60%, 07/06/06	20,000
22,443	3.60%, 07/11/06	22,443
42,000	3.60%, 08/06/06	42,000

		124,443

	District of Columbia — 1.0%
10,000	District of Columbia,
	3.20%, 07/28/06	10,000
	Metro Washington DC Airport Authority
8,000	3.50%, 07/05/06	8,000
92,000	3.68%, 11/01/06	92,000
13,800	3.70%, 08/09/06	13,800
15,500	Washington DC National Academy,
	3.68%, 08/09/06	15,500

		139,300

	Florida — 0.7%
	Florida Local Government Finance Community
10,770	3.68%, 07/13/06	10,770
23,490	3.70%, 06/19/06	23,490
12,500	Florida Sunshine State,
	3.25%, 06/02/06	12,500
25,000	Jacksonville Health Facilities Authority,
	3.75%, 01/17/07	25,000
21,025	Sunshine State Government,
	3.20%, 06/02/06	21,025

		92,785

	Maryland — 0.2%
25,000	Maryland State Health & Higher Educational Facilities Authority,
	3.42%, 06/07/06	25,000

	Massachusetts — 0.1%
7,256	Massachusetts Development Finance Agency,
	3.45%, 06/07/06	7,256

	Minnesota — 0.6%
	Rochester Health Care Authority
20,000	3.60%, 07/13/06	20,000
17,600	3.68%, 07/13/06	17,600
22,200	University of Minnesota,
	3.55%, 06/07/06	22,200
26,300	Southern Minnesota Municipal Power Agency,
	3.63%, 06/06/06	26,300

		86,100

	Nevada — 0.1%
18,000	Las Vegas Valley Water District,
	3.42%, 06/07/06	18,000

	North Carolina — 0.1%
	North Carolina Capital Facilities Finance Agency
4,600	3.45%, 06/01/06	4,600
10,396	3.63%, 07/12/06	10,396

		14,996

	Ohio — 0.3%
40,000	Cuyahoga County Municipal,
	3.70%, 11/08/06	40,000

	Tennessee — 0.2%
30,000	State of Tennessee,
	3.55%, 06/12/06	30,000

	Texas — 2.0%
	City of Dallas, Texas Water & Sewer
28,480	3.15%, 06/15/06	28,480
12,454	3.60%, 06/01/06	12,454
1,388	3.15%, 06/06/06	1,388
10,555	City of San Antonio,
	3.63%, 07/11/06	10,555
32,000	North Central Health Facility Development Corp.,
	3.60%, 09/07/06	32,000
30,000	Texas Department of Transportation,
	3.56%, 08/07/06	30,000
75,000	Texas Housing Agency,
	3.20%, 06/02/06	75,000
24,750	Texas Municipal Power Agency,
	3.57%, 06/07/06	24,750

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

25,800	Texas Public Finance Authority,
	3.30%, 06/01/06	25,800
40,000	University of Texas,
	3.60%, 08/01/06	40,000

		280,427

	Utah — 1.2%
	Intermountain Power Agency
43,700	3.17%, 06/01/06	43,700
50,000	3.18%, 06/01/06	50,000
6,000	3.45%, 06/07/06	6,000
12,500	3.68%, 06/19/06	12,500
58,000	3.55%, 08/01/06	58,000

		170,200

	Vermont — 0.1%
9,395	University of Vermont,
	3.20%, 06/12/06	9,395

	Total Municipal Commercial Paper
	(Cost $1,037,902)	1,037,902

	Municipal Bonds — 92.2%
	Alabama — 0.9%
20,900	ABN Amro Munitops Certificate Trust,
	Series 2002-21, Rev., VAR, MBIA, 3.51%, 06/07/06	20,900
800	Alabama Special Care Facilities Financing Authority,
	Montgomery Hospital,
	Series 1999-6, Rev., VAR, FGIC, 3.22%, 06/07/06	800
5,000	Birmingham Airport Authority,
	Municipal Securities Trust Receipts,
	Series SGA-47, Rev., VAR, MBIA, 3.26%, 06/02/06 (e)	5,000
15,000	DCH Health Care Authority, Alabama Healthcare Facilities,
	Rev., VAR, LOC: Regions Bank, 3.47%, 06/06/06	15,000
	Infirmary Health System Special Care Facilities Financing Authority
8,000	Series A, Rev., VAR, LOC: Bank of Nova Scotia, 3.23%, 06/07/06	8,000
2,385	Series A, Rev., VAR, LOC: Regions Bank, 3.48%, 06/06/06	2,385
7,950	Jefferson County, Sewer,
	Sub Series B-5, Rev., VAR, XLCA, 3.48%, 06/05/06	7,950
5,735	Jefferson County, Sewer, EAGLE
	Series 2002-6016, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A.,
	3.51%, 06/03/06	5,735
27,375	Health Care Authority for Baptist,
	Series A-2, Rev., VAR, MBIA, 3.22%, 06/07/06	27,375
2,875	Mobile County IDA, PCR, ExxonMobil Project,
	Rev., VAR, 3.50%, 06/01/06	2,875
	Montgomery BMC Special Care Facilities Financing Authority,
	Hospital, VHA Alabama, Inc.
5,800	Series C, Rev., VAR, AMBAC, 3.27%, 06/07/06	5,800
5,000	Series D, Rev., VAR, AMBAC, 3.27%, 06/07/06	5,000
9,000	Series F, Rev., VAR, AMBAC, 3.27%, 06/04/06	9,000
4,000	Selma IDB, Specialty Minerals Project,
	Rev., VAR, LOC: Wachovia Bank of Georgia, 3.53%, 06/01/06	4,000
5,320	Tuscaloosa County Board of Education, Special Tax,
	TAW, VAR, LOC: Regions Bank, 3.49%, 06/02/06	5,320

		125,140

	Alaska — 0.4%
	Alaska Housing Finance Corp., Floating Rate Trust Receipts
8,625	Series K-14, Regulation D, Rev., VAR, MBIA,
	LIQ: Lehman Liquidity Co., 3.34%, 06/01/06	8,625
1,600	Series L-25, Regulation D, Rev., VAR, MBIA, 3.31%, 06/05/06	1,600
13,005	Alaska Housing Finance Corp., Merlots,
	Series D, Rev., VAR, MBIA, LIQ: Wachovia Bank N.A.,
	3.27%, 06/07/06	13,005
10,000	Alaska Housing Finance Corp., State Capital Project
	Series C, Rev., VAR, MBIA, 3.47%, 06/06/06	10,000
14,400	City of North Slope Boro,
	Series A, GO, VAR, MBIA, 3.50%, 06/06/06	14,400
	City of Valdez Marine Term Ref Exxon Pipeline Co. Project
150	Series A, Rev., VAR, 3.50%, 06/01/06	150
1,200	Series B, Rev., VAR, 3.50%, 06/01/06	1,200
1,800	Series C, Rev., VAR, 3.50%, 06/01/06	1,800

		50,780

	Arizona — 1.8%
	Apache County IDA, IDR, Tucson Electric Power Co.,
4,200	Series 83-A, Rev., VAR, LOC: Credit Suisse First Boston, 3.20%, 06/02/06	4,200
42,500	Series 83-B, Rev., VAR, LOC: Bank of New York, 3.30%, 06/04/06	42,500
7,700	Series 1999-6, Rev., VAR, LOC: Credit Suisse First Boston,
	3.20%, 06/07/06	7,700
16,160	Arizona Health Facilities Authority, Banner Health,
	Series C, Rev., VAR, FGIC, 3.15%, 06/07/06	16,160
	Arizona State University
10,000	Series A, Rev., VAR, AMBAC, 3.21%, 06/05/06	10,000
5,000	Series B, Rev., VAR, AMBAC, 3.21%, 06/05/06	5,000
5,670	Coconino County Pollution Control Corp.,
	Arizona Public Service Co. Project,
	Rev., VAR, LOC: KBC Bank N.V., 3.57%, 06/01/06	5,670

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

21,525	Downtown Phoenix Hotel Corp., Floating Rate Trust Receipts,
	Series PU3, Regulation D, Rev., VAR, FGIC,
	LIQ: Lehman Liquidity Co., 3.31%, 07/01/06	21,525
7,660	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments,
	Series A, Rev., VAR, LIQ: FNMA, 3.50%, 06/02/06	7,660
3,840	Maricopa County Public Finance Corp., Floating Rate Certificates,
	Series 511, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter,
	3.50%, 06/06/06	3,840
6,450	Phoenix Civic Improvement Corp.,
	Series 1122, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding,
	3.40%, 06/02/06	6,450
11,000	Phoenix Civic Improvement Corp., EAGLE,
	Series 720050040, Class A, Rev., VAR, AMBAC,
	LIQ: Citibank N.A., 3.51%, 06/02/06	11,000
15,460	Phoenix, Civic Improvement Corp., Wastewater System, Senior Lien,
	Series A, Rev., VAR, MBIA, 3.23%, 06/06/06	15,460
5,330	Phoenix IDA, Multi-Family Housing, CenterTree Apartments Project,
	Series A, Rev., VAR, LIQ: FNMA, 3.53%, 06/02/06	5,330
2,000	Phoenix IDA, Del Mar Terrace,
	Series A, Rev., VAR, 3.20%, 06/05/06	2,000
14,200	Pima County IDA, Lease Purchase,
	Rev., VAR, 3.60%, 06/03/06	14,200
	Pima County IDA, Tucson Electric Irvington
20,950	Rev., VAR, FNMA AGMT, LOC: Credit Suisse First Boston,
	3.30%, 06/05/06	20,950
21,600	Rev., VAR, LOC: Bank of New York, 3.30%, 06/07/06	21,600
25,000	Salt River Project, Agricultural Improvement & Power District,
	Electric Systems,
	Series SG-160, Rev., VAR, LOC: Societe Generale, 3.50%, 06/06/06	25,000
7,110	University of Arizona, Main Campus & Research,
	Series A, Rev., VAR, AMBAC, 3.20%, 06/02/06	7,110
4,100	University of Arizona, Student Union Bookstore,
	COP, Series B, VAR, AMBAC, 3.20%, 06/07/06	4,100

		257,455

	Arkansas — 0.0% (g)
5,500	Columbia County Solid Waste Disposal,
	Albemarle Corp., Project, Rev., VAR,
	LOC: Bank of America N.A., 3.54%, 06/01/06	5,500

	California — 6.5%
2,450	Abag Financial Authority for Nonprofit Corps., Colma Bart Apartments,
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.46%, 06/02/06 (m)	2,450
3,000	Abag Financial Authority for Nonprofit Corps.,
	Multi-Family Housing, Paragon Apartments,
	Series A, Rev., VAR, AMT, LOC: Comerica Bank, 3.50%, 06/02/06 (m)	3,000
6,995	ABN Amro Munitops Certificate Trust,
	Series 2003-11, GO, VAR, FSA, 3.48%, 06/04/06	6,995
2,000	Alvord Unified School District, Food Services Bridge Funding Program,
	COP, VAR, FSA, 3.36%, 06/05/06	2,000
3,600	Anaheim Housing Authority, Multi-Family Housing Bel Page Project,
	Series A, Rev., VAR, FNMA COLL AGMT, 3.17%, 06/03/06	3,600
8,500	Auburn Union School District,
	COP, VAR, FSA, 3.48%, 06/05/06	8,500
18,600	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
	Series C, Rev., VAR, AMBAC, 3.36%, 06/05/06	18,600
2,400	California Economic Development Financing Authority, IDR,
	Standard Abrasives Manufacturing Project,
	Rev., VAR, LOC: Mellon Bank N.A., 3.21%, 06/07/06	2,400
25,000	California Health Facilities Financing Authority, Catholic West,
	Series H, Rev., VAR, LOC: Bank of America N.A., 3.16%, 06/07/06	25,000
	California Housing Finance Agency
16,795	Series D, Rev., VAR, FSA, 3.23%, 06/02/06	16,795
13,780	Series MT-036, Rev., VAR, LIQ: Landesbank Hessen-Thueringen,
	3.54%, 06/07/06	13,780
	California Housing Finance Agency, Home Mortgage
7,300	Series F, Rev., VAR, FSA, 3.23%, 06/02/06	7,300
29,500	Series M, Rev., VAR, AMT, 3.60%, 06/01/06	29,500
	California Housing Finance Agency, Multi-Family Housing
3,000	Series D, Rev., VAR, AMT, 3.64%, 06/01/06	3,000
1,125	Series G, Rev., VAR, 3.25%, 06/02/06	1,125
6,000	California Infrastructure & Economic Development Bank, IDR,
	Elite Leather Co. Project,
	Rev., VAR, LOC: Union Bank of California N.A., 3.58%, 06/07/06	6,000
1,610	California Infrastructure & Economic Development Bank, IDR,
	Pleasant Mattress, Inc. Project,
	Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.21%, 06/01/25	1,610
1,450	California Infrastructure & Economic Development Bank, IDR,
	Standard Abrasive Manufacturing Project,
	Series A, Rev., VAR, LOC: Mellon First Business Bank, 3.21%, 06/05/06	1,450
	California State Department of Water Resources, Power Supply
6,100	Series B-4, Rev., VAR, LOC: Bayerische Landesbank, 3.50%, 06/01/06	6,100
2,950	Series C-12, Rev., VAR, LOC: Landesbank Hessen-Thueringen,
	3.36%, 06/01/06	2,950
40,000	Sub Series G-4, Rev., VAR, FSA, 3.46%, 06/04/06	40,000
12,000	Sub Series G-7, Rev., VAR, FSA, 3.36%, 06/01/06	12,000
1,275	California State Public Works Board,
	Series PA-814, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services,
	3.51%, 06/01/06	1,275

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,650	California Statewide Communities Development Authority,
	Series 909, COP, VAR., MBIA, LIQ: Morgan Stanley Municipal Funding,
	3.46%, 06/04/06	1,650
3,420	California Statewide Communities Development Authority,
	Multi-Family Housing, Breezewood Apartments,
	Series F-1, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 06/03/06	3,420
4,400	California Statewide Communities Development Authority,
	Multi-Family Housing, Arbor Ridge Apartments,
	Series X, Rev., VAR, FNMA, LIQ: FNMA, 3.41%, 06/03/06	4,400
29,735	California Transit Finance Authority,
	Rev., VAR, FSA, 3.20%, 06/07/06	29,735
43,800	Charter Mac Floater Certificate Trust I,
	Series CAL-1, Rev., VAR, AMT, MBIA, 3.50%, 06/05/06	43,800
21,000	California State University, EAGLE,
	Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.50%, 06/06/06	21,000
7,100	City of Camarillo, Multi-Family Housing, Heritage Park,
	Series A, Rev., VAR, FNMA COLL, 3.17%, 06/03/06	7,100
1,800	City of Fremont, Multi-Family Housing, Creekside Village Apartments,
	Series D, Rev., VAR, LOC: FHLMC, 3.36%, 06/06/06	1,800
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments,
	Series A, Rev., VAR, FNMA COLL AGMT, 3.36%, 06/04/06	3,950
2,636	City of Glendale, California Hospital,
	Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter,
	3.51%, 06/04/06	2,635
3,000	City of Hemet, Multi-Family Housing, Sunwest Retirement,
	Series A, Rev., VAR, FHLMC COLL, 3.42%, 06/06/06	3,000
2,630	City of Long Beach, Harbor,
	Series A, Rev., VAR, MBIA, 3.22%, 06/05/06	2,630
8,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project,
	Series A, Rev, VAR, LIQ: FNMA, 3.48%, 06/07/06	8,800
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project,
	Rev., VAR, FHLMC COLL, 3.19%, 06/07/06	3,000
2,200	Colton Redevelopment Agency, Multi-Family Housing,
	Series 1985-A, Rev., VAR, LOC: Coast Federal Bank, 2.88%, 06/07/06	2,200
	East Bay Municipal Utility District, Water Systems
4,650	Sub Series 2, Rev., VAR, XCLA, 3.20%, 06/01/06	4,650
1,390	Sub Series A, Rev., VAR, FSA, 3.14%, 06/04/06	1,390
3,120	Sub Series B, Rev., VAR, FSA, 3.13%, 06/04/06	3,120
2,300	Sub Series B-2, Rev., VAR, XCLA, 3.13%, 06/01/06	2,300
2,530	Eastern Municipal Water District, Water & Sewer,
	COP, Series B, VAR, MBIA, 3.36%, 06/07/06	2,530
13,520	Eclipse Funding Trust, Solar Eclipse, Sacramento,
	Series 2006-0079, COP, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.47%, 08/01/06	13,520
21,000	Golden State Tobacco Securitization Corp., EAGLE,
	Series 720053017, Class A, Rev., VAR, LIQ: Citibank N.A., FGIC,
	3.50%, 06/01/06	21,000
4,100	Grant Joint Union High School District, Bridge Funding Program,
	COP, VAR, FSA, 3.36%, 06/05/06	4,100
6,360	Huntington Beach Union High School District,
	School Facilities Bridge Funding Program,
	COP, VAR, FSA, 3.36%, 06/07/06	6,360
26,825	Long Beach Bond Finance Authority, Tax Allocation,
	Series 812, Class D, VAR, INS: AMBAC,
	LIQ: Morgan Stanley Municipal Funding, 3.46%, 06/01/06	26,825
6,660	Los Angeles, Community College District,
	Series ROCS-II-R-71, GO, VAR, MBIA, LIQ: Salomon Smith Barney,
	3.50%, 06/02/06	6,660
5,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing,
	Second & Central Apartments Project,
	Series A, Rev., VAR, LOC: HSBC Bank USA, 3.18%, 06/02/06	5,300
3,200	Los Angeles Community Redevelopment Agency, Multi-Family Housing,
	Security Building Project,
	Series A, Rev., VAR, LIQ: FNMA, 3.41%, 06/05/06	3,200
36,750	Los Angeles Convention & Exhibit Center Authority,
	Series D, Rev., VAR, AMBAC, 3.13%, 06/04/06	36,750
5,440	Los Angeles County Housing Authority, Multi-Family Housing,
	Malibu Meadows II,
	Series C, Rev., VAR, FNMA COLL AGMT, 3.42%, 06/02/06	5,440
2,500	Los Angeles County Metropolitan Transportation Authority,
	Series A, Rev., VAR, MBIA, 3.36%, 06/03/06	2,500
	Los Angeles Department of Water & Power
1,000	Sub Series B-4, Rev., VAR, 3.40%, 06/06/06	1,000
170	Series PT-1949, Rev., LIQ: Merrill Lynch Capital Services, 3.51%, 06/01/06	170
1,980	Series PT-1949, Rev., VAR, MBIA, LIQ: Citigroup Global Markets,
	3.50%, 06/01/06	1,980
10,000	Los Angeles Department of Water & Power, EAGLE,
	Series 2006036, Class A, Rev., LIQ: Citibank N.A., AMBAC, 3.50%, 07/01/06	10,000
35,000	Los Angeles County, TAN,
	Series A, Rev., 4.00%, 06/30/06	35,017
	Los Angeles Unified School District
10,360	Series 942, GO, VAR, FSA, LIQ: Morgan Stanley Municipal Funding,
	3.46%, 06/01/06	10,360
1,995	Series PA-1115, GO, VAR, FSA, 3.51%, 06/01/06	1,995
4,000	Manteca Financing Authority, Municipal Securities Trust Receipts,
	Series SGA-147, Rev., VAR, MBIA, LIQ: Societe Generale, 3.22%, 06/05/06	4,000
	Metropolitan Water District of Southern California, Waterworks

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,600	Series B-2, Rev., VAR, 3.40%, 06/06/06	5,600
2,880	Series C-1, Rev., VAR, 3.35%, 06/01/06	2,880
710	Series C-2, Rev., VAR, 3.40%, 06/02/06	710
5,600	Morgan Hill Unified School District, Floating Rate Receipts,
	Series SG-145, GO, VAR, FGIC, 3.50%, 06/01/06	5,600
	Municipal Securities Trust Certificates,
4,215	Series 99-73, Class A, Rev., VAR, AMBAC,
	LIQ: Bear Stearns Capital Markets, 3.22%, 06/01/06 (e)	4,215
6,530	Class A, Series 9042, GO, MBIA, VAR, LOC: Bear Stearns Capital Markets,
	3.22%, 06/06/06 (e)	6,530
22,495	Series 2000-96, Class A, GO, VAR, AMBAC,
	LIQ: Bear Stearns Capital Markets, 3.21%, 06/05/06 (e)	22,495
3,900	Orange County, Apartment Development Corp.,
	Bear Brand Apartments Project,
	Series Z, Rev., VAR, LOC: FHLMC, 3.36%, 06/07/06	3,900
13,800	Orange County, Apartment Development Corp., Pointe Niguel Project,
	Series C, Rev., VAR, 3.33%, 06/06/06	13,800
2,005	Orange County, Apartment Development Corp., Villas La Paz,
	Series F, Rev., VAR, FNMA COLL AGMT, LIQ: Bank of America N.A., 3.41%, 06/03/06	2,005
10,900	Orange County, Apartment Development Corp.,
	Wood Canyon Villas, Issue E,
	Rev., VAR, LIQ: FNMA, 3.36%, 06/03/06	10,900
1,600	Port of Oakland, Trust Receipts,
	Series 5, Class F, Rev., VAR, FGIC, 3.49%, 06/07/06	1,600
10,600	Poway Unified School District, School Facilities Funding Program,
	COP, VAR, FSA, 3.36%, 06/07/06	10,600
9,000	Riverside Country Asset Leasing Corp., Southwest Justice Center,
	Series B, Rev., VAR, MBIA, 3.14%, 06/07/06	9,000
2,700	Riverside County, Public Facilities,
	COP, Series B, VAR, LOC: State Street Bank &Trust Co.,
	3.15%, 06/01/06	2,700
1,200	Riverside Unified School District, School Facility Bridge Program,
	COP, VAR, FSA, 3.36%, 06/05/06	1,200
17,500	Sacramento County,
	Series A, Rev., TRAN, 4.00%, 07/10/06	17,527
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford,
	Series D, Rev., VAR, FNMA COLL AGMT, 3.42%, 06/07/06	4,000
3,500	San Diego County,
	COP, VAR, LOC: Allied Irish Bank plc, 3.43%, 06/06/06	3,500
	San Diego Unified School District
3,120	PT 2176, GO, VAR, FGIC, 3.51%, 06/01/06	3,120
5,000	Series 964-D, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding,
	3.46%, 06/03/06	5,000
	San Francisco City & County Airports Commission
12,100	Series 33-B, Rev., VAR, AMT, XCLA, 3.23%, 06/07/06	12,100
44,100	Series 33-D, Rev., VAR, AMT, XCLA, 3.18%, 06/07/06	44,100
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments,
	Series F, Rev., VAR, FNMA, LIQ: FNMA, 3.44%, 06/05/06	1,800
500	San Leandro, Multi-Family Housing, Parkside,
	Series A, Rev., VAR, FNMA COLL AGMT, 3.12%, 06/03/06	500
3,995	Southern California Home Financing Authority, Single Family Housing,
	Series A, Rev., VAR, 3.29%, 08/01/06	3,995
	State of California
16,000	Series A, Sub Series A-2, GO, VAR, LOC: Calyon Bank, 3.10%, 06/07/06	16,000
15,000	Series A, Sub Series A-3, GO, VAR, LOC: Bank of America N.A.,
	3.18%, 06/07/06	15,000
27,500	Series B, Sub Series B-1, GO, VAR, 3.16%, 06/07/06	27,500
5,400	Series C-2, GO, VAR, LOC: Landesbank Hessen-Thueringen,
	3.36%, 06/01/06	5,400
21,600	State of California, RAN,
	Rev., 3.73%, 06/30/06	21,613
	State of California, Economic Recovery
5,000	Series C-12, Rev., VAR, XLCA, ST GTD, 3.15%, 06/01/06	5,000
4,300	Series C-18, Rev., VAR, XLCA, ST GTD, 3.16%, 06/01/06	4,300
	State of California, Municipal Securities Trust Receipts
13,450	Series SGA-54, GO, VAR, AMBAC, 3.22%, 06/06/06	13,450
4,200	Series SGA-58, Rev., VAR, FGIC, 3.22%, 06/06/06	4,200
15,500	Series SGB-60-1, GO, VAR, LOC: Societe Generale, CIFG-TCR,
	3.50%, 06/01/06	15,500
5,000	State of California, P-Floats-PA,
	Series 594, VAR, LIQ: Merrill Lynch Capital Services,
	3.51%, 06/03/06	5,000
4,175	West Contra Costa Unified School District,
	Series PT-1828, GO, VAR, FGIC, 3.51%, 06/04/06	4,175

		901,232

	Colorado — 2.8%
6,750	Adams County Housing Authoruty, Multi-Damily Housing,
	Sempler Village Apartments Project,
	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.53%, 06/01/06	6,750
11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run,
	Rev., VAR, LIQ: FHLMC, 3.48%, 06/06/06	11,310
7,100	Arapahoe County, Multi-Family Housing, Highline Oaks Apartments,
	Rev., VAR, FNMA, LIQ: FNMA, 3.20%, 06/01/06	7,100
2,560	City of Arvada, Colorado Water,
	Rev., VAR, FSA, 3.80%, 06/02/06	2,560
3,150	City of Colorado Springs, The Colorado College,
	Rev., VAR, 3.47%, 06/06/06	3,150

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	City of Colorado Springs, Utilities
690	Series PT-367, VAR, 3.52%, 06/07/06	690
1,000	Sub Lien, Series A, Rev., VAR, 3.42%, 06/02/06	1,000
6,955	City of Thornton, COP, Series RR-II-R-1052, VAR, AMBAC, LIQ: Citigroup Global Markets, 3.51%, 06/04/06	6,955
	Colorado Housing & Finance Authority
19,590	Series A-2, Class 1, Rev., VAR, 3.28%, 06/05/06	19,590
30,000	Series A-3, Class 1, Rev., VAR, AMT, 3.33%, 06/05/06	30,000
4,880	Series AA-3, Class I, Rev., VAR, 3.28%, 06/02/06	4,880
	Colorado Housing & Finance Authority, Single Family Mortgage
17,200	Series B-2, Class I, Rev., VAR, AMT, 3.33%, 06/04/06	17,200
7,200	Series C-2, Class I, Rev., VAR, AMT, 3.33%, 06/03/06	7,200
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Rev., VAR, FNMA COLL, 3.20%, 06/06/06	1,600
2,500	Colorado Student Obligation Bond Authority, Student Loans, Senior Lien, Series A-3, Rev., VAR, AMBAC, GTD STD LNS, 3.25%, 06/07/06	2,500
	Denver City & County, Airport
12,400	Series A, Rev., VAR, AMT, CIFG, 3.25%, 06/05/06	12,400
5,000	Series N-12, Regulation D, Rev., VAR, FGIC, 3.36%, 06/01/06	5,000
4,985	Series ROC-II-R-98, Rev., VAR, FSA, LIQ: Citibank N.A., 3.55%, 06/01/06	4,985
14,945	Denver City & County, Convention Center Project, Series B, Rev., VAR, FSA, 3.47%, 06/04/06	14,945
	Denver City & County, Wellington E Web
57,945	Series C-2, Rev., VAR, AMBAC, 3.23%, 06/02/06	57,945
5,000	Series C-3, Rev., VAR, AMBAC, 3.21%, 06/02/06	5,000
12,500	Denver Urban Renewal Authority, Tax Increment, Tax Allocation, Series PT-999, VAR, LIQ: Merrill Lynch & Co, 3.56%, 06/07/06	12,500
10,000	Douglas County, Multi-Family Housing, Autumn Chase Project, Rev., VAR, LIQ: FHLMC, 3.48%, 06/06/06	10,000
6,090	Jefferson County School District R-001, Series ROCS-II-R-6516, GO, VAR, FSA, ST AID WITHHLDG, LIQ: Citibank N.A., 3.51%, 06/07/06	6,090
13,250	Park Creek Metropolitan District, TOCS, Series S, Rev., VAR, LIQ: Goldman Sachs, 3.51%, 06/04/06	13,250
	State of Colorado
90,000	TRAN, 3.75%, 06/27/06	90,043
30,000	TRAN, 4.00%, 06/27/06	30,028

		384,671

	Connecticut — 0.3%
29,630	Connecticut State Health & Educational Facility Authority, Series 891, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.48%, 06/01/06	29,630
1,100	Connecticut State Health & Educational Facilities Authority, Community Renewal Team, Series A, Rev., VAR, LOC: Bank of America N.A., 3.43%, 06/05/06	1,100
	Connecticut State Housing Finance Authority, Housing Mortgage Finance Program
10,100	Series B-3, Rev., VAR, AMBAC, AMT, 3.45%, 06/07/06	10,100
2,400	Sub Series D-3, Rev., VAR, AMBAC, 3.42%, 06/01/06	2,400
4,945	State of Connecticut, Series PA-879-R, GO, VAR, 3.49%, 06/03/06	4,945

		48,175

	Delaware — 0.1%
7,000	Delaware River & Bay Authority, Series B, Rev., VAR, AMBAC, 3.42%, 06/02/06	7,000

	District of Columbia — 2.2%
55,325	Bank of New York Municipal Certificates Trust, Rev., VAR, 3.59%, 06/07/06	55,325
	District of Columbia
27,700	Series C, GO, VAR, FGIC, 3.23%, 06/03/06	27,700
9,890	Series D, GO, VAR, FGIC, 3.23%, 06/03/06	9,890
600	Series D-1, GO, VAR, FSA, 3.21%, 06/06/06	600
1,785	District of Columbia Housing Finance Agency, Series PT-1381, Rev., VAR, FHA, 3.51%, 06/04/06	1,785
2,400	District of Columbia, American Psychology Association, Rev., VAR, LOC: Bank of America N.A., 3.52%, 06/01/06	2,400
	District of Columbia, American University Issue
29,605	Rev., VAR, AMBAC, 3.25%, 06/02/06	29,605
12,000	Series A, Rev., VAR, AMBAC, 3.25%, 06/05/06	12,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VAR, LOC: Bank of New York, 3.53%, 06/02/06	7,500
23,685	District of Columbia, George Washington University, Series C, Rev., VAR, MBIA, 3.28%, 06/06/06	23,685
3,135	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VAR, LOC: Bank of America N.A., 3.62%, 06/07/06	3,135
	District of Columbia, Multimodal
26,810	Series A, GO, VAR, FSA, 3.28%, 06/07/06	26,810
53,035	Series B, GO, VAR, FSA, 3.28%, 06/07/06	53,035
16,570	Series D, GO, VAR, MBIA, 3.28%, 06/04/06	16,570
13,650	District of Columbia, Multimodal, American University, Rev., VAR, 3.20%, 06/01/06	13,650

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,085	District of Columbia, National Children’s Center, Inc., Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/04/06	2,085
4,200	District of Columbia, National Geographic Society, Rev., VAR, 3.18%, 06/02/06	4,200
2,400	District of Columbia, Pooled Loan Program, Series A, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/06/06	2,400
5,970	District of Columbia Water & Sewer Authority, Public Utilities, Series PT-373, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.51%, 06/04/06	5,970
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, District of Columbia, Water & Sewer, Series 98-5202, Rev., VAR, FSA, LIQ: Citibank, N.A., 3.51%, 06/01/06	6,155
5,800	Metropolitan Washington D.C. Airports Authority, TOCS, Series E, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 3.54%, 06/03/06	5,800

		310,300

	Florida — 3.0%
9,345	ABN Amro Munitops Certificate Trust, Series 2003-6, Rev., VAR, MBIA, 3.50%, 06/03/06	9,345
10,415	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 06/05/06	10,415
5,000	Broward County, Professional Sports Facility, Municipal Securities Trust Receipts, Series SGA-38, Rev., VAR, MBIA, 3.26%, 06/06/06	5,000
	City of Gulf Breeze, Local Government Loan Program
10,405	Series B, Rev., VAR, FGIC, 3.48%, 06/04/06	10,405
12,150	Series C, Rev., VAR, FGIC, 3.48%, 06/03/06	12,150
10,000	City of Jacksonville, Capital Project, Series 2002-1, Rev., VAR, FGIC, 3.18%, 06/02/06	10,000
6,000	City of Lakeland, Energy Systems, Rev., VAR, 3.25%, 06/07/06	6,000
7,000	City of Tampa, Occupational License Tax, Series B, Rev., VAR, FGIC, 3.21%, 06/07/06	7,000
18,600	City of Tampa, Preparatory School Project, Rev., VAR, LOC: Suntrust Bank, 3.23%, 06/07/06	18,600
9,025	City of West Palm Beach, Utilities System, Rev., VAR, FGIC, 3.20%, 06/05/06	9,025
56,000	Clipper Tax Exempt Certificate Trust Partner, Multi-State, Series 2005-6 Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.51%, 06/01/06	56,000
6,695	Collier County, Health Facilities Authority, The Moorings, Inc. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.23%, 06/01/06	6,695
6,365	Duval County School Board, COP, VAR, FGIC, 3.51%, 06/02/06	6,365
	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners
6,350	Series FF, Rev., VAR, FNMA COLL, 3.20%, 06/01/06	6,350
6,310	Series L, Rev., VAR, 3.29%, 06/06/06	6,310
7,000	Florida State Board of Education, Capital Outlay, Series PT-1223, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.51%, 06/01/06	7,000
11,000	Florida State Department of Environmental Protection, Preservation Series 722, Rev., VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.50%, 06/07/06	11,000
29,560	Hillsborough County IDA, Rev., VAR, MBIA, 2.85%, 06/06/06	29,560
900	Jacksonville Health Facilities Authority, River Garden Project, Rev., VAR, LOC: First Union National Bank, 3.48%, 06/04/06	900
1,045	Lee County, Airport, Series PT-2269, Rev., VAR, FSA, 3.55%, 06/02/06	1,045
3,085	Lee County, Water & Sewer, RR-II-R-4021, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.51%, 06/07/06	3,085
25,000	Liberty County Gas Tax Revenue, Rev., VAR, LOC: Bank of America N.A., 3.52%, 06/05/06	25,000
7,000	Miami-Dade County, Miami Aviation, Series SG-141, Rev., VAR, FGIC, 3.50%, 06/04/06	7,000
10,190	Miami-Dade County, Water & Sewer Revenue Systems, Series PA-892, Rev., VAR, FGIC, 3.21%, 06/06/06	10,190
2,370	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VAR, LOC: Nationsbank N.A., 3.23%, 06/01/06	2,370
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.24%, 06/05/06	6,700
13,660	North Broward Hospital District, Series B, Rev., VAR, CIFG, 3.22%, 06/04/06	13,660
7,460	Orange County Housing Finance Authority, Falcon Trace Apartments Project, Series D, Rev., VAR, LIQ: FNMA, 3.29%, 06/07/06	7,460
	Orange County Housing Finance Authority, Multi-Family Housing,
10,101	Regal Pointe Apartments, Series A, Rev., VAR, FHLMC COLL, LOC: Nationsbank N.A., 3.48%, 06/06/06	10,101
3,920	Water View Club Apartments, Series D, Rev., VAR, FNMA COLL AGMT, 3.29%, 06/05/06	3,920
	Orlando & Orange County Expressway Authority
18,700	Series C-1, Rev., VAR, FSA, 3.43%, 06/01/06	18,700
1,800	Series C-2, Rev., VAR, FSA, 3.43%, 06/01/06	1,800
26,825	Series C-4, Rev., VAR, FSA, 3.45%, 06/01/06	26,825
10,000	Series D, Rev., VAR, FSA, 3.43%, 06/04/06	10,000
	Orlando Utilities Commission, Water & Electric
15,000	Series A, Rev., VAR, 3.18%, 06/05/06	15,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,580	Series RR-II-R-1040, Rev., VAR, LIQ: Salomon Smith Barney, 3.51%, 06/06/06	4,580
5,165	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.29%, 06/07/06	5,165
4,790	Pinellas County Housing Finance Authority, Single Family Mortgage, Series MT-009, Rev., VAR, 3.55%, 06/07/06	4,790
5,295	State of Florida, Series PA-511, GO, VAR, 3.51%, 06/01/06	5,295
3,800	University of North Florida Foundation, Inc., Parking System, Rev., VAR, LOC: Wachovia Bank N.A., 3.57%, 06/02/06	3,800
3,600	West Orange Healthcare District, Series B, Rev., VAR, LOC: Suntrust Bank, 3.45%, 06/02/06	3,600

		418,206

	Georgia — 3.1%
16,610	ABN Amro Munitops Certificate Trust, Series 2000-4, Rev., VAR, FGIC, 3.50%, 06/07/06 (e)	16,610
1,700	Albany-Dougherty County Hospital Authority, Proebe Hospital, RAN, Rev., VAR, AMBAC, 3.58%, 06/01/06	1,700
9,425	Atlanta Downtown Development Authority, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.45%, 06/06/06	9,425
5,635	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VAR, LOC: FHLMC, 3.52%, 06/05/06	5,635
9,000	Augusta, Water & Sewer, Municipal Securities Trust Receipts, Series SGS-140, Rev., VAR, FSA, LIQ: Societe Generale, 3.26%, 06/06/06	9,000
	City of Atlanta, Airport
7,500	Series B-3, Rev., VAR, MBIA, 3.47%, 06/02/06	7,500
20,000	Series C-1, Rev., VAR, MBIA, 3.47%, 06/02/06	20,000
4,385	Series PT-737, Rev., VAR, FGIC, 3.55%, 06/06/06	4,385
20,000	City of Atlanta, Tax Allocation, Website Apartments Project, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 06/04/06	20,000
3,545	City of Atlanta Water & Wastewater, Series B, Rev., VAR, FSA, 3.45%, 06/02/06	3,545
6,000	City of Atlanta Water & Wastewater, Municipal Securities Trust Receipts, Series SGA-145, Rev., VAR, MBIA, LIQ: Societe Generale, 3.26%, 06/03/06 (e)	6,000
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments, Series E, Rev., VAR, FSA, 3.29%, 06/07/06	7,160
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VAR, FNMA COLL, 3.20%, 06/02/06	3,400
15,000	Cobb County Development Authority, Whitefield Academy Project, Rev., VAR, LOC: RBC Centura Bank, 3.21%, 06/06/06	15,000
13,000	Cobb-Marietta Coliseum & Exhibit Hall Authority, Series A, Rev., VAR, MBIA, LOC: Suntrust Bank, 3.25%, 06/02/06	13,000
20,255	De Kalb County Hospital Authority, De Kalb Medical Center Project Series B, Rev., VAR, FSA, 3.48%, 06/02/06	20,255
18,200	De Kalb County Housing Authority, Multi-Family Housing, Camden Brook Project, Rev., VAR, LIQ: FNMA, 3.25%, 06/02/06	18,200
	De Kalb County Housing Authority, Multi-Family Housing,
9,250	Chapel Run Apartments Project, Rev., VAR, LIQ: FNMA, 3.51%, 06/06/06	9,250
12,345	Robins Landing Project, Rev., VAR, FNMA COLL, 3.51%, 06/07/06	12,345
10,735	De Kalb County Housing Authority,Timber Trace Apartments Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.47%, 06/02/06	10,735
10,595	Forsyth County, School District, Series PT-2750, GO, VAR, MBIA, 3.51%, 06/07/06	10,595
700	Fulton County, Development Authority, Arthritis Foundation, Inc., Project, Rev., VAR, LOC: Suntrust Bank, 3.47%, 06/07/06	700
1,530	Fulton County, Development Authority, Morehouse College Project, Rev., VAR, LOC: Wachovia Bank of Georgia, 3.24%, 06/06/06	1,530
50,000	Fulton County, TANS, 3.47%, 12/29/06	50,132
18,540	Gainesville Redevelopment Authority, Riverside Military Project, Series PA-892, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 06/02/06	18,540
18,523	Georgia Municipal Association, Inc., Pooled Bond, COP, VAR, MBIA, LIQ: Bank of America N.A., 3.48%, 06/07/06	18,523
8,445	Georgia Municipal Electric Authority, Series PA-1187, Rev., VAR, MBIA-IBC-BNY, 3.51%, 06/01/06	8,445
4,975	Georgia State Road & Tollway Authority, Series PT-2019, Rev., VAR, ST GTD, 3.51%, 06/01/06	4,975
5,970	Griffin-Spalding County Development Authority IDA, Norcom, Inc., Project, Rev., VAR, LOC: LaSalle Bank N.A., 3.53%, 06/05/06	5,970
6,000	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VAR, 3.21%, 06/07/06	6,000
10,000	Gwinnett County Hospital Authority, Gwinnett Hospital Systems, Inc., Project, Anticipation Certificates, Rev., RAN, VAR, LOC: Suntrust Bank, 3.22%, 06/07/06	10,000
9,450	Gwinnett County Water & Sewer Authority, Series A, Rev., VAR, CNTY GTD, 3.21%, 06/07/06	9,450
	Private Colleges & Universities Authority, Emory University
44,305	Series B, Rev., VAR, 3.15%, 06/01/06	44,305

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,890	Series B, Rev., VAR, 3.15%, 06/02/06	1,890
7,200	Series B-2, Rev., VAR, 3.42%, 06/01/06	7,200
10,260	Private Colleges & Universities Facilities Authority, Emory University, Series B, Rev., VAR, 3.15%, 06/02/06	10,260
5,200	Tift County Hospital Authority, Anticipation Certificates, Series A, Rev., VAR, AMBAC, 3.20%, 06/07/06	5,200

		426,860

	Hawaii — 0.2%
20,825	ABN Amro Munitops Certificate Trust, Series 2004-1, Rev., VAR, FGIC, 3.47%, 07/01/06	20,825
14,282	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VAR, LOC: JPMorgan Chase & Co., 3.45%, 06/01/06	14,282

		35,107

	Idaho — 0.5%
	Idaho Housing & Financing Association, Single Family Mortgage
10,500	Series C, Class 1, Rev., VAR, 3.33%, 06/06/06	10,500
2,840	Series F-1, Class 1, Rev., VAR, 3.33%, 06/05/06	2,840
52,000	State of Idaho, GO, TAN, 4.00%, 06/30/06	52,043

		65,383

	Illinois — 4.2%
	ABN Amro Munitops Certificate Trust
36,005	Series 2005-4, Rev., VAR, FGIC, 3.55%, 06/02/06	17,150
17,150	Series 2005-23, Rev., VAR, FSA, HUD, 3.55%, 06/01/06	6,195
6,195	Series 2005-57, Rev., VAR, GNMA COLL, 3.59%, 06/05/06	7,970
7,970	Series 2005-64, Rev., VAR, AMBAC, 3.59%, 06/04/06	6,545
6,545	Series 2006-13, Rev., VAR, GNMA COLL, 3.59%, 10/20/06 (m)	36,005
	Chicago Board of Education
21,960	Series B, GO, VAR, FSA, 3.46%, 06/04/06	21,960
20,000	Series E-2, GO, VAR, CIFG, 3.46%, 06/06/06	20,000
5,520	Series PT-2446, GO, VAR, MBIA, 3.51%, 06/07/06	5,520
34,950	Chicago Housing Authority, Capital Improvement Program, Floating Rate Receipts, Series L-40, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.34%, 06/05/06	34,950
2,900	Chicago Metropolitan Water Reclamation District-Greater Chicago, Series B, Rev., VAR, 3.25%, 06/07/06	2,900
2,500	Chicago O’Hare International Airport, Special Facilities, Compagnie Natle Air France, Rev., VAR, LOC: Societe Generale, 3.29%, 06/01/06	2,500
5,600	Chicago O’Hare International Airport, ACES, General Airport Second Lien, Series B, Rev., VAR, LOC: Bayerische Landesbank, 3.29%, 06/06/06	5,600
13,000	City of Chicago, Series B, GO, VAR, FGIC, 3.47%, 06/05/06	13,000
6,075	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VAR, Lasella Bank N.A., 3.54%, 06/05/06	6,075
20,000	City of Chicago, Municipal Securities Trust Receipts, Series SGA-99, Rev., VAR, INS: FGIC, LIQ: Societe Generale, 3.26%, 06/07/06	20,000
19,145	City of Chicago, Water, Second Lien, Rev., VAR, MBIA, 3.46%, 06/05/06	19,145
650	City of Libertyville, IDR, Libertyville Manor Project, Rev., VAR, LOC: National City Bank, 3.47%, 06/05/06	650
10,900	City of Schaumberg, Multi-Family Housing, TreeHouse II Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.18%, 06/03/06	10,900
	Cook County
4,503	Series 403, GO, VAR, FGIC, LIQ: Morgan Stanly Dean Witter, 3.50%, 06/07/06	4,503
7,250	Series PT-1497, GO, VAR, FGIC, 3.51%, 06/02/06	7,250
4,710	Du Page County Community Unit School District No. 200 Wheaton, Series RR-II-R-4013, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.51%, 06/03/06	4,710
	Eclipse Funding Trust, Solar Eclipse, Chicago
3,130	Series 2006-0003, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.50%, 07/01/06	3,130
11,000	Series 2006-0075, GO, VAR, XLCA-ICR, LIQ: U.S. Bank N.A., 3.50%, 12/01/06	11,000
15,730	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VAR, MBIA, LIQ: U.S. Bank, 3.50%, 06/07/06	15,730
4,300	Galesburg, Knox College Project, Rev., VAR, LOC: LaSalle National Bank N.A., 3.48%, 06/05/06	4,300
2,205	Illinois Development Finance Authority, IDR, CFC International, Inc. Project, Rev., VAR, LOC: LaSalle National Bank N.A., 3.54%, 06/05/06	2,205
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project, Rev., VAR, LOC: Fifth Third Bank, 3.50%, 06/06/06	4,485
1,210	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project, Rev., VAR, LOC: LaSalle National Bank N.A., 3.31%, 06/05/06	1,210
6,895	Illinois Educational Facilities Authority, Series PA-896, Rev., VAR, 3.51%, 06/06/06	6,895
4,500	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VAR, LOC: LaSalle Bank N.A., 3.48%, 06/05/06	4,500
10,000	Illinois Finance Authority, Residential Rental, Rev., VAR, FHLMC, LIQ: FHLMC, 3.50%, 06/02/06	10,000
33,500	Illinois Finance Authority, University of Chicago, Series B, Rev., VAR, 3.44%, 06/07/06	33,500
3,340	Illinois Finance Authority, Vincent De Paul Project, Series A, Rev., VAR, 3.21%, 06/07/06	3,340

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

11,600	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc., Rev., VAR, LOC: Harris Trust & Savings Bank, 3.20%, 06/07/06	11,600
2,010	Illinois Health Facilities Authority, Loyola University Health System, Series B, Rev., VAR, MBIA, 3.21%, 06/05/06	2,010
13,000	Illinois Health Facilities Authority, Swedish Covenant Hospital Project, Rev., VAR, AMBAC, 3.28%, 06/01/06	13,000
985	Illinois Housing Development Authority, Center Apartments, Rev., VAR, 3.22%, 06/07/06	985
	Illinois Housing Development Authority, Homeowner Mortgage
10,175	Series A-3, Rev., VAR, 3.29%, 06/07/06	10,175
7,500	Series C-3, Rev., VAR, AMT, 3.28%, 06/07/06	7,500
9,005	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VAR, FSA, 3.51%, 06/05/06	9,005
10,165	Jackson County, Multi-Family Housing, Series 2943, Rev., VAR, 3.60%, 06/02/06	10,165
2,570	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VAR, LOC: Harris Trust & Savings Bank, 3.58%, 06/06/06	2,570
7,000	Metropolitan Pier & Exposition Authority, EAGLE, Dedicated State Tax, Series 20040030, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.51%, 06/07/06	7,000
100	Municipal Securities Trust Certificates, Series 2000-93, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.58%, 06/01/06	100
5,500	Series 2001-9021, Class A, GO, VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.26%, 06/05/06	5,500
11,800	Series 2004-218, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.32%, 06/07/06	11,800
17,605	Series 2005-223, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.32%, 06/02/06	17,605
	Regional Transportation Authority
54,800	Series B, Rev., VAR, 3.23%, 06/07/06	54,800
6,530	Series PT-1448, Rev., VAR, FGIC, 3.51%, 06/04/06	6,530
19,800	Series PT-818-D, Rev., VAR, FGIC LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/01/06	19,800
	State of Illinois
13,080	Series 2003-33, GO, VAR, FGIC, LIQ: BNP Paribas, 3.50%, 06/03/06	13,080
10,000	Series B, GO, VAR, 3.31%, 06/05/06	10,000
3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates, Series SG-9, VAR, FSA, LIQ: Societe Generale, 3.50%, 06/03/06	3,255
8,600	University of Illinois, Health Services Facilities System, Series B, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.23%, 06/04/06	8,600
	Will County, Exempt Facilties, ExxonMobil Project
1,300	Rev., VAR, 3.55%, 06/01/06	1,300
3,100	Rev., VAR, 3.55%, 06/01/06	3,100

		583,303

	Indiana — 1.8%
7,660	Boone County Hospital Association, Series PT-2828, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.51%, 06/04/06	7,660
6,015	Carmel School Building Corp., Series RR-II-R-S014, Rev., VAR, MBIA, ST AID WITHHLDG, LIQ: Citigroup Global Markets, 3.51%, 06/01/06	6,015
6,825	Center Grove 2000 Building Corp., Series PT-2699, Rev., VAR, FGIC, 3.51%, 06/04/06	6,825
8,605	City of Indianapolis, Local Public Improvement Bond Bank, Series PT-1408, Rev., VAR, MBIA, 3.51%, 06/05/06	8,605
	City of Indianapolis, Local Public Improvements Bond Bank, Waterworks Project
18,680	Series G-1, VAR, MBIA, 3.47%, 06/01/06	18,680
25,650	Series H, VAR, MBIA, 3.47%, 06/06/06	25,650
6,365	Danville Multi-School Building Corp., Series PT-1483, Rev., VAR, FSA, ST AID WITHHLDG, 3.51%, 06/07/06	6,365
5,000	DeKalb County, Economic Development, New Process Steel Project, Rev., VAR, LOC: Bank of America N.A., 3.57%, 06/02/06	5,000
5,395	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VAR, CIFG, 3.51%, 06/04/06	5,395
7,000	Eclipse Funding Trust, Wayne, Series 2006-0015, Rev., VAR, FGIC, ST AID WITHHLDG, LIQ: U.S. Bank N.A., 3.50%, 07/15/06	7,000
7,485	Hammond School Building Corp., Series RR-II-R-6516, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.43%, 07/15/06	7,485
5,055	Indiana Health Facility Financing Authority, Series PA-1069, 3.51%, 06/02/06	5,055
	Indiana Health Facility Financing Authority, Ascension Health Credit Group
17,000	Series A-1, Rev., VAR, 2.72%, 05/15/07	17,000
11,500	Series A-2, Rev., VAR, 2.70%, 11/15/06	11,500
17,700	Series B, Rev., VAR, 3.15%, 06/07/06	17,700
2,485	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/01/06	2,485
9,000	Indiana Housing & Community Development Authority, Single Family Mortgage Notes, Series D, Rev., GNMA/FNMA, 3.50%, 12/14/06	9,000
6,900	Indiana State Finance Authority Revenue, Ispat Inland Inc., Rev., VAR, LOC: Royal Bank of Scotland, 3.20%, 06/01/06	6,900
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts
5,310	Series PT-2296, Rev., VAR, FGIC, 3.51%, 06/07/06	5,310
900	Series SGA-113, Rev., VAR, LIQ: Societe Generale, 3.58%, 06/01/06	900

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

18,600	Series SGA-151, Class A, Rev., VAR, LIQ: Societe Generale, 3.26%, 06/01/06	18,600
5,530	Merrillville Multi School Building Corp., Series PT-2841, Rev., VAR, FGIC, ST AID WITHHLDG, 3.51%, 06/02/06	5,530
6,200	Monroe County Hospital Authority, Rev., VAR, MBIA, 3.22%, 06/03/06	6,200
22,000	Purdue University, Student Fee, Series V, Rev., VAR, 3.25%, 06/07/06	22,000
7,900	St. Joseph County, Educational Facilities, University of Notre Dame, Rev., VAR, LIQ: Bank of America, 3.35%, 06/04/06	7,900
6,090	Tell City-Troy Township Elementary School Building Corp., Series PT-2825, Rev., VAR, FSA, ST AID WITHHLDG, 3.51%, 06/02/06	6,090

		246,850

	Iowa — 0.7%
3,330	City of Des Moines, Series PT-2268, GO, VAR, AMBAC, 3.51%, 06/07/06	3,330
	Iowa Finance Authority, Healthcare Facilities
17,100	Series A1, Rev., VAR, FGIC, 3.21%, 06/07/06	17,100
24,100	Series A-2, Rev., VAR, FGIC, 3.21%, 06/07/06	24,100
4,430	Iowa Finance Authority, Health System, Series B, Rev., VAR, AMBAC, 3.23%, 06/02/06	4,430
	Iowa Finance Authority, Single Family Mortgage
8,410	Series D, Rev., VAR, GNMA/FNMA, 3.48%, 06/01/06	8,410
5,900	Series F, Rev., VAR, GNMA/FNMA FHA/ VA PRIV MTGS, GO, LOC: Wells Fargo Bank N.A, 3.50%, 06/01/06	5,900
31,200	State of Iowa, TRANS, 4.50%, 06/30/06	31,229

		94,499

	Kansas — 0.7%
24,470	City of Olathe, Series A, GO, 4.00%, 06/01/06	24,470
9,780	City of Overland Park, Floating Rate Receipts, Series SG-155, Rev., VAR, 3.50%, 06/03/06	9,780
26,370	City of Wichita, Series 215, GO, Unlimited Notes, 4.50%, 08/10/06	26,436
	Kansas State Department of Transportation, Highway
27,500	Series C-2, Rev., VAR, 3.23%, 06/06/06	27,500
5,200	Series C-4, Rev., VAR, 3.40%, 06/07/06	5,200

		93,386

	Kentucky — 0.7%
14,795	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VAR, LOC: U.S. Bank N.A., 3.34%, 06/07/06	14,795
13,420	Clipper Tax Exempt Trust, Series 2005-35, Rev., VAR, 3.56%, 06/01/06	13,420
39,000	Kentucky Asset Liability Commission, Series A, Rev., TRAN, 4.00%, 06/28/06	39,035
8,300	Kentucky Asset Liability Commission, Project Notes, Second Series A-2, Rev., VAR, 3.15%, 11/01/06	8,300
2,040	Kentucky Development Finance Authority, Pooled Loan Program, Series A, Rev., VAR, FGIC, LOC: Helaba, 3.45%, 06/01/06	2,040
15,000	Louisville & Jefferson County, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, Rev., VAR, FGIC, 3.50%, 06/05/06 (e)	15,000

		92,590

	Louisiana — 0.5%
12,000	ABN Amro Munitops Certificate Trust, Series 2002-17, Rev., VAR, AMBAC, 3.51%, 06/04/06	12,000
9,000	East Baton Rouge Parish, Solid Waste Disposal Authority, Exxon Corp. Project, Rev., VAR, 3.55%, 06/01/06	9,000
1,285	Iberia Parish, IDB, IDR, Cuming Insulation Corp. Project, Rev., VAR, LOC: Regions Bank, 3.61%, 06/01/06	1,285
1,775	Louisiana Housing Finance Agency, Mortgage, Series PT-1340, Rev., VAR, 3.54%, 06/03/06	1,775
8,365	Louisiana Local Government, Environmental Facilities & Community Development, Series A, Rev., VAR, LOC: Regions Bank, 3.49%, 06/04/06	8,365
	Louisiana State University & Agricultural & Mechanical College
20,450	Rev., VAR, FGIC, 3.25%, 06/05/06	20,450
7,645	Series B, Rev., VAR, AMBAC, 3.48%, 06/02/06	7,645
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum, Rev., VAR, LOC: Bayerische Landesbank, 3.30%, 06/06/06	4,950

		65,470

	Maine — 0.9%
9,500	Maine Finance Authority, Jackson Lab Issue, Series 2002, Rev., VAR, LOC: Bank of America, 3.52%, 06/05/06	9,500
6,885	Maine Health & Higher Educational Facilities Authority, Series B, Rev., VAR, AMBAC, 3.22%, 06/07/06	6,885
	Maine State Housing Authority, Mortgage
9,000	Series B-3, Rev., VAR, AMT, 3.50%, 06/05/06	9,000
16,000	Series C, Rev., VAR, AMT, 3.48%, 11/15/06	16,000
10,000	Series C-3, Rev., VAR, AMT, 3.50%, 06/04/06	10,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,500	Series D-3, Rev., VAR, AMT, 3.50%, 06/04/06	7,500
6,000	Series D-3, Rev., VAR, AMT, 3.50%, 06/06/06	6,000
24,265	Series E2, Rev., VAR, AMBAC, 3.50%, 06/03/06	24,265
17,300	Series G, Rev., VAR, AMT, 3.50%, 06/05/06	17,300
21,000	State of Maine, TAN, GO, 4.00%, 06/30/06	21,021

		127,471

	Maryland — 1.2%
23,825	Baltimore IDA, IDR, Baltimore Capital Acquisition, Rev., VAR, LOC: Bayerische Landesbank, 3.23%, 06/07/06	23,825
3,135	Community Development Administration, Multi-Family Development, Avalon Lea Apartment Project, Rev., VAR, FNMA COLL AGMT, 3.17%, 06/05/06	3,135
3,750	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Waters Tower, Series G, Rev., VAR, LOC: Bank of America N.A., 3.22%, 06/06/06	3,750
	Maryland Community Development Administration, Department of Housing & Community Development, Residential
14,900	Series C, Rev., VAR, AMT, 3.47%, 06/01/06	14,900
12,400	Series C, Rev., VAR, AMT, 3.47%, 06/07/06	12,400
12,000	Series G, Rev., VAR, AMT, 3.50%, 09/01/06	12,000
15,000	Maryland Community Development Administration, Department of Housing & Community Development, Series G, Rev., 3.20%, 11/24/06	15,000
3,000	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Rev., VAR, LIQ: FNMA, 3.23%, 06/07/06	3,000
16,585	Maryland Health & Higher Educational Facilities Authority, Series D, Rev., VAR, LOC: Bank of America N.A., 3.46%, 06/02/06	16,585
3,310	Maryland State Economic Development Corp., Series L9-J, Rev., VAR, FSA, 3.36%, 06/05/06	3,310
1,950	Maryland State Health & Higher Educational Facilities Authority, Loyola College Issue, Series B, Rev., VAR, MBIA, 3.46%, 06/04/06	1,950
9,000	Maryland State Health & Higher Educational Facilities Authority, Municipal Securities Trust Receipts, Series SGA-143, Rev., VAR, LIQ: Societe Generale, 3.26%, 06/07/06	9,000
5,950	Maryland State Stadium Authority, Sports Facilities Lease, Rev., VAR, LIQ: Bank of America N.A., 3.28%, 06/07/06	5,950
23,900	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.40%, 06/02/06	23,900
5,100	Montgomery County Housing Opportunities Commission, The Grand-Issue I, Rev., VAR, LIQ: FNMA, 3.29%, 06/05/06	5,100
795	Northeast Waste Disposal Authority, Resource Recovery, Harford County Resources, Rev., VAR, AMBAC, 3.15%, 06/07/06	795
	Washington Suburban Sanitation District
5,700	Series A, BAN, GO, VAR, 3.18%, 06/01/06	5,700
8,100	Series A, BAN, GO, VAR, 3.18%, 06/05/06	8,100
5,100	Washington Suburban Sanitation District, Multi-Modal, Series A, BAN, GO, VAR, 3.18%, 06/06/06	5,100

		173,500

	Massachusetts — 1.7%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VAR, LIQ: FNMA, 3.20%, 06/07/06	6,030
13,500	City of Barnstable, BAN, 3.75%, 06/16/06	13,506
7,410	Clipper Tax Exempt Trust, COP, Series 2001-4, VAR, LIQ: State Street Bank & Trust Co, 3.45%, 07/01/06	7,410
	Commonwealth of Massachusetts
11,235	Series A, GO, VAR, 3.23%, 06/02/06	11,235
5,600	Series B, GO, VAR, 3.42%, 06/01/06	5,600
9,995	Series PA-800, LIQ: Merrill Lynch Capital Services, 3.49%, 06/01/06	9,995
7,830	Series PT-1576, GO, VAR, MBIA, 3.49%, 06/01/06	7,830
115	Series PT-2008, GO, VAR, AMBAC, 3.49%, 06/01/06	115
3,750	Commonwealth of Massachusetts, EAGLE, Series 2004-0004, Class A, GO, VAR, 3.51%, 06/04/06	3,750
5,030	Massachusetts Bay Transportation Authority, EAGLE Series 2004-0031, Class A, Rev., VAR, LIQ: Citibank N.A., 3.51%, 06/03/06	5,030
6,620	Massachusetts Bay Transportation Authority, Floating Rate Receipts, Series G, Regulation D, VAR, LIQ: Lehman Liquidity Co., 3.31%, 06/04/06	6,620
5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment, Series SGA-123, VAR, LIQ: Societe Generale, 3.26%, 06/05/06	5,750
10,000	Massachusetts Development Finance Agency, Brimmer & May School, Rev., VAR, LOC: Sovereign Bank, 3.47%, 06/01/06	10,000
	Massachusetts Development Finance Agency, Clark University
12,995	Series A, Rev., VAR, AMBAC, 3.15%, 06/04/06	12,995
14,395	Series B, Rev., VAR, AMBAC, 3.15%, 06/05/06	14,395
6,800	Rev., VAR, AMBAC, 3.15%, 06/02/06	6,800
13,760	Massachusetts Development Finance Agency, Higher Education, Smith College, Rev., VAR, 3.35%, 06/02/06	13,760

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,000	Massachusetts Development Finance Agency, New England, Inc., Rev., VAR, LOC: Keybank N.A., 3.49%, 06/01/06	6,000
4,390	Massachusetts Development Financing Agency, The Bridge Issue, Rev., VAR, LOC: Bank of America, 3.18%, 06/03/06	4,390
5,500	Massachusetts Health & Educational Facilities Authority, Partners Healthcare Systems, Series D-4, Rev., VAR, 3.45%, 06/06/06	5,500
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., VAR, LOC: Dexia Credit Local, 3.18%, 06/05/06	2,200
	Massachusetts Housing Finance Agency
4,000	Series F, Rev., VAR, FSA, 3.17%, 06/03/06	4,000
4,895	Series G, Rev., VAR, 3.17%, 06/03/06	4,895
5,705	Massachusetts Housing Finance Agency, Single Family, Rev., VAR, FSA, 3.20%, 06/05/06	5,705
10,025	Massachusetts State Industrial Finance Agency, Whitehead Institute for Biomedical Research, Rev., VAR, 3.18%, 06/02/06	10,025
2,506	Massachusetts State Turnpike Authority, Series 334, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.49%, 06/05/06	2,506
	Massachusetts State Water Resources Authority, Multi-Modal
4,800	Series B, Rev., VAR, AMBAC, 3.21%, 06/06/06	4,800
19,200	Series B, Rev., VAR, LOC: Helaba, 3.12%, 06/05/06	19,200
9,550	Sub Series B, Rev., VAR, FGIC, 3.21%, 06/06/06	9,550
6,675	Sub Series C, Rev., VAR, FGIC, 3.21%, 06/06/06	6,675
11,480	Route 3 North Transit Improvement Association, Series B, Rev., VAR, AMBAC, 3.22%, 06/03/06	11,480

		237,747

	Michigan — 2.4%
	ABN Amro Munitops Certificate Trust
30,795	Series 2000-16, GO, VAR, FGIC Q-SBLF, 3.49%, 06/06/06	30,795
5,000	Series 2002-29, GO, VAR, FGIC Q-SBLF, 3.49%, 06/01/06	5,000
15,050	Series 2005-12, Rev., VAR, GNMA COLL, 3.59%, 06/07/06	15,050
17,000	City of Detroit, Sewer Disposal, Second Lien, Series E, Rev., VAR, INS: FGIC-SPI, 3.00%, 10/03/06	17,000
1,945	City of Detroit, Sewer Disposal, Senior Lien, Series C-1, Rev., VAR, FSA, 3.45%, 06/01/06	1,945
2,600	City of Grand Rapids, Water Supply, Rev., VAR, FGIC, LIQ: Societe Generale, 3.17%, 06/01/06	2,600
2,940	Detroit City School District, Merlots, Series B-01, GO, VAR, INS: FGIC Q-SBLF, 3.27%, 06/03/06	2,940
3,385	Detroit City School District Series 2003-28, GO, VAR, INS: FGIC Q-SBLF, LIQ: BNP Paribas, 3.50%, 06/03/06	3,385
5,280	East Lansing School District, Series RR-II-R-2188, GO, VAR, MBIA Q-SBLF, LIQ: Citigroup Global Markets, 3.51%, 06/04/06	5,280
3,000	East Lansing School District, Municipal Securities Trust Receipts, Series SGA-114, GO, VAR, Q-SBLF, LIQ: Societe Generale, 3.26%, 06/07/06	3,000
20,745	Holt Public Schools, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.42%, 06/02/06	20,745
12,300	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.42%, 06/01/06	12,300
6,905	Michigan State Building Authority, Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Salomon Smith Barney, 3.51%, 06/06/06	6,905
7,495	Michigan State Hospital Finance Authority, Series PT-668, Rev., VAR, MBIA, 3.50%, 06/02/06	7,495
15,000	Michigan State Hospital Authority, Trinity Health Credit, Series F, Rev., VAR, LIQ: Bank of Nova Scotia, 3.53%, 06/01/06	15,000
6,350	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VAR, LIQ: FNMA, 3.47%, 06/02/06	6,350
5,115	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments, Rev., VAR, LOC: Bank of New York, 3.30%, 06/01/06	5,115
	Michigan State University
2,500	Rev., VAR, 3.17%, 06/02/06	2,500
800	Series A, Rev., VAR, 3.52%, 06/01/06	800
19,320	Series A, Rev., VAR, 3.17%, 06/02/06	19,320
3,100	Series A, Rev., VAR, 3.25%, 06/05/06	3,100
2,800	Series B, Rev., VAR, 3.17%, 06/02/06	2,800
28,100	Milan Area Schools, GO, VAR, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 3.42%, 06/06/06	28,100
11,800	Oakland University, Rev., VAR, FGIC, 3.28%, 06/06/06	11,800
25,825	Saline Area Schools, GO, VAR, Q-SBLF, LIQ: Helaba, 3.42%, 06/02/06	25,825
	State of Michigan
25,000	Series A, GO, 4.50%, 09/29/06	25,099
11,275	Series D, Rev., GAN, VAR, INS: FSA, 3.20%, 06/07/06	11,275
4,380	Series PT-2021, GO, VAR, 3.50%, 06/03/06	4,380
2,500	State of Michigan, Floating Rate Receipts, Series P-5, GO, VAR, Regulation D, LIQ: Lehamn Liquidity Co., 3.26%, 09/29/06	2,500

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

11,785	University of Michigan, Rev., VAR, 3.44%, 06/05/06	11,785
	University of Michigan, Medical Services Plan
1,500	Series A, Rev., VAR, 3.20%, 06/02/06	1,500
1,805	Series A-1, Rev., VAR, 3.55%, 06/01/06	1,805
1,500	University of Michigan, Hospital, Series A, Rev., VAR, 3.55%, 06/01/06	1,500
12,145	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Rev., VAR, FSA, 3.49%, 06/02/06	12,145
11,075	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VAR, LIQ: Societe Generale, 3.50%, 06/06/06	11,075

		338,214

	Minnesota — 0.4%
	Minneapolis & St. Paul Metropolitan Airports Commission, Municipal Securities Trust Receipts
8,710	Series SG-136, Rev., VAR, FGIC, 3.51%, 06/05/06	8,710
9,000	Series SGA-127, Rev., VAR, FGIC, LIQ: Societe Generale, 3.26%, 06/05/06	9,000
	Minnesota Housing Finance Agency, Residential Housing
5,000	Series B, Rev., VAR, AMT, 3.50%, 06/01/06	5,000
9,215	Series C, Rev., VAR, AMT, 3.28%, 12/04/06	9,215
5,520	Series J, Rev., VAR, AMT, 3.50%, 06/01/06	5,520
4,995	Minnesota Public Facilities Authority, PCR, Water, Series RR-II-R-31, Rev., VAR, LIQ: Citibank N.A., 3.51%, 06/02/06	4,995
3,815	City of St. Louis Park, Catholic Finance Corp., Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 06/05/06	3,815
7,995	Washington County Housing & Redevelopment Authority, Multi-Family Housing, Series PT-702, Rev., VAR, LIQ: FHLMC., 3.55%, 06/03/06	7,995

		54,250

	Missouri — 0.5%
	Bi-State Development Agency, Metropolitan District
11,115	Series PT-1593, Rev., VAR, FSA, 3.51%, 06/06/06	11,115
14,310	Series SG-175, Rev., VAR, FSA, 3.50%, 06/02/06	14,310
11,125	City of O’Fallon, COP, Series PT-1396, VAR, MBIA, 3.51%, 06/07/06	11,125
2,600	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VAR, LOC: Bank Of America N.A., 3.54%, 06/03/06	2,600
	Missouri Higher Education Loan Authority, Student Loan
3,000	Series B, Rev., VAR, GTD STD LNS, LOC: Bank of America N.A., 3.25%, 06/07/06	3,000
1,600	Series B, Rev., VAR, MBIA GTD STD LNS, 3.27%, 06/04/06	1,600
1,295	Missouri Housing Development Commission, Series PT-1286, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.54%, 06/03/06	1,295
5,900	Missouri Housing Development Commission, Single Family Mortgage, Series L-5J, Regulation D, Rev., VAR, GNMA/FNMA, LIQ: Lehman Liquidity LLC, 3.36%, 06/05/06	5,900
13,600	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/02/06	13,600
2,500	Missouri State Health & Educational Facilities Authority, EAGLE, Series 2002-6026, Class A, Rev., VAR, LIQ: Citibank N.A., 3.51%, 06/02/06	2,500
4,400	Missouri State Health & Educational Facilities Authority, SSM Healthcare Services, Series C-3, Rev., VAR, FGIC, 3.19%, 06/05/06	4,400
180	Municipal Securities Trust Certificates Series 2005-236, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.32%, 06/03/06	180

		71,625

	Nebraska — 0.2%
10,543	American Public Energy Agency, National Public Gas Agency Project Series A, Rev., VAR, 3.50%, 06/02/06	10,543
7,665	American Public Energy Agency, Gas Supply, Series A, Rev., VAR, 3.50%, 06/01/06	7,665
3,285	NEBHELP, Inc., Multi-Modal, Series A-11, Rev., VAR, MBIA, 3.29%, 06/05/06	3,285
	Nebraska Investment Finance Authority, Single Family Housing,
5,080	Series E, Rev., VAR, 3.31%, 06/03/06	5,080
3,390	Series N-7, Regulation D, Rev., VAR, 3.36%, 06/03/06	3,390

		29,963

	Nevada — 0.9%
620	Clark County, Cogeneration Project, Rev., VAR,LOC: Canadian Imperial Bank, 3.60%, 06/01/06	620
	Clark County School District,
5,910	Series PT-2406, GO, VAR, MBIA, 3.51%, 06/07/06	5,910
10,335	Series PT-2556, GO, VAR, FGIC, 3.51%, 06/01/06	10,335
11,555	Series PT-2566, GO, VAR, FGIC, 3.51%, 06/01/06	11,555
16,680	Clipper Tax Exempt Certified Trust, Series 2005-37, Rev., VAR, 3.51%, 06/01/06	16,680
18,745	Las Vegas Valley Water District, Merlots, Series B-10, GO, MBIA, 3.27%, 06/04/06	18,745

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Nevada Housing Division, Multi-Unit Housing,
6,750	Series A, Rev., VAR, LIQ: FNMA, 3.50%, 06/03/06	6,750
3,295	Series M, Rev., VAR, LOC: East West Bank, 3.50%, 06/05/06	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VAR, 3.80%, 06/05/06 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VAR, 3.80%, 06/05/06	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VAR, LIQ: FNMA, 3.50%, 06/02/06	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VAR, LOC: East West Bank, 3.50%, 06/01/06	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VAR, LOC: East West Bank, 3.50%, 06/01/06	5,520
5,385	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VAR, LOC: Citibank N.A., 3.50%, 06/05/06	5,385
	State of Nevada,
4,800	Series PT-403, GO, VAR, 3.51%, 06/07/06	4,800
8,890	Series ROCS-RR-II-R-4054, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.51%, 06/04/06	8,890

		123,965

	New Hampshire — 0.8%
66,710	New Hampshire Health & Education Facilities Authority, University System, Series B, Rev., VAR, XCLA, 3.25%, 06/01/06	66,710
	New Hampshire Higher Educational & Health Facilities Authority,
4,002	Series 772, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/06/06	4,002
9,600	Series 866, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/04/06	9,600
	New Hampshire Higher Educational & Health Facilities Authority, VHA New England, Inc.,
6,300	Series C, Rev., VAR, AMBAC, 3.27%, 06/05/06	6,300
7,250	Series D, Rev., VAR, AMBAC, 3.27%, 06/07/06	7,250
7,200	Series F, Rev., VAR, AMBAC, 3.27%, 06/05/06	7,200
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, Board Partnership Project, Rev., VAR, FNMA COLL AGMT, 3.20%, 06/03/06	5,200
1,990	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VAR, LOC: Bank of America, 3.57%, 06/07/06	1,990

		108,252

	New Jersey — 3.4%
5,745	Burlington County Bridge Commissioner, Community Pooled Loan, Series PT-1546, Rev., VAR, AMT, CNTY GTD, 3.50%, 06/06/06	5,745
6,675	Hudson County Improvement Authority, Essential Purpose Pooled Loan, Rev., VAR, LOC: Bank of New York, 3.37%, 06/02/06	6,675
7,900	Mercer County Improvement Authority, Atlantic Foundation & Johnson, Rev., VAR, MBIA, 3.42%, 06/05/06	7,900
11,600	Municipal Securities Trust Certificates, Series 2001-175, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.24%, 06/06/06	11,600
	New Jersey EDA
4,995	Series A, GO, VAR, AMBAC, LIQ: Citibank N.A., 3.50%, 06/03/06	4,995
4,985	Series PA-828, Rev., VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 3.50%, 06/03/06	4,985
19,460	Series PT-2805, Rev., VAR, AMBAC, FGIC, LIQ: Dexia Credit Local, 3.49%, 06/01/06	19,460
14,495	New Jersey EDA, Merlot, Series B-14, GO, VAR, AMBAC, 3.26%, 06/06/06	14,495
6,000	New Jersey EDA, Kenwood USA Corp. Project, Rev., VAR, LOC: Bank of New York, 3.50%, 06/03/06	6,000
10,215	New Jersey EDA, Senior Care, Bayshore Health, Rev., VAR, LOC: Krediet Bank N.V., 3.36%, 06/02/06	10,215
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VAR, LOC: Bank of America, 3.33%, 06/05/06	1,500
3,300	New Jersey Sports & Exposition Authority, State Contract, Series C, Rev., VAR, MBIA, 3.37%, 06/05/06	3,300
	New Jersey State Educational Facilities Authority
5,450	Series PT-1597, AMBAC, 3.50%, 06/03/06	5,450
5,225	Series PT-1599, AMBAC, 3.50%, 06/23/06	5,225
10,170	Series SG-148, Rev., VAR, LIQ: Societe Generale, 3.49%, 06/04/06	10,170
500	New Jersey State Educational Facilities Authority, Princeton University, Series B, Rev., VAR, 3.45%, 06/01/06	500
	New Jersey State Turnpike Authority,
48,225	Series C-2, Rev., VAR, FSA, 3.18%, 06/02/06	48,225
25,910	Series ROCS-RR-II-R-399, Rev., VAR, FSA, LIQ: Citibank N.A., 3.50%, 06/04/06	25,910
8,532	New Jersey Transportation Trust Fund Authority, Series 941-D, Rev., VAR, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 3.48%, 06/07/06	8,532
16,945	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation Systems, Series ROCS-RR-II-7012, Rev., VAR, FSA, LIQ: Citibank N.A., 3.45%, 07/01/06	16,945
	State of New Jersey, TRAN,

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

125,000	Rev., VAR, 6.12%, 06/23/06	125,031
125,000	Series A, Rev., VAR, 4.50%, 06/23/06	125,099

		467,957

	New Mexico — 0.3%
18,850	Bernalillo County, TRAN, Rev., 2.60%, 06/30/06	18,870
12,941	City of Albuquerque, Airport, Sub Lien, Rev., VAR, AMBAC, 3.21%, 06/07/06	12,941
3,200	Chaves County, IDR, Friona Industries LP, Series A, Rev., VAR, LOC: Bank of America N.A., 3.57%, 06/02/06	3,200
6,420	New Mexico Finance Authority, RR-II-R-2118, Rev., VAR, AMBAC, LIQ: Citigroup Global Markets, 3.51%, 06/07/06	6,420
	New Mexico Mortgage Finance Authority,
2,645	Series PT-1308, Rev., VAR, GNMA/FNMA/FHLMC, 3.54%, 06/02/06	2,645
2,665	Series PT-1378, Rev., VAR, GNMA/FNMA/FHLMC, 3.54%, 06/04/06	2,665

		46,741

	New York — 13.4%
24,795	ABN Amro Munitops Certificate Trust, Series 2002-19, Rev., VAR, MBIA-IBC, 3.50%, 06/01/06	24,795
	Bank of New York Municipal Certificates Trust,
23,170	Rev., VAR, 3.58%, 06/03/06	23,169
24,145	Rev., VAR, 3.59%, 06/07/06	24,144
6,755	Rev., VAR, 3.58%, 06/04/06	6,755
10,735	Eclipse Funding Trust, Metropolitan, Series 2006-0028, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.47%, 11/15/06	10,735
	Long Island Power Authority, Electric Systems
900	Series D, Rev., VAR, FSA, 3.22%, 06/05/06	900
9,995	Series PA-513-R, Rev., VAR, FSA, 3.50%, 06/06/06	9,995
4,800	Series PT-386, Rev., 3.50%, 06/02/06	4,800
	Metropolitan Transportation Authority
20,745	Series 848-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.48%, 06/03/06	20,745
15,005	Series 2004-0041, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.50%, 06/05/06	15,005
31,490	Series B, Rev., VAR, FSA, 3.40%, 06/06/06	31,490
6,700	Series PA-1042R, Rev., VAR, MBIA, 3.50%, 06/07/06	6,700
30,390	Sub Series A-3, GO, VAR, XLCA, 3.42%, 06/05/06	30,390
15,400	Sub Series E-1, Rev., VAR, LOC: Fortis Bank S.A., 3.49%, 06/01/06	15,400
11,980	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VAR, 3.26%, 06/05/06	11,980
6,420	Monroe County Airport Authority, Series PA-585, Rev., VAR, MBIA, 3.52%, 06/03/06	6,420
	Municipal Securities Trust Certificates
1,300	Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.55%, 06/01/06 (e)	1,300
7,555	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.23%, 06/01/06 (e)	7,555
8,600	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.23%, 06/07/06 (e)	8,600
10,080	Series 2006-262, Class A, Rev., VAR, MBIA, 3.32%, 06/01/06	10,080
16,725	Nassau County, TAN, Series A, Rev., GO Unlimited Notes, 4.50%, 10/31/06	16,813
6,800	Nassau Health Care Corp., Sub Series 2004-C3, Rev., VAR, FSA, CNTY GTD, 3.42%, 06/05/06	6,800
	New York City
10,300	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.18%, 06/03/06	10,300
4,995	Series PA-878, GO, VAR, MBIA-IBC, 3.50%, 06/07/06	4,995
22,500	Sub Series A-2, GO, VAR, LOC: Bank of American N.A., 3.13%, 06/02/06	22,500
20,550	Sub Series A-3, GO, VAR, LOC: BNP Paribas, 3.18%, 06/02/06	20,550
750	Sub Series A-4, GO, VAR, LOC: Bayerische Landesbank, 3.50%, 06/01/06	750
1,000	Sub Series A-4, GO, VAR, LOC: Westdeutsche Landesbank, 3.50%, 06/01/06	1,000
5,100	Sub Series A-6, GO, VAR, LOC: Helaba, 3.15%, 06/07/06	5,100
100	Sub Series A-6, GO, VAR, FSA, 3.50%, 06/01/06	100
1,600	Sub Series B-5, GO, VAR, MBIA, 3.50%, 06/01/06	1,600
8,900	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 3.18%, 06/05/06	8,900
8,975	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 3.13%, 06/05/06	8,975
17,000	Sub Series C-5, GO, VAR, LOC: Bank of New York, 3.19%, 06/05/06	17,000
10,400	Sub Series E-2, GO, VAR, LOC: Bank of America, N.A., 3.53%, 06/01/06	10,400
30,000	Sub Series E-4, GO, VAR, LOC: Bank of America N.A., 3.46%, 06/01/06	30,000
20,815	Sub Series G-2, GO, VAR, LOC: Bank of Nova Scotia, 3.13%, 06/05/06	20,815
1,330	Sub Series H-1, GO, VAR, LOC: Bank of New York, 3.50%, 06/01/06	1,330
14,085	Sub Series H-2, GO, VAR, LOC: Bank of New York, 3.19%, 06/01/06	14,085
1,500	Sub Series H-2, GO, VAR, MBIA, 3.50%, 06/01/06	1,500
7,250	Sub Series H-2, GO, VAR, LOC: Bank of New York, 3.13%, 06/05/06	7,250
3,860	Sub Series H-3, GO, VAR, LOC: Bank of New York, 3.10%, 06/01/06	3,860
350	Sub Series H-3, GO, VAR, FSA, 3.47%, 06/01/06	350
5,100	Sub Series H-4, GO, VAR, LOC: Bank of New York, 3.15%, 06/05/06	5,100
9,755	Sub Series H-5, GO, VAR, 3.18%, 06/01/06	9,755
1,700	Sub Series H-6, GO, VAR, MBIA, 3.17%, 06/04/06	1,700
2,800	New York City Housing Development Corp., 55 Pierrepont Development, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.22%, 06/06/06	2,800
6,000	New York City Housing Development Corp., 155 W 21st Street, Series A, Rev., VAR, AMT, LOC: Bank of New York, 3.23%, 06/07/06	6,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

9,250	New York City Housing Development Corp., Chelsea Arms Housing, Series A, Rev, VAR, LIQ: FNMA, 3.22%, 06/03/06	9,250
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VAR, FNMA COLL AGMT, 3.15%, 06/05/06	3,070
4,300	New York City, Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VAR, FNMA COLL AGMT, 3.15%, 06/05/06	4,300
6,950	New York City Housing Development Corp., Multi-Family Housing, Mortgage Parkview Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.23%, 06/05/06	6,950
10,900	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower, Series A, Rev., VAR, FNMA COLL AGMT, 3.20%, 06/03/06	10,900
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VAR, FNMA COLL AGMT, 3.23%, 06/06/06	15,000
10,700	New York Housing Development Corp., Thessalonica Court, Series A, Rev., VAR, LOC: Citibank N.A., 3.23%, 06/06/06	10,700
20,000	New York City IDA, Liberty Facilities Hanson Office, Rev., VAR, LOC: ING Bank N.V., 3.46%, 06/05/06	20,000
400	New York City IDA, Municipal Securities Trust Receipts, Series SGA-110, Rev., VAR, LOC: Societe Generale, 3.23%, 06/02/06	400
13,200	New York City IDA, Liberty Park LLC, Series B, Class 1, Rev., VAR, LOC: Bank of America N.A., 3.64%, 06/01/06	13,200
	New York City Municipal Water Finance Authority
3,850	Series A, Rev., VAR, FGIC, 3.50%, 06/01/06	3,850
200	Series A3, Rev., VAR, 3.46%, 06/06/06	200
14,500	Series PA-454, Rev., VAR, FGIC, 3.50%, 06/06/06	14,500
7,200	Series ROCS-RR-II-R-385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.43%, 06/01/06	7,200
1,300	Sub Series F-1, Rev., VAR, 3.42%, 06/01/06	1,300
2,000	New York City Municipal Water Finance Authority, American Securities Trust Receipts, Series SGB-27, Rev., VAR, FSA-CR, LIQ: Societe Generale, 3.49%, 06/07/06	2,000
	New York City Municipal Water Finance Authority, Water & Sewer System
10,650	Series PA-446, Rev., VAR, FGIC, 3.50%, 06/06/06	10,650
5,885	Series PA-1076, Rev., VAR, 3.52%, 06/04/06	5,885
9,895	Series PA-1085, Rev., VAR, FGIC, LOC: Citibank N.A., 3.50%, 06/04/06	9,895
	New York City Transitional Finance Authority
18,300	Series L21, Regulation D, Rev., VAR, 3.28%, 06/03/06	18,300
8,995	Series PA-1043-R, Rev., VAR, 3.50%, 06/02/06	8,995
49,515	Sub Series 2-C, Rev., VAR, LIQ: Lloyds TSB Bank plc, 3.22%, 06/02/06	49,515
10,415	Sub Series 2-E, Rev., VAR, LIQ: NYS Common Return Fund, 3.23%, 06/02/06	10,415
16,575	New York City Transitional Finance Authority, Floating Rate Trust Receipts, Series L-11, Rev., VAR, 3.28%, 06/02/06	16,575
14,400	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VAR, 3.18%, 06/03/06	14,400
	New York City Transitional Finance Authority, New York City Recovery,
4,800	Sub Series 1A, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.18%, 06/02/06	4,800
200	Sub Series 3-H, Rev., VAR, 3.50%, 06/01/06	200
	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts,
7,910	Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanly Dean Witter, 3.48%, 06/03/06	7,910
1,100	Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.55%, 06/01/06	1,100
	New York City, Municipal Securities Trust Receipts
15	Series SGB-33, GO, VAR, FSA-CR, LIQ: Societe Generale, 3.50%, 06/05/06	15
12,600	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.47%, 06/06/06	12,600
9,000	Series SGA-51, GO, VAR., AMBAC, 3.23%, 06/06/06	9,000
78,100	New York Convention Center Operating Corp., EAGLE, Series 720050081, Class A, AMBAC, LIQ: Citibank N.A., 3.50%, 06/05/06	78,100
	New York Local Government Assistance Corp.
1,700	Series B, Rev., VAR, LOC: Bank of Nova Scotia, 3.10%, 06/06/06	1,700
16,800	Series F, Rev., VAR, LOC: Societe Generale, 3.08%, 06/06/06	16,800
7,900	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 3.17%, 06/06/06	7,900
	New York Local Government Assistance Corp., Floating Rate Receipts
5,500	Series SG-99, Rev., VAR, AMBAC, 3.49%, 06/07/06	5,500
10,300	Series SG-100, Rev., VAR, MBIA-IBC, 3.49%, 06/07/06	10,300
7,800	New York Local Government Assistance Corp., Municipal Securities Trust Receipts, Series SGA-59, Rev., VAR, 3.55%, 06/01/06	7,800
12,350	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VAR, FSA, 3.10%, 06/06/05	12,350
	New York Mortgage Agency, Homeowner Mortgage
10,000	Series 122, Rev., VAR, 3.20%, 06/02/06	10,000
31,500	Series 125, Rev., VAR, 3.30%, 06/03/06	31,500
	New York State Dormitory Authority
2,315	Series 341, Rev., VAR, MBIA-IBC, LIQ: Morgan Stanley Dean Witter, 3.48%, 06/05/06	2,315
11,565	Series 1155, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.40%, 06/06/06	11,565
31,335	Series 1322, Rev., VAR, FHA, 3.48%, 08/01/06	31,335
5,000	Series PA-409, Rev., VAR, AMBAC FHA, 3.50%, 06/05/06	5,000
11,100	Series PA-419, Rev., 3.50%, 06/05/06	11,100
6,445	Series PA-773-R, Rev., VAR, MBIA-IBC, 3.50%, 06/07/06	6,445

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

15,470	Series PA-1088, Rev., VAR, AMBAC, FHA INS, 3.50%, 06/03/06	15,470
7,120	Series PA-1089, Rev., VAR, AMBAC, FHA, 3.50%, 06/03/06	7,120
9,770	Series PT-1447, Rev., VAR, MBIA, ST AID WITHHLDG, 3.50%, 06/06/06	9,770
6,815	Series PT-1621, Rev., VAR, MBIA, ST AID WITHHLDG, 3.50%, 06/06/06	6,815
13,535	Series PT-1742, Rev., VAR, MBIA, ST AID WITHHLDG, LIQ: BNP Paribas, 3.49%, 06/06/06	13,535
7,945	Series PT-2240, Rev., VAR, FSA-CR, 3.50%, 06/05/06	7,945
	New York State Dormitory Authority, Mental Health Services
45,130	Sub Series D2-B, Rev., VAR, FSA, 3.40%, 06/02/06	45,130
11,900	Sub Series D2-D, Rev., VAR, AMBAC, 3.45%, 06/02/06	11,900
5,000	Sub Series D2-E, Rev., VAR, 3.42%, 06/02/06	5,000
25,000	Sub Series D2-H, Rev., VAR, 3.42%, 06/02/06	25,000
4,750	New York State Dormitory Authority, New York Public Library, Series A, Rev., VAR, MBIA, 3.15%, 06/06/06	4,750
	New York State Energy Research & Development Authority, Conolidated Edison Co.
6,000	Series C-1, Rev., VAR, LOC: Citibank N.A., 3.23%, 06/07/06	6,000
13,600	Series C-2, Rev., VAR, LOC: Citibank N.A., 3.26%, 06/07/06	13,600
10,450	New York State Energy Research & Development Authority, PCR, Series PA-450, Rev., VAR, AMBAC, 3.50%, 06/03/06	10,450
10,000	New York State Energy Resources & Development Authority, Orange & Rockland Project, Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 3.17%, 06/03/06	10,000
	New York State Environmental Facilities Corp.
4,995	Series PA-174, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.50%, 06/05/06	4,995
15,000	Series PA-1261, Rev., VAR, MBIA, 3.50%, 06/06/06	15,000
	New York State Environmental Facilities Corp., Clean Water & Drinking,
29,725	Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.48%, 06/04/06	29,725
11,650	PA-1165, Rev., VAR, 3.50%, 06/01/06	11,650
	New York State Housing Development Authority, 101 West End
8,000	Rev., VAR, LIQ: FNMA, 3.24%, 06/02/06	8,000
20,550	Rev., VAR, LIQ: FHLMC, 3.15%, 06/02/06	20,550
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VAR, LIQ: FNMA, 3.24%, 06/05/06	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VAR, 3.23%, 06/02/06	4,200
1,900	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VAR, LIQ: FHLMC, 3.24%, 06/04/06	1,900
32,700	New York State Housing Finance Agency, 360 West 43rd Street Housing Series A, Rev., VAR, LIQ: FNMA, 3.22%, 06/01/06	32,700
8,500	New York State Housing Finance Agency, Avalon Chrystie Place Housing, Series A, Rev., VAR, LOC: Bank of America, 3.30%, 06/05/06	8,500
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VAR, LIQ: FNMA, 3.22%, 06/07/06	5,900
15,500	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VAR, LOC: Bank of America N.A., 3.20%, 06/02/06	15,500
11,000	New York State Housing Finance Agency, Kew Gardens Hills, Series A, Rev., VAR, LIQ: FNMA, 3.20%, 06/04/06	11,000
7,100	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VAR, LIQ: FNMA COLL AGMT, 3.20%, 06/07/06	7,100
	New York State Housing Finance Agency, Parkledge Apartments
5,745	Series A, Rev., VAR, LIQ: FHLMC, 3.22%, 06/06/06	5,745
34,600	Series C, Rev., VAR, LOC: Dexia Credit Local, 3.18%, 06/03/06	34,600
14,200	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.18%, 06/03/06	14,200
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev, VAR, LIQ: FNMA, 3.22%, 06/07/06	11,300
25,000	New York State Housing Finance Agency, Tower 31 Housing, Series A, Rev., VAR, LOC: Bank of America N.A., 3.23%, 06/05/06	25,000
17,400	New York State Housing Finance Agency, Union Square South Housing, Rev., VAR, LIQ: FNMA, 3.20%, 06/07/06	17,400
26,500	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VAR, LIQ: FHLMC, 3.22%, 06/05/06	26,500
14,300	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VAR, LIQ: FNMA, 3.24%, 06/03/06	14,300
18,100	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VAR, LIQ: FNMA, 3.24%, 06/07/06	18,100
15,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VAR, LIQ: FNMA, 3.24%, 06/01/06	15,500
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VAR, LIQ: FNMA, 3.22%, 06/01/06	3,400
	New York State Thruway Authority
15,220	Series PT-1194, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.43%, 06/07/06	15,220
21,625	Series SGA-150, Rev., VAR, LIQ: Societe Generale, 3.23%, 06/02/06	21,625
35,980	Series 720053022, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.50%, 06/04/06	35,980
15,000	Series 720050080, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.50%, 06/03/06	15,000
11,415	Series PA-532, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.50%, 06/01/06	11,415
7,190	New York State Thruway Authority, Highway & Bridge Trust Fund, Series PT-1425, Rev., VAR, FGIC, 3.50%, 06/06/06	7,190
6,200	New York State Urban Development Corp., Series SG-163, VAR, Rev., 3.49%, 06/07/06	6,200
12,525	New York State Urban Development Corp., State Facilities & Equipment, Sub Series A-3-A, Rev., VAR, CIFG, 3.47%, 06/03/06	12,525
	Onondaga County IDA, Reference Solvay Paperboard Project

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

14,800	Rev., VAR, LOC: Citibank N.A., 3.56%, 06/07/06	14,800
9,100	Rev., VAR, LOC: Citibank N.A., 3.56%, 06/05/06	9,100
	Port Authority of New York & New Jersey
13,090	Rev., 3.34%, 06/01/06	13,090
8,075	Series PT-2263, Rev., VAR, FGIC-TCRS, 3.50%, 06/07/06	8,075
6,455	Port Authority of New York & New Jersey, Trust Receipts, Series 10, Class F, Rev., VAR, FSA, 3.52%, 06/03/06	6,455
18,145	Tobacco Settlement Financing Authority, TOCS, Series D, Rev., VAR, AMT, LIQ: Goldman Sachs, 3.55%, 06/07/06	18,145
	Triborough Bridge & Tunnel Authority
8,000	Series B, Rev., VAR, FSA, 3.18%, 06/05/06	8,000
5,795	Series D, Rev., VAR, FSA, 3.19%, 06/05/06	5,795
2,350	Series M1J, Regulation D, Rev., VAR, MBIA-IBC, 3.25%, 06/01/06	2,350
12,080	Series PA-1090, Rev., VAR, MBIA-IBC, 3.50%, 06/07/06	12,080
595	Series PT-2017, Rev., VAR, MBIA, 3.50%, 06/03/06	595
2,100	Triborough Bridge & Tunnel Authority, General Purpose, Series C, Rev., VAR, AMBAC, 3.19%, 06/06/06	2,100
9,300	Westchester County IDA, IDR, Levister Redevelopment Co., LLC, Series A, Rev., VAR, LOC: Bank of New York, 3.45%, 06/07/06	9,300

		1,858,461

	North Carolina — 2.2%
5,330	Brunswick County, Enterprise System, Series PT-2235, Rev., VAR, FSA, 3.51%, 06/02/06	5,330
10,000	Buncombe County Metropolitan Sewerage District, Series PA-892, Rev., VAR, XLCA, 3.49%, 06/06/06	10,000
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare
13,230	Series C, Rev., VAR, 3.58%, 06/01/06	13,230
7,500	Series D, Rev., VAR, 3.56%, 06/01/06	7,500
10,955	City of Charlotte, Airport, Series D, Rev., VAR, MBIA, 3.21%, 06/03/06	10,955
8,405	City of Charlotte, Water & Sewer System, Series B, Rev., VAR, 3.47%, 06/05/06	8,405
1,500	City of Durham, Water & Sewer Utility Systems, Rev., VAR, 3.28%, 06/07/06	1,500
	City of Greensboro, Enterprise Systems
2,500	Series B, Rev., VAR, 3.24%, 06/07/06	2,500
20,190	Series B, Rev., VAR, LIQ: Wachovia Bank N.A., 3.24%, 06/07/06	20,190
5,000	City of Winston-Salem, Water & Sewer Systems, Series B, Rev., VAR, 3.23%, 06/01/06	5,000
	Fayetteville Public Works Commission
8,605	Rev., VAR, FSA, 3.22%, 06/03/06	8,605
4,500	Series A, Rev., VAR, FSA, 3.22%, 06/05/06	4,500
10,100	Guilford County, Series B, Rev., VAR, 3.47%, 06/06/06	10,100
300	Guilford County Industrial Facilities & Pollution Control Financing Authority, IDA, Neal Manufacturing, Inc., Rev., VAR, LOC: Bank Of America N.A., 3.52%, 06/05/06	300
9,090	Henderson County, Series PA-2751, COP, Rev., VAR, AMBAC, 3.51%, 06/06/06	9,090
4,900	Iredell County Public Facilities Corp., Iredell County Schools Project, Rev., VAR, AMBAC, 3.47%, 06/05/06	4,900
5,000	Mecklenburg County, Series C, GO, VAR, LIQ: Bank of America N.A., 3.24%, 06/04/06	5,000
8,530	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/07/06	8,530
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.48%, 06/07/06	10,255
8,225	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VAR, LOC: Bank of America N.A., 3.24%, 06/07/06	8,225
4,370	North Carolina Housing Finance Agency, Series 2003-L44J, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.39%, 06/01/06	4,370
5,715	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.28%, 06/07/06	5,715
	North Carolina Housing Finance Agency, Home Ownership
13,685	Series 16-C, Rev., VAR, LIQ: Bank of America N.A., 3.25%, 06/01/06	13,685
10,500	Series 22-B, Rev., VAR, 3.18%, 07/03/06	10,500
6,430	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VAR, 3.28%, 06/07/06	6,430
	North Carolina Medical Care Commission, Duke University Health Systems
3,900	Series B, Rev., VAR, 3.21%, 06/07/06	3,900
3,780	Series C, Rev., VAR, 3.21%, 06/07/06	3,780
7,100	North Carolina Medical Care Commission, First Health Carolinas Project, Rev., VAR, 3.22%, 06/07/06	7,100
2,400	North Carolina Medical Care Commission, Lincoln Health Systems Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/05/06	2,400
10,200	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project, Rev., VAR, 3.45%, 06/05/06	10,200
1,800	North Carolina Medical Care Commission, Northeast Medical Center Project, Series B, Rev., VAR, LOC: Suntrust Bank, 3.21%, 06/07/06	1,800
5,100	North Carolina Medical Care Commission, Pooled Equipment Financing Project, Rev., VAR, MBIA, 3.25%, 06/03/06	5,100
15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project, Series B, Rev., VAR, LOC: Wachovia Bank, 3.47%, 06/01/06	15,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

15,000	North Carolina State University at Raleigh, Series B, Rev., VAR, 3.13%, 06/06/06	15,000
7,540	Raleigh Durham Airport Authority, Rev., VAR, FGIC, 3.25%, 06/05/06	7,540
8,540	State of North Carolina, Series PT-2207, GO, VAR, 3.51%, 06/07/06	8,540
5,560	State of North Carolina, Public Improvement, Series D, GO, VAR, 3.22%, 06/05/06	5,560
13,900	Union County, Series B, Rev., VAR, AMT, 3.45%, 06/06/06	13,900
16,000	University of North Carolina, Series C, Rev., VAR, 3.12%, 06/01/06	16,000

		310,635

	North Dakota — 0.1%
4,105	North Dakota State Housing Finance Agency, Series RR-II-R-140, Rev., VAR, LIQ: Citibank N.A., 3.55%, 06/06/06	4,105
	North Dakota State Housing Finance Agency, Home Mortgage
9,205	Series B, Rev., VAR, 3.27%, 06/01/06	9,205
5,000	Series C, Rev., VAR, 3.27%, 06/03/06	5,000

		18,310

	Ohio — 0.7%
1,750	City of Cleveland, Water & Wastewater Systems, Series M, Rev., VAR, FSA, 3.45%, 06/05/06	1,750
6,320	Cincinnati City School District, Series RR-II-R-4049, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.51%, 06/06/06	6,320
7,805	Franklin County, Franklin County Hospital, Series ROCS-II-R-55, Rev., VAR, LIQ: Citigroup Global Markets, 3.51%, 06/02/06	7,805
7,000	Franklin County, Hospital, Ohio Health Corp., Series D, Rev., VAR, LOC: National City Bank, 3.22%, 06/05/06	7,000
7,800	Franklin County, Trinity Health Credit, Series C-1, Rev, VAR, FGIC, 3.21%, 06/07/06	7,800
9,000	Hamilton County, Healthcare Facilties, Twin Towers & Twin Lakes, Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.50%, 06/07/06	9,000
4,396	Hamilton County, Hospital Facilities, Health Alliance, Series A, Rev., VAR, MBIA, 3.19%, 06/07/06	4,396
16,300	Montgomery County, Catholic Health, Series B-2, Rev., VAR, 3.18%, 06/07/06	16,300
5,890	Municipal Securities Trust Certificates, Series 9047, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.24%, 06/05/06	5,890
8,975	Ohio State Building Authority, Series L-41, Regulation D, Rev., VAR, 3.34%, 06/06/06	8,975
4,995	Ohio State Turnpike Commission, Series RR-II-R-51, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.51%, 06/07/06	4,995
10,200	Ohio State Water Development Authority, Multi-Modal, Rev., VAR, LOC: Northern Trust Co., 3.20%, 06/04/06	10,200
7,755	State of Ohio, Series RR II-R-208, GO, VAR, FSA, LIQ: Citibank N.A., 3.51%, 06/05/06	7,755

		98,186

	Oklahoma — 0.2%
	Payne County Economic Development Authority, Student Housing, OSUF Phase III Project
9,800	Rev., VAR, AMBAC, 3.49%, 06/01/06	9,800
9,000	Series B, Rev., VAR, AMBAC, 3.49%, 06/01/06	9,000
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project, Rev., VAR, LIQ: FNMA, 3.48%, 06/06/06	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project, Rev., VAR, LOC: Bank of New York, 3.48%, 06/01/06	6,500

		35,790

	Oregon — 0.6%
6,000	Oregon Health & Science University, Medical Group Project, Series A, Rev., VAR, LOC: Bank of New York, 3.20%, 06/05/06	6,000
	Oregon State Department of Administrative Services, State Lottery
9,325	Series 89, VAR, MBIA, LIQ: BNP Paribas, 3.50%, 06/05/06	9,325
5,155	Series PT-1394, Rev., VAR, FSA, 3.51%, 06/06/06	5,155
15,000	Oregon State Housing & Community Services Department, Series I, Rev., VAR, AMT, 3.28%, 06/03/06	15,000
7,785	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.56%, 06/06/06	7,785
5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series L, Rev., VAR, 3.28%, 06/01/06	5,000
12,445	Portland Housing Authority, Multi-Family Housing Authority, Rev., VAR, FHLMC, LOC: Wells Fargo Bank, 3.51%, 06/05/06	12,445
	State of Oregon
10,000	Series A, GO, 4.50%, 11/27/06	10,068
795	Series A-18, Regulation D, GO, VAR, 3.34%, 06/04/06	795
9,930	State of Oregon, Home Ownership Mortgage, Series 229, Rev., VAR, 3.52%, 06/03/06	9,930
6,000	State of Oregon, Veterans Welfare, Series 83, GO, VAR, 3.20%, 06/04/06	6,000

		87,503

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Other Territory — 4.1%
	ABN Amro Munitops Certificate Trust
17,676	Series 1998-16, VAR, MBIA, 3.52%, 06/06/06	17,676
8,000	Series 2001-26, GO, VAR, PSF-GTD, 3.51%, 06/07/06	8,000
10,395	Series 2001-27, Rev., VAR, FSA, 3.59%, 06/06/06	10,395
	ABN Amro Munitops Certificate Trust, Multi-State
31,495	Series 1999-6, Rev., VAR, PSF-GTD, 3.50%, 06/06/06 (e)	31,495
10,000	Series 1999-9, Rev., VAR, PSF-GTD, 3.50%, 06/07/06 (e)	10,000
13,280	Series 2000-10, VAR, MBIA, 3.50%, 06/07/06 (e)	13,280
16,685	Series 2000-13, Class C, VAR, PSF-GTD, 3.50%, 06/07/06	16,685
5,000	Series 2001-1, GO, VAR, MBIA, 3.52%, 07/01/06	5,000
9,850	Series 2001-10, GO, VAR, MBIA, 3.52%, 06/06/06	9,850
15,010	Series 2001-21, GO, VAR, MBIA, 3.52%, 06/02/06	15,010
23,645	Series 2002-1, Rev., VAR, 3.63%, 06/04/06	23,645
9,995	Series 2002-3, Rev., VAR, GNMA COLL, 3.58%, 06/01/06	9,995
5,500	Series 2002-16, GO, VAR, PSF-GTD, 3.52%, 06/03/06 (e)	5,500
4,860	Series 2002-37, Rev., VAR, FHA, GNMA COLL, 3.59%, 06/03/06	4,860
10,750	Series 2004-8, GO, VAR, AMBAC, 3.47%, 07/01/06	10,750
16,280	Series 2004-43, GO, VAR, FGIC, 3.52%, 06/03/06	16,280
	Charter Mac Floater Certificate Trust I
7,300	Series CAL-2, Rev., VAR, MBIA, 3.50%, 06/05/06	7,300
8,000	Series NAT-1, Rev., VAR, MBIA, 3.55%, 06/06/06	8,000
24,000	Series NAT-2, Rev., VAR, MBIA, 3.55%, 06/05/06	24,000
15,000	Series NAT-3, Rev., VAR, AMT, MBIA, 3.55%, 06/01/06	15,000
14,000	Series NAT-4, Rev., VAR, AMT, MBIA, 3.55%, 06/01/06	14,000
11,500	Series NAT-5, Rev., VAR, AMT, MBIA, 3.55%, 06/05/06	11,500
	Clipper Tax Exempt Certificate Trust,
28,828	Series 2002-9, COP, VAR, LIQ: State Street Bank & Trust Co., 3.62%, 06/02/06	28,828
12,243	Series 2005-15, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.56%, 06/01/06	12,243
5,490	Series 2005-16, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.56%, 06/01/06	5,490
2,474	Clipper Tax Exempt Certificate Trust Partner, COP, Series 1999-2, VAR, AMT, 3.62%, 06/01/06	2,474
8,392	Clipper Tax Exempt Certificate Trust Partner, Multi-State, Series PA-892, Rev., VAR, 3.62%, 06/01/06	8,392
12,520	Clipper Tax Exempt Trust, COP, Series 2003-5, VAR, LIQ: State Street Bank & Trust Co., 3.62%, 06/06/06	12,520
	Eagle Tax Exempt Trust
17,315	GO, VAR, MBIA, LOC: Citibank N.A., 3.50%, 06/05/06	17,315
14,850	Series 200-3208, Class A, Rev., VAR, MBIA, 3.50%, 06/04/06	14,850
	Eagle Tax Exempt Trust, Weekly Option Mode
2,420	Series 3C-7, Class A, VAR, LIQ: Citibank N.A., 3.51%, 06/06/06	2,420
1,230	Series 1994-4904, VAR, LIQ: Citibank N.A., 3.55%, 06/05/06	1,230
2,000	Series 2000-1601, VAR, LIQ: Citibank N.A., 3.51%, 06/07/06	2,000
5,900	Series 2001-3801, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.51%, 06/07/06	5,900
10,475	Eagle Tax Exempt Trust, Weekly Options Mode, Round Rock, COP, Series 2001-4304, Class A, GO, VAR, PSF-GTD, LIQ: Citibank N.A., 3.51%, 06/02/06	10,475
7,000	Eagle Tax Exempt Trust, Weekly Option Mode, Salt River Project, Series 2002-0301, Rev., VAR, LIQ: Citibank N.A., 3.51%, 06/05/06	7,000
	Eagle Tax Exempt Trust, Weekly Partner Certificate
10,000	Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.51%, 06/04/06	10,000
3,000	COP, VAR, FSA, LIQ: Citibank N.A., 3.51%, 06/03/06	3,000
6,000	Series 2000-1003, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.51%, 06/04/06	6,000
13,170	MBIA Capital Corp., Tax Exempt, Series PL-10, Rev., VAR., MBIA, LIQ: Landesbank Hessen-Thueringen, 3.57%, 06/04/06	13,170
14,810	Municipal Securities Pool Trust, Floatating Rate, Trust Receipts, Series SG-PG-17, LIQ: Societe Generale, 3.60%, 06/06/06	14,810
10,135	Municipal Securities Pool Trust, Trust Receipts, Series SG-P-18, Rev., VAR, LIQ: Societe Generale, 3.60%, 06/05/06	10,135
	Puttable Floating Option Tax Exempt Receipts
47,680	Series PPT-12, VAR, LIQ: Merrill Lynch Capital Services, 3.60%, 06/06/06	47,680
8,500	Series PPT-34, VAR, 4.07%, 06/07/06	8,500
31,925	Puttable Floating Option Tax Exempt Receipts, Sun America Trust, Series 2001-2, Class A Certificates, Rev., VAR, LIQ: FHMLC, 3.55%, 06/06/06	31,925
9,645	SunAmerica Trust Various States, Series 2, Class A, Rev., VAR, LIQ: FHLMC, 3.62%, 06/05/06	9,645

		574,223

	Pennsylvania — 4.0%
6,745	Allegheny County Hospital Development Authority, Series PA-748, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.52%, 06/07/06	6,745
10,000	Allegheny County Hospital Development Authority, Pittsburgh University Medical Center, Series B-1, Rev., VAR, 3.59%, 06/01/06	10,000
8,120	Berks County IDA, Health Care-Lutheran Services, Series A, Rev., VAR, AMBAC, LIQ: Wachovia Bank N.A., 3.24%, 06/02/06	8,120
4,370	Berks County IDA, Kutztown University Foundation Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 06/05/06	4,370
13,380	Bucks County IDA, Law School Admission Council, Rev., VAR, LOC: Allied Irish Bank plc, 3.22%, 06/05/06	13,380

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,410	Chester County Health & Educational Facilties Authority, Barclay Friends Project, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.23%, 06/07/06	4,410
	City of Philadelphia
10,000	Series 720050050, Class A, Rev., VAR, LIQ: Citibank N.A., FSA, 3.51%, 06/04/06	10,000
108,910	Series A, GO, TRAN, 4.00%, 06/30/06	108,989
4,900	City of Philadelphia IDA, 30th Street Station Project, Rev., VAR, MBIA, LOC: Royal Bank of Scotland, 3.80%, 06/04/06	4,900
340	City of Philadelphia, Gas Works, Series PA-1144, Rev., VAR, FSA, 3.50%, 06/02/06	340
	City of Philadelphia, Water & Wastewater Systems
16,325	Rev., VAR, FSA, 3.22%, 06/04/06	16,325
2,995	Series SG-158, Rev., VAR, FGIC, 3.50%, 06/01/06	2,995
7,880	Cornwall Lebanon School District, Series PT-2765, GO, VAR, FSA, ST AID WITHHLDG, 3.50%, 06/05/06	7,880
3,200	Delaware Valley Regioinal Financial Authority, Series 1, Rev., VAR, FSA, LOC: National Australia Bank, 3.23%, 06/07/06	3,200
	Delaware Valley Regioinal Financial Authority, Local Government
6,400	Series A, Rev., VAR, LOC: National Australia Bank, 3.23%, 06/01/06	6,400
5,000	Series A, Rev., VAR, LOC: National Australia Bank, 3.23%, 06/02/06	5,000
2,700	Series A, Rev., VAR, LOC: National Australia Bank, 3.23%, 06/07/06	2,700
14,400	Series D, Rev., VAR, LOC: National Australia Bank, 3.23%, 06/03/06	14,400
8,815	Series PT-749, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 2.85%, 06/06/06	8,815
11,600	Emmaus General Authority, Loan Project, Series A, Rev., VAR, FSA, 3.45%, 06/01/06	11,600
4,040	Erie County Hospital Authority, Series PT-820, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/06/06	4,040
5,000	Harrisburg Authority, Water, Series A, Rev., VAR, FGIC, 3.52%, 06/01/06	5,000
9,475	Luzerne County IDA, Series ROCS-RR-II-R-93, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.51%, 06/01/06	9,475
13,330	Montgomery County IDA, PCR, Exelon Corp., Rev., VAR, LOC: Wachovia Bank N.A., 3.24%, 06/07/06	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manor Apartments Project
4,710	Series A, Rev., VAR, LIQ: FNMA, 3.42%, 06/03/06	4,710
1,900	Series T-2, Rev., VAR, LIQ: FNMA, 3.42%, 06/03/06	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VAR, LIQ: FNMA, 3.42%, 06/03/06	10,000
9,890	Municipal Securities Trust Certificates, Series 2001-9022, Class A, Rev., VAR, FSA, LOC: Bear Stearns Capital Markets, 3.24%, 06/06/06	9,890
6,400	Northampton County Higher Education Authority, Lafayette College, Series A, Rev., VAR, 3.42%, 06/07/06	6,400
7,000	North Wales Water Authority, Rev., VAR, FSA, 3.45%, 06/04/06	7,000
37,000	Octorara Area School District, GO, VAR, FSA, ST AID WITHHLDG, 3.47%, 06/07/06	37,000
7,600	Pennsylvania Convention Center Authority, Series PT-1224, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.50%, 06/07/06	7,600
3,475	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.27%, 06/07/06	3,475
	Pennsylvania Higher Education Assistance Agency, Student Loan
10,500	Series B, Rev., VAR, AMBAC, GTD STD LNS, 3.23%, 06/06/06	10,500
13,250	Series C, Rev., VAR, AMBAC, 3.23%, 06/03/06	13,250
3,800	Pennsylvania Higher Educational Facilties Authority, Philadelphia University, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.42%, 06/07/06	3,800
	Pennsylvania Housing Finance Agency, Single Family Mortgage
5,730	Series 83-B, Rev., VAR, AMT, 3.22%, 06/02/06	5,730
19,865	Series 85-B, Rev., VAR, 3.22%, 06/02/06	19,865
17,000	Series 85-C, Rev., VAR, 3.22%, 06/02/06	17,000
12,800	Series 86-B, Rev., VAR, 3.23%, 06/02/06	12,800
12,055	Series 87-B, Rev., VAR, AMT, 3.22%, 06/03/06	12,055
1,820	Series 90-C, Rev., VAR, AMT, 3.22%, 06/03/06	1,820
9,630	Pennsylvania Intergovernmental Cooperative Authority, Series SG-67, Rev., VAR, FGIC, LIQ: Societe Generale, 3.50%, 06/04/06	9,630
	Pennsylvania Turnpike Commission
12,300	Series A-3, Rev., VAR, 3.23%, 06/06/06	12,300
6,300	Series B, Rev., VAR, 3.47%, 06/06/06	6,300
12,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health, Series C, Rev., VAR, MBIA, LOC: PNC Bank N.A., 3.45%, 06/02/06	12,000
	Sayre Health Care Facilities Authority, Pennsylvania Capital Financing Project
945	Series F, Rev., VAR, AMBAC, 3.23%, 06/07/06	945
11,000	Series M, Rev., VAR, AMBAC, 3.27%, 06/07/06	11,000
10,000	Southcentral General Authority, Rev., VAR, AMBAC, CNTY GTD, 3.52%, 06/05/06	10,000
3,865	Southcentral General Authority, Wellspan Health Obligation, Series B, Rev., VAR, AMBAC, 3.21%, 06/07/06	3,865
15,000	University of Pittsburgh, University Capital Project, Commonwealth System of Higher Education, Series B, Rev., VAR, 3.20%, 06/06/06	15,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements, Sub Series 96-C, Rev., VAR, FSA, 3.48%, 06/05/06	3,700

		551,949

	Puerto Rico — 0.1%
150	Puerto Rico Highway & Transportation Authority, Series PA-472, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.46%, 06/01/06	150
8,130	Puerto Rico Infrastructure Financing Authority, Series 2, VAR, SO, LIQ: Bank of New York, 3.55%, 06/04/06	8,130

		8,280

	Rhode Island — 0.7%
9,600	Narragansett Bay Commission, Wastewater System, Series A, Rev., VAR, MBIA, 3.20%, 06/06/06	9,600
5,815	Rhode Island Clean Water Finance Agency, PCR, Series PT-1535, Rev., VAR, 3.51%, 06/06/06	5,815
3,685	Rhode Island Health & Educational Building Corp., Series PT-2253, Rev., 3.51%, 06/04/06	3,685
30,000	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VAR, 3.45%, 06/05/06	30,000
2,000	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VAR, LOC: Bank of America N.A., 3.22%, 06/06/06	2,000
6,400	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VAR, LOC: Bank of America N.A., 3.22%, 06/01/06	6,400
13,710	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VAR, LIQ: Bank of America N.A., 3.20%, 06/05/06	13,710
9,000	Rhode Island State & Providence Plantations, Series 720, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.50%, 06/01/06	9,000
4,530	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VAR, 3.20%, 06/06/06	4,530
8,285	State of Rhode Island, Series PT-1589, COP, VAR, MBIA, 3.51%, 06/06/06	8,285

		93,025

	South Carolina — 1.4%
16,335	ABN Amro Munitops Certificate Trust, Series 2004-27, Rev., VAR, FGIC, 3.51%, 06/07/06	16,335
3,000	Cherokee County, IDB, Oshkosh Truck Project, Rev., VAR, LOC: Bank of America N.A., 3.34%, 06/02/06	3,000
11,000	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., VAR, 3.47%, 06/05/06	11,000
9,975	City of North Charleston, Tax Increment, Noisette Community Redevelopment Project, Rev., VAR, 3.29%, 06/07/06	9,975
350	Greenville County School District, Series 982, Rev., VAR, 3.50%, 06/07/06	350
5	Greenville County School District, UBS Municipal Floating Rate Certificate, Series 2, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.50%, 06/01/06	5
	Greenville Hospital System Board
13,100	Series B, Rev., VAR, AMBAC, 3.44%, 06/01/06	13,100
10,000	Series C, Rev., VAR, AMBAC, 3.44%, 06/01/06	10,000
	Piedmont Municipal Power Agency, Electric
10,100	Series C, Rev., VAR, MBIA, 3.20%, 06/05/06	10,100
28,250	Sub Series B-4, Rev., VAR, MBIA, 3.28%, 06/03/06	28,250
32,825	Sub Series B-5, Rev., VAR, MBIA, 3.20%, 06/02/06	32,825
19,600	Sub Series B-6, Rev., VAR, MBIA, 3.18%, 06/07/06	19,600
2,720	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VAR, LOC: Bank of America N.A., 3.52%, 06/01/06	2,720
1,200	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VAR, LOC: Bank of America N.A., 3.57%, 06/02/06	1,200
10,205	South Carolina Jobs & EDA, Medical University Facilities Corp. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 06/05/06	10,205
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VAR, LOC: Bank of New York, 3.30%, 06/05/06	4,600
5,550	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VAR, LOC: Bank of America, 3.27%, 06/05/06	5,550
1,950	South Carolina Jobs & EDA, Valley Proteins, Inc., Project, Rev., VAR, LOC: U.S. Bank N.A., 3.53%, 06/03/06	1,950
2,145	South Carolina State Housing Finance & Development Authority, Reference Rent Housing Greenville, Series A, Rev., VAR, LIQ: FHLMC, 3.48%, 06/06/06	2,145
5,235	South Carolina State Public Service Authority, Series PT-1525, Rev., VAR, FSA, 3.51%, 06/07/06	5,235
6,000	State of South Carolina, Series PT-1225, Rev., VAR, 3.49%, 06/03/06	6,000

		194,145

	South Dakota — 0.3%
	South Dakota Housing Development Authority
10,500	Series C-1, Rev., VAR, 3.45%, 06/03/06	10,500
5,000	Series F, Rev., VAR, 3.50%, 06/03/06	5,000

JPMorgan Tax Free Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,000	Series G, Rev., VAR, 3.27%, 06/04/06	5,000
23,400	Series I, Rev., VAR, 3.30%, 06/03/06	23,400

		43,900

	Tennessee — 2.4%
5,000	ABN Amro Munitops Certificate Trust, Multi-State, Series 2002-25, GO, VAR, MBIA, 3.50%, 06/06/06	5,000
	Blount County Public Building Authority, Local Government Public Improvement
20,675	Series A-4-A, Rev., VAR, AMBAC, 3.59%, 06/01/06	20,675
5,400	Series A-8-A, Rev., VAR, AMBAC, 3.48%, 06/06/06	5,400
2,700	Series A-8-B, Rev., VAR, AMBAC, 3.48%, 06/06/06	2,700
1,000	Series D-3-A, Rev., VAR, MUNI GOVT GTD, 3.59%, 06/01/06	1,000
8,860	City of Memphis, Series RR-II-6033, GO, VAR, MBIA, LIQ: Citibank N.A., 3.51%, 06/02/06	8,860
100	City of South Pittsburg, IDB, Lodge Manufacturing Co. Project, Rev., VAR, LOC: Suntrust Bank, 3.52%, 06/07/06	100
6,315	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/05/06	6,315
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.52%, 06/07/06	3,000
12,995	Johnson City Health & Educational Facilities Board, Series PT-922, Rev., VAR, 3.54%, 06/01/06	12,995
8,100	Loudon IDB, A.E. Staley Manufacturing Co. Project Rev., VAR, LOC: Wachovia Bank of North Carolina, 3.48%, 06/04/06	8,100
14,475	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Project, Rev., VAR, MBIA, LIQ: FHLMC, 3.47%, 06/03/06	14,475
	Metropolitan Government Nashville & Davidson County
60,805	Series A, GO, VAR, 3.60%, 06/15/06	60,805
2,430	Series PT-1526, Rev., VAR, AMBAC, 3.51%, 06/06/06	2,430
	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Ascension Health Credit
12,250	Series B-1, Rev., VAR, 2.83%, 11/01/06	12,250
23,250	Series B-2, Rev., VAR, 3.45%, 11/01/06	23,250
10,800	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Belmont University Project, Rev., VAR, LOC: Suntrust Bank, 3.21%, 06/07/06	10,800
14,400	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Vanderbilt University, Series B, Rev., VAR, 3.45%, 06/01/06	14,400
2,500	Metropolitan Government Nashville & Davidson County, IDB, Country Music Hall of Fame, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/06/06	2,500
3,015	Metropolitan Government Nashville & Davidson County, IDB, L&S LLC Project, Rev., VAR, LOC: Bank of New York, 3.55%, 03/01/26	3,015
	Montgomery County Public Building Authority, Tennessee County Loan Pool
44,625	Rev., VAR, LOC: Bank of America N.A., 3.58%, 06/01/06	44,625
6,575	Montgomery County Public Building Authority, Pooled Financing, Montgomery County Loan Pool, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/05/06	6,575
	Sevier County Public Building Authority, Local Government Public Improvement
1,500	Series II-A-1, Rev., VAR, AMBAC, 3.48%, 06/06/06	1,500
2,500	Series II-A-2, Rev., VAR, AMBAC, 3.48%, 06/06/06	2,500
6,000	Series II-C-2, Rev., VAR, AMBAC, 3.48%, 06/07/06	6,000
895	Series II-D-3, Rev., VAR, AMBAC, 3.48%, 06/04/06	895
3,000	Series III-B-3, Rev., VAR, AMBAC, 3.48%, 06/06/06	3,000
8,800	Series III-C-5, Rev., VAR, AMBAC, 3.48%, 06/06/06	8,800
1,600	Series III-D-3, Rev., VAR, AMBAC, 3.48%, 06/05/06	1,600
2,500	Series III-E-3, Rev., VAR, AMBAC, 3.48%, 06/01/06
	LIQ: Landesbank Hessen-Thueringen, 3.48%, 06/07/06	2,500
3,000	Series VI-C-4, Rev., VAR, AMBAC, 3.60%, 06/01/06	3,000
1,200	Series VI-D-4, Rev., VAR, AMBAC, MUNI GOVT GTD, 3.60%, 06/01/06	1,200
2,875	Series VI-E-4, Rev., VAR, AMBAC, MUNI GOVT GTD, 3.60%, 06/01/06	2,875
20,000	Shelby County Health Educational & Housing Facilities Board, Series PA-1277, Rev., VAR, 3.52%, 06/06/06	20,000
5,075	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Series PA-1277, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/05/06	5,075

		328,215

	Texas — 11.5%
	ABN Amro Munitops Certificate Trust
18,990	Series 2000-11, VAR, PSF-GTD, 3.52%, 06/07/06 (e)	18,990
17,990	Series 2005-45, Rev., VAR, 3.47%, 06/04/06	17,990
39,550	Aldine Independent School District, School Buildings, GO, VAR, PSF-GTD, 2.75%, 06/15/06	39,550
7,545	Alief Independent School District, Series PT-2767, GO, VAR, PSF-GTD, 3.51%, 06/05/06	7,545
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VAR, LIQ: FNMA, 3.22%, 06/02/06	9,100
	Brazos River Authority, PCR
11,700	Series D-1, Rev., VAR, LOC: Wachovia Bank N.A., 3.28%, 06/05/06	11,700
6,545	Series PT-679, Rev., VAR, MBIA, 3.50%, 06/06/06	6,545
	Brazos River Habor Navigation District, Brazoria County Environmental,
4,200	Merey Sweeny LP Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.60%, 06/01/06	4,200

JPMorgan Tax Free Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,295	Carroll Independent School District, Series PT-2744, GO, VAR, PSF-GTD, LIQ: Merrill Lynch Capital Markets, 3.51%, 06/05/06	7,295
48,890	City of Austin, Hotel Occupancy Tax, Rev., VAR, CIFG, 3.54%, 06/01/06	48,890
14,575	City of Austin, Water & Wastewater, Merlot, Series LLL, Rev., VAR, MBIA, 3.27%, 06/07/06	14,575
13,220	City of El Paso, Water & Sewer, Series PT-2676, Rev., VAR, AMBAC, 3.51%, 06/01/06	13,220
	City of Houston
9,590	Series 29, GO, VAR, MBIA, LIQ: BNP Paribas, 3.50%, 06/01/06	9,590
15,070	Series PT-2225, Rev., VAR, FSA, 3.51%, 06/07/06	15,070
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VAR, FSA, LIQ: Societe Generale, 3.51%, 06/04/06	17,500
11,000	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VAR, AMT, INS: FSA, 3.27%, 06/07/06	11,000
78,900	City of Katy, Independent School District, CSH Building, Series C, GO, VAR, PSF-GTD, 3.47%, 06/07/06	78,900
20,000	City of Red River, Higher Education, Texas Christian, Rev., VAR, 3.25%, 06/02/06	20,000
12,035	City of Richardson, Refinancing & Improvement, GO, VAR, 2.76%, 06/15/06	12,035
3,000	City of San Antonio, Drain Utilities, Series 1089, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/05/06	3,000
	City of San Antonio, Electric & Gas
11,000	Rev., VAR, 3.31%, 06/05/06	11,000
10,550	Series PT-1498, Rev., VAR, 3.52%, 06/03/06	10,550
11,190	Series SG-101, GO, LOC: Societe Generale, 3.50%, 06/06/06	11,190
9,540	Series SGA-105, GO, LOC: Societe Generale, 3.50%, 06/04/06	9,540
10,315	Series SGA-48, Rev., VAR, 3.26%, 06/03/06	10,315
6,435	City of San Antonio, Water, Series SG-159, Rev., VAR, FSA, 3.50%, 06/02/06	6,435
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bend Apartments Project, Rev., VAR, LIQ: FNMA, 3.20%, 06/15/06	8,719
20,605	Crawford Education Facilities Corp., Higher Education, Southwestern University Project, Series B, Rev., VAR, 3.43%, 06/05/06	20,605
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project, Rev., VAR, 3.51%, 06/02/06	5,000
600	Dallas-Fort Worth Regional Airport, Municipal Securities Trust Receipts, Series SGA-49, Rev., VAR, MBIA, 3.58%, 06/01/06	600
11,340	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VAR, AMBAC, 3.50%, 08/15/06	11,340
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VAR, LOC: State Street Bank &Trust Co., 3.51%, 06/06/06	5,000
39,350	Greater Texas Student Loan Corp. Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.51%, 06/03/06	39,350
5,000	Harlandale Independent School District, Municiple Securities Trust Receipts, Series SGA-100, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.26%, 06/02/06	5,000
2,900	Harris County, Series RR-II-R-1029, Rev., VAR, FSA, LIQ: Salomon Smith Barney, 3.51%, 06/02/06	2,900
9,665	Harris County Health Facilities Development Authority, Series PT-2350, Rev., VAR, 3.49%, 06/03/06	9,665
5,600	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VAR, LOC: Suntrust Bank N.A., 3.47%, 06/03/06	5,600
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VAR, 3.50%, 06/07/06	29,245
28,890	Houston Independent School District, Series ROCS-RR-II-R-408, GO, VAR, PSF GTD, 3.50%, 06/07/06	28,890
11,270	Hurst-Euless-Bedford Independent School District, Floating Rate Receipts, Series SG-98, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.50%, 06/02/06	11,270
1,300	Keller Independent School District, Municipal Securities Trust Receipts, Series SGA-111, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.58%, 06/01/06	1,300
21,500	Lamar Consolidated Independent School District, School House, GO, VAR, PSF-GTD, 3.01%, 12/15/06	21,500
5,750	Leander Independent School District, Series RR-II-R-2143, GO, VAR, PSF-GTD, LIQ: Citigroup Global Markets, 3.51%, 06/06/06	5,750
	Lower Colorado River Authority,
19,425	Series PA-590, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.51%, 06/05/06	19,425
3,610	Series PT-1523, Rev., VAR, MBIA, 3.51%, 06/01/06	3,610
	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, ExxonMobil Project
3,600	Series A, Rev., VAR, 3.50%, 06/01/06	3,600
500	Series A-2, Rev., VAR, 3.50%, 06/01/06	500
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.26%, 06/01/06 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.26%, 06/02/06	5,290

JPMorgan Tax Free Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

9,995	Municipal Securities Trust Certificates Series 2006-260, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.32%, 06/05/06	9,995
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.50%, 06/01/06	17,050
7,830	North Central Texas Health Facility Development Corp., Series PT-1411, Rev., VAR, AMBAC, 3.51%, 06/01/06	7,830
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.50%, 06/01/06	20,000
	North Texas Higher Education Authority
13,000	Series A, Rev., VAR, AMT, AMBAC, 3.25%, 06/07/06	13,000
10,100	Series A, Rev., VAR, AMBAC, 3.25%, 06/06/06	10,100
10,000	Series A, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.25%, 06/06/06	10,000
9,000	Series C, Rev., VAR, AMBAC, 3.25%, 06/05/06	9,000
3,300	Panhandle-Plains Higher Education Authority, Inc., Student Loan, Series B, Rev., VAR, MBIA, 3.27%, 06/05/06	3,300
18,500	Pasadena Independent School District, Series A, GO, VAR, PSF-GTD, 3.47%, 06/01/06	18,500
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.26%, 06/02/06	11,735
10,000	Rockwall Independent School District, GO, PSF-GTD, 6.45%, 11/02/06	10,118
9,000	Schertz-Seguin Local Government Corp., Texas Contract, Floating Rate Certificates, Series SG-151, Rev., VAR, FSA, LIQ: Societe Generale, 3.69%, 06/01/06	9,000
135	Southeast Texas Housing Finance Corp., Single Family Mortgage, Series 938, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.53%, 06/01/06	135
7,400	Southwest Independent School District, Spears, Series DB-142, GO, VAR, PSF-GTD, LIQ: Deutsche Bank, 3.50%, 06/05/06	7,400
	State of Texas
43,585	Series B, GO, VAR, 3.17%, 06/02/06	43,585
38,675	Series PA-1306, GO, VAR, 3.51%, 06/03/06	38,675
12,655	State of Texas Affordable Housing Corp., Floater Certificates, Series 1315, Rev., VAR, MBIA, 3.57%, 09/01/06	12,655
9,970	State of Texas, Floating Rate Certificates, Series SG-152, GO, VAR, LIQ: Societe Generale, 3.69%, 06/01/06	9,970
414,630	State of Texas, Tax & Lease RAN, GO, 4.50%, 08/31/06	415,957
	State of Texas, Veteran’s Housing Assistance
3,810	Series A-1, GO, VAR, LIQ: Texas State Treasurer, 3.36%, 06/06/06	3,810
14,420	Series II-B, GO, VAR, 3.28%, 06/07/06	14,420
24,415	State of Texas, Veterans Housing Assistance Fund I, GO, VAR, VA GTD, 3.21%, 06/07/06	24,415
	State of Texas Veterans Housing Assistance Fund II
8,670	Series A, GO, VAR, 3.27%, 06/05/06	8,670
13,000	Series A-2, GO, VAR, LIQ: Texas Public Accounts, 3.27%, 06/02/06	13,000
7,875	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VAR, LIQ; FNMA COLL AGMT, 3.25%, 06/05/06	7,875
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VAR, LIQ: Fannie Mae, 3.53%, 06/04/06	5,000
10,250	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Rev., VAR, LIQ: FHLMC, 3.53%, 06/05/06	10,250
10,100	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series B, Rev., VAR, FSA, 3.25%, 06/07/06	10,100
11,000	Texas Municipal Gas Corp., Rev., VAR, FSA, 3.21%, 06/05/06	11,000
62,635	Texas Small Business Industrial Development Corp., Rev., VAR, LOC: Bank of America N.A., 3.31%, 06/07/06	62,635
1,075	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VAR, LIQ: FHLMC, 3.30%, 06/05/06	1,075
7,975	Travis County, Floating Rate Receipts, Series PT-2644, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.49%, 06/01/06	7,975
5,540	Trinity River Authority, RR-II-R-2006, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.51%, 06/02/06	5,540
	University of Texas
5,255	Series 2003-19, Rev., VAR, LIQ: BNP Paribas, 3.49%, 06/04/06	5,255
9,055	Series PA-1194, Rev., VAR, 3.49%, 06/04/06	9,055
25,695	University of Texas, Permanent University Fund, Series 1268, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.50%, 07/01/06	25,695
8,350	Victoria County Texas, Hospital, Series 959, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/03/06	8,350
6,000	West Harris County Regional Water Authority, Municipal Securities Trust Receipts, Series SGA-148, Rev., VAR, MBIA, LIQ: Societe Generale, 3.26%, 06/06/06	6,000

		1,593,464

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Utah — 1.7%
20,000	Central Utah Water Conservancy District, Series B, GO, VAR, AMBAC, 3.23%, 06/07/06	20,000
20,000	Davis County School District, GO, TAN, 4.00%, 06/30/06	20,020
	Intermountain Power Agency, Power Supply
12,330	Series E, Rev., VAR, AMBAC, 3.21%, 06/01/06	12,330
33,200	Sub Series A, Rev., VAR, FGIC, 3.15%, 06/05/06	33,200
7,800	Murray City Hospital, IHC Health Services, Inc., Series D, Rev., VAR, 3.55%, 06/01/06	7,800
5,205	Salt Lake City Municipal Building Authority, Series PT-1744, Rev., VAR, AMBAC, 3.51%, 06/06/06	5,205
28,560	University of Utah, Floating Rate Trust Receipts Series N-15, Regulation D, Rev., VAR, MBIA, 3.28%, 06/03/06	28,560
	Utah Housing Corp., Single Family Mortgage
1,440	Series B, Class I, Rev., VAR, 3.33%, 06/05/06	1,440
12,500	Series E, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.33%, 06/03/06	12,500
11,715	Series E-2, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.33%, 06/03/06	11,715
8,905	Series F, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.33%, 06/01/06	8,905
6,995	Utah Housing Corp., Single-Family Mortgage, Series E-1, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.33%, 06/05/06	6,995
	Utah Housing Finance Agency, Single Family Mortgage
4,800	Series C-1, Class 1, Rev., VAR, AMBAC, 3.33%, 06/06/06	4,800
6,510	Series D-1, Rev., VAR, 3.33%, 06/05/06	6,510
4,105	Series E-1, Rev., VAR, LIQ: Bayerische Landesbank, 3.33%, 06/05/06	4,105
4,935	Series F-2, Class I, Rev., VAR, 3.33%, 06/05/06	4,935
20,000	Utah State Board of Regents, Series W, Rev., VAR, AMBAC, GTD STD LNS, 3.25%, 06/04/06	20,000
26,500	Weber County, IHC Health Services, Series A, Rev., VAR, 3.38%, 06/01/06	26,500

		235,520

	Vermont — 0.4%
5,970	Vermont Educational & Health Buildings Financing Agency, Johnsbury Academy Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.48%, 06/01/06	5,970
	Vermont Educational & Health Buildings Financing Agency, Hospital, VHA New England
5,900	Series D, Rev., VAR, AMBAC, 3.23%, 06/07/06	5,900
8,300	Series G, Rev., VAR, AMBAC, 3.27%, 06/05/06	8,300
	Vermont Housing Finance Agency
10,515	Series 21, Rev., VAR, AMT, FSA, 3.25%, 06/04/06	10,515
11,200	Series 22, Rev., VAR, AMT, FSA, 3.25%, 06/06/06	11,200
	Vermont Student Assistance Corp.
5,000	Rev., VAR, GTD STD LNS, LOC: State Street Bank & Trust Co, 3.75%, 06/04/06	5,000
10,000	Series QQ, Rev., VAR, AMT, AMBAC, GTD STD LNS, 3.25%, 06/01/06	10,000

		56,885

	Virginia — 0.9%
8,350	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/04/06	8,350
8,000	Cheasepeake Hospital Authoritym Hospital Facilities, Cheasepeake General Hospital, Series A, Rev., VAR, LOC: Suntrust Bank, 3.22%, 06/07/06	8,000
17,955	Clipper Tax Exempt Trust, Series 2005-38, Rev., VAR, 3.51%, 06/01/06	17,955
9,000	James City County IDA, Housing Chambrel Project, Rev., VAR, LIQ: FNMA, 3.48%, 06/04/06	9,000
21,905	Loudoun County IDA, Howard Hughes Medical, Series D, Rev., VAR, 3.28%, 06/06/06	21,905
645	Montgomery County IDA, Virginial Tech Foundation, Rev., VAR, LIQ: Bank of America N.A., 3.58%, 06/01/06	645
5,000	University of Virginia, Series 20060017, Class A, Rev., VAR, LIQ; Citibank N.A., 3.51%, 06/01/06	5,000
	Virginia Commonwealth Transportation Board
5,731	Series 727, Rev., VAR, LIQ: Morgan Stanly Dean Witter, 3.50%, 06/01/06	5,730
23,590	Series SG-137, Rev., VAR, LIQ: Societe Generale, 3.49%, 06/07/06	23,590
13,300	Virginia Public Building Authority, Series D, Rev., VAR, 3.45%, 06/06/06	13,300
4,930	Virginia Public School Authority, RR-II-R-4050, Rev., VAR, ST AID WITHHLDG, LIQ: Citigroup Global Markets, 3.51%, 06/04/06	4,930
5,415	Virginia Resources Authority, Infrastructure, RR-II-R-249, Rev., VAR, LIQ: Citibank N.A., 3.51%, 06/03/06	5,415

		123,820

	Washington — 2.2%
13,040	AMB Amro Munitops Certificate Trust, Series 2005-51, GO, VAR, FSA, 3.52%, 06/04/06	13,040
4,970	Central Puget Sound Regional Transportation Authority, Series ROCS-RR-II-R-7004, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.45%, 08/01/06	4,970
7,230	Central Washington University, Series PT-2251, Rev., VAR, FGIC, 3.51%, 06/05/06	7,230
11,810	City of Seattle, Municipal Light & Power, Series PT-1421, Rev., VAR, FSA, 3.51%, 06/04/06	11,810
4,000	Seattle Municipal Securities Trust Receipts, Series SGA-142, GO, VAR, LIQ: Societe Generale, 3.26%, 06/05/06	4,000
11,185	City of Tacoma, Electric Systems, Series PT-1404, Rev., VAR, AMBAC, 3.51%, 06/05/06	11,185

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	Clark County Public Utility District No. 1, Municipal Securities Trust Receipts, Series SGA-118, Rev., VAR, FSA, LIQ: Societe Generale, 3.58%, 06/01/06	1,500
	Eclipse Funding Trust
15,545	Series 2005-001, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.50%, 06/04/06	15,545
11,000	Series 2006-0009, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.50%, 07/01/06	11,000
6,995	Energy Northwest Electric, Series PT-734, Rev., VAR, MBIA, 3.50%, 06/06/06	6,995
	King County
11,045	Series PT-2170, GO, VAR, AMBAC, 3.51%, 06/07/06	11,045
5,285	Series RR-II-R-1028, GO, VAR, FSA, LIQ: Salomon Smith Barney, 3.51%, 06/04/06	5,285
	King County, Sewer
12,000	Series 1200, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.50%, 06/04/06	12,000
8,590	Series 2003-30, Rev., VAR, FSA, LIQ: BNP Paribas, 3.50%, 06/01/06	8,590
10,145	Pierce County School District No. 10 Tacoma, Series PT-2918, GO, VAR, FSA, SCH BD GTY, 3.51%, 06/01/06	10,145
	Port of Seattle
8,000	Rev., VAR, AMT, LOC: Fortis Bank S.A., 3.25%, 06/07/06	8,000
15,000	Series D, GO, VAR, 3.10%, 01/15/07	15,000
4,430	Series PT-728, Rev., VAR, FGIC, 3.54%, 06/06/06	4,430
6,120	Series PT-2171, Rev., VAR, FGIC, 3.54%, 06/02/06	6,120
995	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VAR, LOC: U.S. Bank of Washington, 3.52%, 06/07/06	995
9,875	Skagit County Public Hospital District No. 1, RR-II-R-2126, GO, VAR, MBIA, LIQ: Citigroup Global Markets, 3.51%, 06/07/06	9,875
6,085	Skagit County Public Hospital District No. 2, Series PT-2410, GO, VAR, MBIA, 3.51%, 06/07/06	6,085
12,300	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VAR, LOC: Bank Of America, 3.24%, 06/07/06	12,300
3,900	Snohomish County Public Utility District No. 1, Series A-2, Rev., VAR, FSA, 3.22%, 06/04/06	3,900
16,600	Snohomish County Public Utility District No.1, Generation Systems, Series A, Rev., VAR, FSA, 3.22%, 06/02/06	16,600
44,000	Washington State Housing Finance Commission, Single Family Program, Rev., AMT, 3.32%, 02/01/07	44,000
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.55%, 06/07/06	2,545
300	Washington State Housing Finance Commission, Non-Profit Housing, Rockwood Retirement Program, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.58%, 06/01/06	300
2,840	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VAR, LOC: Bank of America N.A., 3.47%, 06/02/06	2,840
18,070	Washington State Public Power Supply System, Project No. 2, Electric, Series 2A-1, Rev., VAR, MBIA, 3.21%, 06/07/06	18,070
14,055	Washington State Public Power Supply System, Project No. 3, Electric, Series 3A, Rev., VAR, MBIA, 3.25%, 06/07/06	14,055

		299,455

	West Virginia — 0.4%
3,000	Municipal Securities Trust Certificates, Series 9026, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.26%, 06/05/06	3,000
3,210	West Virginia Economic Development Authority, IDR, Gemark Services, Rev., VAR, LOC: Bank of New York, 3.53%, 06/07/06	3,210
5,765	West Virginia State Building Commission, Series PA-520, 3.52%, 06/01/06	5,765
	West Virginia State Hospial Finance Authority, VHA Mid-Atlantic
4,000	Series C, Rev., VAR, AMBAC, 3.23%, 06/03/06	4,000
5,700	Series D, Rev., VAR, AMBAC, 3.23%, 06/04/06	5,700
5,000	Series E, Rev., VAR, AMBAC, 3.23%, 06/06/06	5,000
9,200	Series G, Rev., VAR, AMBAC, 3.27%, 06/06/06	9,200
7,100	Series H, Rev., VAR, AMBAC, 3.27%, 06/01/06	7,100
9,670	West Virginia State Parkways Economic Development & Tourism Authority, Rev., VAR, FGIC, 3.21%, 06/07/06	9,670

		52,645

	Wisconsin — 1.3%
	Dane County
6,930	Series RR-II-R-2003, GO, VAR, LIQ: Salomon Smith Barney, 3.43%, 06/01/06	6,930
5,775	Series RR-II-R-4504, GO, VAR, LIQ: Citigroup Global Markets, 3.43%, 06/01/06	5,775
	Wisconsin Housing & EDA
3,800	Series D, Rev., VAR, MBIA, LIQ: FHLB, 3.29%, 06/05/06	3,800
3,385	Series E, Rev., VAR, MBIA, LIQ: FHLB, 3.29%, 06/05/06	3,385
5,225	Series F, Rev., VAR, MBIA, LIQ: FHLB, 3.29%, 06/05/06	5,225
4,145	Series G, Rev., VAR, MBIA, LIQ: FHLB, 3.29%, 06/05/06	4,145
17,745	Series H, Rev., VAR, MBIA, LIQ: FHLB, 3.29%, 06/05/06	17,745
5,135	Series I, Rev., VAR, MBIA, LIQ: FHLB, 3.25%, 06/05/06	5,135
	Wisconsin Housing & EDA, Home Ownership
20,000	Series A, Rev., VAR, 3.30%, 06/01/06	20,000
4,000	Series A, Rev., VAR, 3.30%, 06/05/06	4,000
15,020	Series A, Rev., VAR, 3.50%, 06/07/06	15,020
16,035	Series A, Rev., VAR, 3.28%, 06/07/06	16,035
6,850	Series C, Rev., VAR, 3.30%, 06/05/06	6,850
3,405	Series E, Rev., VAR, FSA, 3.23%, 06/03/06	3,405
8,170	Series E, Rev., VAR, 3.28%, 06/074/06	8,170

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

47,900	Wisconsin State Health & Educational Facilities Authority, Series B, Rev., VAR, AMBAC, 3.46%, 06/07/06	47,900
10,000	Wisconsin State Health & Educational Facilities Authority, University of Wisconsin Medical Foundation, Rev., VAR, LOC: Lasalle Bank N.A., 3.28%, 06/07/06	10,000

183,520

Wyoming — 0.5%
Campbell County, Two Electric Power Generation
15,000	Rev., VAR, 3.55%, 06/01/06	15,000
30,000	Rev., VAR, 3.55%, 12/01/06	30,000
Lincoln County, PCR, Exxon Project
13,400	Series A, Rev., VAR, 3.51%, 06/01/06	13,400
5,945	Series C, Rev., VAR, 3.46%, 06/01/06	5,945
1,000	Sublette County, PCR, Seires B, Rev., VAR, 3.55%, 06/01/06	1,000
350	Uinta County, PCR, Chevron USA, Inc., Project, Rev., VAR, 3.54%, 06/01/06	350
3,900	Wyoming Community Development Authority, Series 3, Rev., VAR, 3.30%, 06/06/06	3,900

69,595

	Total Municipal Bonds (Cost $12,809,118)	12,809,118

Total Investments — 99.7%
	(Cost $13,847,020) *	13,847,020
	Other Assets in Excess of Liabilities — 0.3%	35,408

	Net Assets — 100.0%	$13,882,428

Percentages indicated are based on net assets.

Abbreviations:

* The cost of securities is substantially the same for federal income tax purposes

(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g) Amount rounds to less than 0.1%.
(m) All or portion of this security is segregated for current or potential of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ACES	Auction Rate Securities
AGMT	Agreement
AGY	Agency
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
BNY	Bank of New York
CIFG	Assurance North America, Inc.
CNTY GTD	County Guaranteed
COLL	Collateral
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local Tax Exempt securities.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FNMA COLL	FNMA Collateral
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD STD LNS	Guaranteed Student Loans
HUD	Housing and Urban Development
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDR	Industrial Development Revenue
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
MUNI GOVT GTD	Municipal Government Guaranteed
PCR	Pollution Control Revenue
PRIV MTGS	Private Mortgages
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SCH BD GTY	School Bond Guarantee
SO	Special Obligation
SPI	Securities Purchase, Inc.
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
TAN	Tax Anticipation Note
TAW	Tax Anticipation Warrant
TCR	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VA	Veterans Administration
VA GTD	Veterans Administration Guaranteed
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.
XLCA	XL Capital Assurance
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 15.4%
	California — 15.4%
1,400	California Infrastructure Economic Development Bank, Salvation Army Western Territory, Rev., VAR, LOC: Bank of America N.A., 3.40%, 11/13/06	1,400
	Los Angeles County Metropolitan Transportation Authority
2,000	3.61%, 09/01/06	2,000
3,500	3.63%, 08/01/06	3,500
1,301	Riverside County, Transportation Communications, Series B, Rev., VAR, LOC: Bank of America N.A., 3.58%, 07/12/06	1,301
2,000	San Diego County, 3.46%, 08/01/06	2,000
4,000	San Gabriel Valley Government, 3.45%, 06/01/06	4,000
3,000	San Jose Financing Authority, 3.61%, 07/31/06	3,000
	State of California
4,000	3.40%, 07/13/06	4,000
1,500	3.45%, 06/01/06	1,500
3,000	3.60%, 06/02/06	3,000
1,500	3.60%, 06/07/06	1,500
1,960	University of California, 3.64%, 06/02/06	1,960

	Total Commercial Paper (Cost $29,161)	29,161

	Daily Demand Notes — 9.9%
	California — 9.9%
1,150	California Health Facilities Financing Authority, Adventis Health Systems Hospital, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.51%, 06/01/06	1,150
4,275	California Housing Finance Agency, Home Mortgage, Series C, Rev., VAR, AMT, 3.55%, 06/01/06	4,275
2,030	California Housing Finance Agency, Multi-Family Housing, Series A, Rev., VAR, AMT, LIQ: Helaba, 3.60%, 06/01/06	2,030
450	California Pollution Control Financing Authority, Atlantic Richfield Co. Project, Series A, Rev., VAR, 3.54%, 06/01/06	450
1,315	California Rural Home Mortgage Finance Authority, Series A, Rev., VAR, AMT, 3.60%, 06/01/06	1,315
1,950	California State Department of Water Resources, Power Supply, Subseries F-5, Rev., VAR, LOC: Citibank N.A., 3.62%, 06/01/06	1,950
2,000	Los Angeles Department of Airports, Los Angeles International Airport, Series A, Rev., VAR, AMT, LOC: BNP Paribas, 3.64%, 06/01/06	2,000
4,400	Los Angeles Regional Airports Improvement Corp., Rev., VAR, LOC: Societe Generale, 3.64%, 06/01/06	4,400
400	Municipal Securities Trust Certificates, Series 2001-135, Class A, GO, VAR, INS: FGIC, LIQ: Bear Stearns Capital Markets, 3.55%, 06/01/06 (e)	400
800	State of California, Series B, Subseries B-6, GO, VAR, LOC: KBC Bank N.V., 3.50%, 06/01/06	800

	Total Daily Demand Notes (Cost $18,770)	18,770

	Municipal Notes & Bonds — 5.7%
	California — 5.7%
3,000	California School Cash Reserve Program Authority, Series A, Rev., 4.00%, 07/06/06	3,004
2,000	Los Angeles County, Series A, TRAN, Rev., 4.00%, 06/30/06	2,002
5,865	Los Angeles County, California Schools, Series A, TRAN, INS: FSA, 4.00%, 06/30/06	5,867

	Total Municipal Notes & Bonds (Cost $10,873)	10,873

	Weekly Demand Notes — 68.6%
	California — 67.0%
1,000	ABAG Finance Authority for Nonprofit Corps., Arbors Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.16%, 06/04/06	1,000

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	ABAG Finance Authority for Nonprofit Corps., Point Loma Nazarene University, Rev., VAR, LOC: Allied Irish Bank plc, 3.51%, 06/05/06	1,500
800	Alameda County IDA, Scientific Technology Project, Series A, Rev., VAR, AMT, LOC: BNP Paribas, 3.26%, 06/06/06	800
3,760	California Alternative Energy Source Financing Authority, Series B, Rev., VAR, 3.18%, 06/07/06	3,760
150	California Educational Facilities Authority, Stanford University, Series PA-542, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.51%, 06/07/06	150
	California Educational Facilities Authority, University of San Francisco
400	Rev., VAR, LOC: Allied Irish Bank plc, 3.15%, 06/01/06	400
1,000	Rev., VAR, LOC: Allied Irish Bank plc, 3.15%, 06/06/06	1,000
900	California Housing Finance Agency, Series D, Rev., VAR, AMT, FSA, 3.23%, 06/02/06	900
1,175	California Housing Finance Agency, Multi-Family Housing, Series III-G, Rev., VAR, AMT, GO OF AGY, 3.25%, 06/02/06	1,175
1,300	California Pollution Control Financing Authority, Colmac Energy Project, Series A, Rev., VAR, AMT, LOC: Landesbank Hessen-Thueringen, 3.21%, 06/07/06	1,300
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.25%, 06/03/06	1,000
1,080	California Pollution Control Financing Authority, U.S. Borax Inc. Project, Series A, Rev., VAR, LOC: Wachovia Bank of Georgia, 3.43%, 06/02/06	1,080
	California State Department of Water Resources
1,200	Subseries G-2, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.46%, 06/04/06	1,200
1,000	Subseries G-13, Rev., VAR, FGIC, 3.43%, 06/01/06	1,000
1,000	California State Department of Water Resources, Power Supply, EAGLE, Series 2002-6017, Class A, Rev., VAR., AMBAC, LIQ: Citibank N.A., 3.50%, 06/01/06	1,000
4,150	California State, Economic Recovery, Series C-16, Rev., VAR, FSA ST GTD, 3.20%, 06/01/06	4,150
2,800	California Statewide Communities Development Authority, Series J, Rev., VAR, 3.19%, 06/07/06	2,800
800	California Statewide Communities Development Authority, Glen Haven Apartments, Series AA, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 06/06/06	800
	California Statewide Communities Development Authority, Kaiser Permanente
3,700	Series A, Rev., VAR, 3.19%, 06/07/06	3,700
1,000	Series B, Rev., VAR, 3.19%, 06/05/06	1,000
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VAR, LOC: Union Bank of California N.A., 3.49%, 06/06/06	2,000
	Charter Mac Floater Certificate Trust I
2,000	Series CAL-1, Rev., VAR, AMT, MBIA, 3.50%, 06/05/06	2,000
1,800	Series CAL-2, Rev., VAR, AMT, MBIA, 3.50%, 06/05/06	1,800
1,300	City & County of San Francisco, Series PT-3017, GO, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.51%, 06/01/06	1,300
2,399	City of Glendale, Hospital, Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.51%, 06/04/06	2,398
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 06/05/06	2,000
600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VAR, FHLMC, 3.42%, 06/06/06	600
1,000	City of Hesperia, Civic Plaza Financing, COP, VAR, LOC: Bank of America N.A., 3.18%, 06/02/06	1,000
5,420	City of Riverside, Multi-Family, Series MT-186, Rev., VAR, LIQ: Freddie Mac, 3.51%, 06/01/06	5,420
980	City of San Jose, Airport, Series ROC-II-R-2004, Rev., VAR, FSA, LIQ: Citigroup Global Markets, 3.50%, 06/03/06	980
3,925	City of Santa Rosa, Series PZ-43, Rev., VAR, AMBAC, 3.53%, 06/01/06	3,925
3,000	Contra Costa Community College District, Series RR-II-R-548, Class X, GO, VAR, FSA, LIQ: Citibank N.A., 3.50%, 02/01/07	3,000
650	Contra Costa County Housing Authority, Lakeshore, Series C, Rev., VAR, LIQ: Freddie Mac, 3.18%, 06/03/06	650
3,939	Federal Home Loan Mortgage Corp., Multi-Family Certificates, Series M001, Class A, FRN, AMT, 3.57%, 06/05/06	3,939
1,455	Foothill-Eastern Transportation Corridor Agency, Toll Road, Series PZ-92, Rev., VAR, FSA-CR, LIQ: Merrill Lynch Capital Services, 3.53%, 06/04/06	1,455
785	Gardena Financing Agency, Public Parking Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 2.93%, 06/02/06	785
	Golden State Tobacco Securitization Corp.
1,025	Series Z-5, Rev., VAR, TOCS, FSA, LIQ: Goldman Sachs, 3.44%, 06/01/06	1,025
2,010	Series Z-8, Rev., VAR, AMBAC, LIQ: SPL Situations Investing, 3.53%, 06/01/06	2,010
2,100	Hayward Housing Authority, Multi-Family Barrington Hill S.A., Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.19%, 06/06/06	2,100
715	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VAR, LOC: Bank of America N.A., 3.29%, 06/06/06	715

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,470	Kern Water Bank Authority, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.37%, 06/05/06	3,470
2,000	Los Angeles County IDA, Goldberg & Solovy Foods, Rev., VAR, LOC: Union Bank of California, 4.80%, 06/06/06	2,000
2,000	Los Angeles Department of Water & Power, Subseries A, Class 8, Rev., VAR, 3.45%, 06/05/06	2,000
2,000	Los Angeles Harbor Department, Series RR-II-R-559, Rev., VAR, FGIC, MBIA, LIQ: Citibank N.A., 3.53%, 06/01/06	2,000
2,800	Metropolitan Water District of Southern California, Series B, Rev., VAR, 3.40%, 06/05/06	2,800
	Municipal Securities Trust Certificates,
850	Series 2000-96, Class A, GO, VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.21%, 06/05/06 (e)	850
5,905	Series 2006-259, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.32%, 06/07/06	5,905
4,155	Series 3001, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.32%, 06/07/06	4,155
2,000	Series 9042, Class A, GO, VAR, MBIA, LOC: Bear Stearns Capital Markets, 3.22%, 06/06/06 (e)	2,000
1,450	Orange County Apartment Development, Bluffs Apartments, Series C, Rev., VAR, LIQ: Freddie Mac, 3.42%, 06/06/06	1,450
675	Orange County Housing Authority, Multi-Family Apartments, Lantern Pines Project, Rev., VAR, FNMA, LIQ: FNMA, 3.18%, 06/04/06	675
1,000	Orange County Sanitation District, Series 1032, COP, VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.46%, 06/05/06	1,000
875	Riverside County IDA, Merrick Engineering, Inc., Rev., VAR, AMT, LOC: Wells Fargo Bank N.A., 3.28%, 06/06/06	875
3,750	Roseville Electric Systems, Series PT-2938, COP, VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.51%, 06/07/06	3,750
1,540	Sacramento City Financing Authority, TOCS, Series Z-3, Rev., VAR, FGIC, LIQ: Goldman Sachs, 3.44%, 06/01/06	1,540
3,020	San Bernardino County Housing Authority, Montclair Heritage, Series A, Rev., VAR, LOC: California Federal Bank, 3.46%, 06/01/06	3,020
1,000	San Mateo County Board of Education, Series A, COP, VAR, LOC: Allied Irish Bank plc, 3.36%, 06/03/06	1,000
400	Santa Ana Unified School District, COP, VAR, LOC: BNP Paribas, 3.16%, 06/03/06	400
	State of California
3,000	Series FP-3, GO, VAR, LIQ: Lehman Brothers Special Financing, 3.31%, 06/07/06	3,000
3,000	Series PA-1311, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.52%, 06/01/06	3,000
1,250	Series PT-2831, GO, VAR, AMBAC, 3.50%, 06/05/06	1,250
1,050	Series SG-85, GO, VAR, FGIC-TCRS, LIQ: Societe Generale, 3.50%, 06/03/06	1,050
1,000	State of California, Macon Trust, Series N, GO, VAR, AMBAC, 3.48%, 08/01/06	1,000
3,000	State of California, Public Kindergarten, Series A, Class 8, GO, VAR, LOC: Citibank N.A., 3.44%, 06/05/06	3,000
	State of California, Municipal Securities Trust Receipts,
1,025	Class A, GO, VAR, FGIC, LIQ: Societe Generale, 3.50%, 06/03/06	1,025
300	Series SGA 40, GO, VAR, FGIC, 3.22%, 06/04/06	300
1,500	Series SGA 54, GO, VAR, AMBAC, 3.22%, 06/06/06	1,500
300	Series SGA 55, GO, VAR, FGIC, 3.22%, 06/06/06	300
1,070	Southern California Home Financing Authority, Series B, Rev., VAR, LIQ: BNP Paribas, 3.29%, 06/04/06	1,070
2,000	West Contra Costa Unified School District, Series PT-1828, GO, VAR, FGIC, 3.51%, 06/04/06	2,000
780	West Covina Redevelopment Agency, Lakes Public Parking Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.18%, 06/07/06	780

		126,982

	Puerto Rico — 1.6%
500	Puerto Rico Highway & Transportation Authority, Macon Trust, Series 2006-M, Rev., VAR, FGIC, LOC: Bank of America N.A., 3.48%, 06/01/06	500
1,150	Puerto Rico Public Building Authority, TOCS, Series 1, SO, VAR, LIQ: Bank of New York, 3.48%, 06/04/06	1,150
1,300	TICS/TOCS Trust, Series 2001-2, GO, VAR, FSA, LIQ: Bank of New York, 3.48%, 06/06/06	1,300

		2,950

	Total Weekly Demand Notes (Cost $129,932)	129,932

	Total Investments — 99.6% (Cost $188,736)	188,736
	Other Assets in Excess of Liabilities — 0.4%	759

	Net Assets — 100.0%	$189,495

Percentages indicated are based on net assets.

Abbreviations:

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local tax-exempt securities.
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferable Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
FSA ST GTD	Financial Security Assurance State Guaranteed
GO	General Obligation Bond
GO OF AGY	General Obligation of Agency
IDA	Industrial Development Authority
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond
SO	Special Obligation
TICS	Tenants in Common
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 1.1%
	New York — 1.1%
15,000	New York City MTA , 3.50%, 07/05/06 (Cost $15,000)	15,000

	Daily Demand Notes — 2.9%
	New York — 2.9%
1,100	Jay Street Development Corp., Series A-2, Rev., VAR, LOC: Depfa Bank plc, 3.54%, 06/01/06	1,100
200	Municipal Securities Trust Certificates, Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.55%, 06/01/06 (e)	200
	New York City
100	Sub Series A-4, GO, VAR, LOC: Bayerische Landesbank, 3.50%, 06/01/06	100
800	Sub Series A-6, GO, VAR, FSA, 3.50%, 06/01/06	800
2,625	Sub Series B-5, GO, VAR, MBIA, 3.50%, 06/01/06	2,625
200	Sub Series E-3, GO, VAR, LOC: Westdeutsche Landesbank, 3.49%, 06/01/06	200
1,600	Sub Series H-1, GO, VAR, LOC: Bank of New York, 3.50%, 06/01/06	1,600
3,000	Sub Series H-1, GO, VAR, LOC: Dexia Credit Local, 3.53%, 06/01/06	3,000
400	Sub Series H-2, GO, VAR, MBIA, 3.50%, 06/01/06	400
2,150	Sub Series H-3, GO, VAR, FSA, 3.47%, 06/01/06	2,150
600	Sub Series H-7, GO, VAR, LOC: KBC Bank N.V., 3.49%, 06/01/06	600
	New York City Municipal Water Finance Authority
700	Series A, Rev., VAR, FGIC, 3.50%, 06/01/06	700
1,000	Series C, Rev., VAR, LOC: Citibank N.A., 3.56%, 06/01/06	1,000
5,300	Sub Series A-2, Rev., VAR, 3.53%, 06/01/06	5,300
3,600	Sub Series C-1, Rev., VAR, 3.58%, 06/01/06	3,600
600	Sub Series C-3, Rev., VAR, 3.47%, 06/01/06	600
600	Sub Series F-2, Rev., VAR, LOC: Citibank N.A., 3.56%, 06/01/06	600
2,000	New York City Transitional Finance Authority, Sub Series 2-A, Rev., VAR, LIQ: Dexia Credit Local, 3.50%, 06/01/06	2,000
	New York City Transitional Finance Authority, Future Tax Secured
3,000	Series B, Rev., VAR, 3.50%, 06/01/06	3,000
300	Sub Series C-4, Rev., VAR, 3.56%, 06/01/06	300
700	Sub Series C-5, Rev., VAR, 3.50%, 06/01/06	700
	New York City Transitional Finance Authority, New York City Recovery
4,080	Sub Series 3-B, Rev., VAR, 3.59%, 06/01/06	4,080
1,100	Sub Series 3-H, Rev., VAR, 3.50%, 06/01/06	1,100
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.55%, 06/01/06	1,055
2,850	New York Local Government Assistance Corp., Municipal Securities Trust Receipts, Series SGA-59, Rev., VAR, 3.55%, 06/01/06	2,850
910	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.55%, 06/01/06	910
1,100	New York State Environmental Facilities Corp., General Electric Co., Series A, Rev., VAR, 3.63%, 06/01/06	1,100

	Total Daily Demand Notes (Cost $41,670)	41,670

	Municipal Notes & Bonds — 18.9%
	New York — 18.9%
5,500	Albany City School District, Series C, BAN, GO, 3.75%, 06/30/06	5,503
3,700	Ardsley Union Free School District, GO, TRAN, 3.75%, 06/29/06	3,703
35,000	Bank of New York Municipal Certificates Trust, Rev., VAR, 3.66%, 06/30/06	34,994
4,000	Board of Cooperative Educational Services, First Supervisory District, Suffolk County, RAN, 3.50%, 06/29/06	4,002
	Board of Cooperative Educational Services, Second Supervisory District, Westchester County
1,900	RAN, 3.50%, 06/30/06	1,901
7,000	RAN, 4.00%, 06/30/06	7,004
	Board of Cooperative Educational Services, Sole Supervisory District, Oswego County
2,000	RAN, 4.00%, 06/29/06	2,001
13,000	RAN, 4.25%, 12/29/06	13,059
8,000	Brasher Falls Central School District, BAN, GO, 3.75%, 07/07/06	8,000
2,200	City of Schenectady, BAN, GO, LOC: Bank of America, N.A., 4.50%, 05/24/07	2,217
	Jamestown City School District,
5,000	BAN, GO, 4.00%, 05/23/07	5,010
5,000	BAN, GO, 4.50%, 05/23/07	5,034
	Long Island Power Authority, Electric Systems
2,695	Series PT-386, Rev., VAR, 3.50%, 06/02/06	2,695
8,780	Series SG-125, Rev., VAR, 3.49%, 06/07/06	8,780

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

15,000	Mattituck-Cutchogue Union Free School District, Series B, BAN, 4.00%, 07/27/06	15,006
10,000	Nassau County, Series A, TAN, 4.50%, 10/31/06	10,053
18,000	New York Power Authority, GO, VAR, LIQ: Dexia Credit Local, 3.35%, 09/01/06	18,000
2,670	New York State Dormitory Authority, Series PA-419, Rev., VAR, 3.50%, 06/05/06	2,670
8,355	New York State Housing Finance Agency, Series PA-423, Rev., VAR, 3.50%, 06/04/06	8,355
4,995	Niagara Falls Bridge Commission, Series PA-530, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.50%, 06/02/06	4,995
5,000	North Syracuse Central School District, GO, RAN, 3.25%, 06/23/06	5,001
2,800	Oceanside Union Free School District, TAN, GO, 4.00%, 06/22/06	2,801
4,850	Oneonta City School District, RAN, 3.75%, 06/28/06	4,851
3,200	Oswego City School District, Series A, TAN, GO, 3.75%, 06/30/06	3,202
5,000	Plainview Old Bethpage Central School District, TAN, GO, 4.00%, 06/30/06	5,005
9,000	Roosevelt Union Free School District, RAN, 4.00%, 06/29/06	9,006
9,000	Schuyler-Chemung-Tioga Cooperative Educational Services, Sole Supervisory District, RAN, 4.25%, 06/30/06	9,007
5,000	Sherrill City School District, BAN, GO, 3.63%, 07/20/06	5,005
	Steuben-Allegany Counties Board of Cooperative Educational Services, Sole Supervisory District,
8,200	RAN, GO, 3.50%, 06/30/06	8,204
10,300	RAN, Rev., VAR, 4.00%, 06/30/06	10,305
15,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, RAN, GO, 4.00%, 06/30/06	15,007
4,995	Triborough Bridge & Tunnel Authority, Series PA-665, Rev., VAR, 3.52%, 06/03/06	4,995
3,000	Waverly Central School District, RAN, GO, 3.63%, 06/30/06	3,002
6,829	West Genesee Central School District, BAN, GO, 3.75%, 07/14/06	6,837
15,000	William Floyd Union Free School District of the Mastics-Moriches-Shirley, TAN, GO, 4.00%, 06/27/06	15,005

	Total Municipal Notes & Bonds (Cost $270,215)	270,215

	Weekly Demand Notes — 76.6%
	Indiana — 0.1%
1,300	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VAR, CIFG, 3.51%, 06/04/06 (Cost $1,300)	1,300

	New York — 76.5%
	ABN AMRO Munitops Certificate Trust
12,000	Series 1999-13, VAR, FGIC-TCRS, 3.48%, 06/07/06	12,000
8,985	Series 2004-33, Rev., VAR, AMBAC, 3.50%, 06/03/06	8,985
10,000	Series 2005-60, Rev., VAR, FSA, 3.50%, 07/01/06	10,000
6,165	Series 2006-32, GO, VAR, MBIA-IBC, 3.50%, 07/06/06	6,165
385	Albany IDA, Newkirk Productions, Inc., Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.53%, 06/04/06	385
700	Babylon IDA, Edwin Berger/Lambro Industries, Rev., VAR, LOC: Bank of America N.A., 3.22%, 06/07/06	700
	Dutchess County IDA, Civic Facilities, Marist College
6,600	Series A, Rev., VAR, LOC: Bank of New York, 3.46%, 06/05/06	6,600
1,500	Series A, Rev., VAR, LOC: Bank of New York, 3.46%, 06/06/06	1,500
12,915	Series A, Rev., VAR, LOC: Keybank N.A., 3.46%, 06/02/06	12,915
	Eagle Tax-Exempt Trust, Weekly Options Mode
12,085	Series 94-3203, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.50%, 06/02/06	12,085
8,805	Series 94-3205, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.50%, 06/02/06	8,805
	Eagle Tax-Exempt Trust, Weekly Partner Certificate
5,990	Series 94-3203, Class A, Rev., VAR, LIQ: Citibank N.A., 3.50%, 06/02/06	5,990
3,300	Series 2001-3202, Class A, Rev., VAR, LIQ: Citibank N.A., 3.50%, 06/07/06	3,300
4,000	Series 2002-6003, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.50%, 06/02/06	4,000
8,135	Series A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.50%, 06/07/06 (e)	8,135
	Erie County Water Authority
7,700	Series A, Rev., VAR, AMBAC, 3.17%, 06/06/06	7,700
1,400	Series B, Rev., VAR, AMBAC, 3.17%, 06/06/06	1,400
2,400	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.16%, 06/06/06	2,400
3,240	Great Neck North Water Authority, Water System, Series A, Rev., VAR, FGIC, 3.22%, 06/05/06	3,240
900	Guilderland IDA, North Eastern Industrial Park, Series A, Rev., VAR, LOC: Bank of America N.A., 3.16%, 06/05/06	900
	Long Island Power Authority, Electric Systems
300	Series D, Rev., VAR, FSA, 3.22%, 06/05/06	300
3,500	Series G, Rev., VAR, FSA, 3.18%, 06/05/06	3,500

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

300	Series H, Rev., VAR, FSA, 3.15%, 06/05/06	300
4,360	Series PA-841, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.50%, 06/05/06	4,360
	Metropolitan Transportation Authority,
7,000	Series A-1, Rev., VAR, XLCA, 3.48%, 06/02/06	7,000
6,090	Series D-2, Rev., VAR, FSA, 3.42%, 06/05/06	6,090
4,600	Series E-1, Rev., VAR, LOC: Fortis Bank S.A., 3.49%, 06/01/06	4,600
5,405	Series PA-105, Rev., VAR, 3.50%, 06/07/06	5,405
3,295	Series PA-1042R, Rev., VAR, MBIA, 3.50%, 06/07/06	3,295
5,945	Series PT-1547, Rev., VAR, FGIC, 3.50%, 06/02/06	5,945
7,600	Series PT-2290, Rev., VAR, FSA, 3.50%, 06/05/06	7,600
10,645	Sub Series A-1, GO, VAR, CIFG, 3.42%, 06/05/06	10,645
12,550	Sub Series A-2, GO, VAR, CIFG, 3.40%, 06/05/06	12,550
5,990	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VAR, FSA, 3.40%, 06/06/06	5,990
	Metropolitan Transportation Authority, EAGLE
3,300	Series 2002-6021, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.50%, 06/01/06	3,300
5,000	Series 2002-6028, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.50%, 06/01/06	5,000
14,885	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VAR, 3.26%, 06/05/06	14,885
	Metropolitan Transportation Authority, Service Contract
6,300	Series G-1, Rev., VAR, AMBAC, 3.44%, 06/05/06	6,300
1,700	Series G-2, Rev., VAR, AMBAC, 3.44%, 06/05/06	1,700
9,435	Monroe County IDA, Rochester Institute Project, Series A, Rev., VAR, LOC: First Union National Bank, 3.20%, 06/06/06	9,435
	Municipal Securities Trust Certificates
10,000	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.23%, 06/01/06 (e)	10,000
6,320	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.23%, 06/07/06 (e)	6,320
9,995	Series 2001-176, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.23%, 06/05/06	9,995
11,810	Series 2002-203, Class A, Rev., VAR, FSA-CR, GO, LIQ: Bear Stearns Capital Markets, 3.23%, 06/07/06	11,810
9,995	Series 7001, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.47%, 06/05/06	9,995
5,795	Nassau County Interim Finance Authority, Sales & Tax Secured, Series A, Rev., VAR., FSA, 3.17%, 06/01/06	5,795
	Nassau Health Care Corp.
21,500	Sub Series 2004-C1, Rev., VAR, FSA, 3.42%, 06/05/06	21,500
2,200	Sub Series 2004-C3, Rev., VAR, FSA, 3.42%, 06/05/06	2,200
	New York City
3,000	Series F-2, GO, VAR, LOC: Depfa Bank plc, 3.17%, 06/03/06	3,000
6,400	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.18%, 06/03/06	6,400
6,900	Sub Series A-2, GO, VAR, LOC: Bank of American N.A., 3.13%, 06/02/06	6,900
5,400	Sub Series A-4, GO, VAR, LOC: Bank of Nova Scotia, 3.13%, 06/02/06	5,400
10,500	Sub Series A-5, GO, VAR, LOC: HSBC Bank USA, 3.20%, 06/02/06	10,500
2,700	Sub Series A-6, GO, VAR, LOC: Helaba, 3.15%, 06/07/06	2,700
10,150	Sub Series A-6, GO, VAR, LOC: Landesbank Baden Wurrtm, 3.17%, 06/02/06	10,150
1,200	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 3.18%, 06/05/06	1,200
9,550	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 3.13%, 06/05/06	9,550
10,295	Sub Series C-5, GO, VAR, LOC: Bank of New York, 3.19%, 06/05/06	10,295
6,000	Sub Series G-2, GO, VAR, LOC: Bank of Nova Scotia, 3.13%, 06/05/06	6,000
1,250	Sub Series H-2, GO, VAR, LOC: Bank of Nova Scotia, 3.13%, 06/05/06	1,250
13,735	Sub Series H-2, GO, VAR, LOC: Bank of New York, 3.19%, 06/01/06	13,735
8,690	Sub Series H-3, GO, VAR, LOC: Bank of New York, 3.10%, 06/01/06	8,690
2,800	Sub Series H-6, GO, VAR, MBIA, 3.17%, 06/05/06	2,800
3,400	Sub Series H-6, GO, VAR, MBIA, 3.17%, 06/04/06	3,400
6,900	New York City Housing Development Corp. Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.23%, 06/04/06	6,900
3,400	New York City Housing Development Corp., 100 Jane Street Development, Series A, Rev., VAR, AMT, FNMA COLL AGMT, 3.23%, 06/01/06	3,400
2,000	New York City Housing Development Corp., 155 West 21st Street Series A, Rev., VAR, AMT, LOC: Bank of New York, 3.23%, 06/07/06	2,000
200	New York City Housing Development Corp., Brittany Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.23%, 06/01/06	200
3,700	New York City Housing Development Corp., Brookhaven Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.23%, 06/06/06	3,700
5,700	New York City Housing Development Corp., Carnegie Park, Series A, Rev., VAR, FNMA COLL AGMT, 3.15%, 06/05/06	5,700
2,750	New York City Housing Development Corp., Chelsea Arms Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.22%, 06/03/06	2,750
4,655	New York City Housing Development Corp., Mortgage Parkview Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.23%, 06/05/06	4,655
1,900	New York City Housing Development Corp., Multi-Family Housing, 55 Pierrepont Development, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.22%, 06/06/06	1,900
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VAR, FNMA COLL AGMT, 3.15%, 06/05/06	3,200
200	New York City Housing Development Corp., Multi-Family Rental Housing, Lyric Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.23%, 06/01/06	200
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower, Series A, Rev., VAR, FNMA COLL AGMT, 3.20%, 06/03/06	300
5,300	New York City Housing Development Corp., Ogden Ave Apartments, Series A, Rev., VAR, LOC: Bank of America N.A., 3.23%, 06/01/06	5,300
15,400	New York City Housing Development Corp., Progress of Peoples Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.23%, 06/05/06	15,400
8,800	New York City Housing Development Corp., Thessalonica Court, Series A, Rev., VAR, LOC: Citibank N.A., 3.23%, 06/06/06	8,800
3,300	New York City Housing Development Corp., West 43rd Street Development, Series A, Rev., VAR, AMT, FNMA COLL AGMT, 3.23%, 06/03/06	3,300

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,400	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VAR, LOC: FNMA, 3.20%, 06/07/06	2,400
9,900	New York City Housing Development Corp., White Plains Apartment, Series A, Rev., VAR, LOC: Bank of America N.A., 3.23%, 06/01/06	9,900
2,800	New York City IDA, Ahava Food Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.55%, 06/01/06	2,800
3,200	New York City IDA, Allen Stevenson School, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 06/01/06	3,200
900	New York City IDA, American Society Technion Project, Rev., VAR, LOC: Allies Irish Bank plc, 3.17%, 06/07/06	900
2,000	New York City IDA, Civic Facilities, Abraham Joshua Heschel Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.52%, 06/01/06	2,000
13,230	New York City IDA, Civic Facilities, Columbia Grammar & Prep School, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 06/01/06	13,230
4,475	New York City IDA, Civic Facilities, Jamaica First Packaged LLC Project, Rev., VAR, LOC: Bank of New York, 3.46%, 06/06/06	4,475
3,110	New York City IDA, Hewitt School Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 06/01/06	3,110
12,200	New York City IDA, Liberty Facilities Hanson Office, Rev., VAR, LOC: ING Bank N.V., 3.46%, 06/05/06	12,200
580	New York City IDA, Municipal Securities Trust Receipts, Series SGA-110, Rev., VAR, LIQ: Societe Generale, 3.23%, 06/02/06	580
	New York City Municipal Water Finance Authority
8,410	Series PA-447, Rev., VAR, FGIC-TCRS, 3.50%, 06/06/06	8,410
6,495	Series PA-900, Rev., VAR, 3.52%, 06/03/06	6,495
2,900	Series PA-1076, Rev., VAR, 3.52%, 06/04/06	2,900
5,100	Series PA-1085, Rev., VAR, FGIC, LOC: Citibank N.A., 3.50%, 06/04/06	5,100
10,975	Series ROCS-RR-II-R 385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.43%, 06/01/06	10,975
6,700	Sub Series F-1, Rev., VAR, 3.42%, 06/01/06	6,700
5,900	New York City Municipal Water Finance Authority, Water & Sewer Systems Sub Series C-2, Rev., VAR, 3.47%, 06/05/06	5,900
2,390	New York City Municipal Water Finance Authority, Water & Sewer Systems, Municipal Securities Trust Receipts, Series SGB-25, Rev., VAR., MBIA, LIQ: Societe Generale, 3.49%, 06/05/06	2,390
4,900	New York City Transit Authority, Floating Rate Trust Receipts, Triborough Bridge & Tunnel Series PMD-10, COP, VAR, AMBAC, 3.50%, 06/05/06	4,900
	New York City Transitional Finance Authority
1,700	Series L-21, Rev., VAR, 3.28%, 06/03/06	1,700
4,930	RR-II-R-4052, Rev., VAR, LIQ: Citigroup Global Markets, 3.50%, 06/04/06	4,930
2,985	Sub Series 2-E, Rev., VAR, LIQ: NYS Common Return Fund, 3.23%, 06/02/06	2,985
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VAR, 3.18%, 06/03/06	600
	New York City Transitional Finance Authority, Recovery
2,900	Sub Series 3-C, Rev., VAR, 3.23%, 06/01/06	2,900
5,000	Sub Series 3-D, Rev., VAR, 3.23%, 06/01/06	5,000
2,300	New York City Trust for Cultural Resources, Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanly Dean Witter, 3.48%, 06/03/06	2,300
1,900	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VAR, LOC: Citibank N.A., 3.16%, 06/07/06	1,900
	New York City, Municipal Securities Trust Receipts
1,300	Series SG-109, GO, VAR, AMBAC, LIQ: Societe Generale, 3.49%, 06/05/06	1,300
1,000	Series SGA-51, VAR, AMBAC, 3.23%, 06/06/06	1,000
265	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.47%, 06/06/06	265
	New York Local Government Assistance Corp.
1,250	Series C, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.10%, 06/06/06	1,250
4,400	Series D, Rev., VAR, LOC: Societe Generale, 3.17%, 06/06/06	4,400
2,350	Series F, Rev., VAR, LOC: Societe Generale, 3.08%, 06/06/06	2,350
7,000	Series G, Rev., VAR, LOC: Bank Of Nova Scotia, 3.17%, 06/06/06	7,000
	New York Local Government Assistance Corp., Floating Rate Receipts
1,195	Series SG-99, Rev., VAR, AMBAC, 3.49%, 06/07/06	1,195
120	Series SG-100, Rev., VAR, MBIA-IBC, 3.49%, 06/07/06	120
	New York Local Government Assistance Corp., Sub Lien,
3,700	Series A-5V, Rev., VAR, FSA, 3.10%, 06/06/06	3,700
5,550	Series A-6V, Rev., VAR, FSA, 3.10%, 06/05/06	5,550
1,500	New York Mortgage Agency, Homeowner Mortgage, Series 122, Rev., VAR, AMT, 3.20%, 06/02/06	1,500
	New York State Dormitory Authority
3,829	Series 1143, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.48%, 06/02/06	3,829
14,601	Series 1155, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.40%, 06/06/06	14,601
4,415	Series PA-409, Rev., VAR, AMBAC, FHA, 3.50%, 06/05/06	4,415
3,545	Series PA-449, Rev., VAR, FSA, 3.50%, 06/02/06	3,545
670	Series PA-541, Rev., VAR, AMBAC, FHA, 3.50%, 06/04/06	670
800	Series PA-784-R, Rev., VAR, MBIA-IBC, LIQ: Merrill Lynch Capital Services, 3.50%, 06/01/06	800
5,715	Series PT-1447, Rev., VAR, MBIA, 3.50%, 06/06/06	5,715
4,115	Series PT-1621, Rev., VAR, MBIA, 3.50%, 06/06/06	4,115
3,560	New York State Dormitory Authority, Beverwyck, Inc., Rev., VAR, LOC: Bank of America N.A., 3.21%, 06/07/06	3,560
6,000	New York State Dormitory Authority, EAGLE, Series 720050001, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.50%, 06/01/06	6,000
	New York State Dormitory Authority, Mental Health Services
5,500	Sub Series D-2-B, Rev., VAR, FSA, 3.40%, 06/02/06	5,500
1,600	Sub Series D-2-C, Rev., VAR, MBIA, 3.45%, 06/02/06	1,600
3,855	Sub Series D-2-D, Rev., VAR, AMBAC, 3.45%, 06/02/06	3,855

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,400	Sub Series D-2-E, Rev., VAR, 3.42%, 06/02/06	3,400
4,000	Sub Series D-2-G, Rev., VAR, 3.42%, 06/02/06	4,000
4,000	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VAR, LIQ: Societe Generale, 3.23%, 06/05/06	4,000
420	New York State Dormitory Authority, New York Public Library, Series A, Rev., VAR, MBIA, 3.15%, 06/06/06	420
	New York State Dormitory Authority, Rochester University,
4,800	Series A-1, Rev., VAR, MBIA, 3.18%, 06/07/06	4,800
5,300	Series B-1, Rev., VAR, MBIA, 3.22%, 06/07/06	5,300
	New York State Energy Research & Development Authority
5,100	Series C-1, Rev., VAR, LOC: Citibank N.A., 3.23%, 06/07/06	5,100
575	Series C-2, Rev., VAR, LOC: Citibank N.A., 3.26%, 06/07/06	575
1,600	New York State Energy Resources & Development Authority, PCR Consolidated Edison Co., Orange & Rockland Project, Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 3.17%, 06/03/06	1,600
15,000	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.48%, 06/04/06	15,000
	New York State Housing Finance Agency
4,865	Series PA-805, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.50%, 06/06/06	4,865
14,000	Series A, Rev., VAR, FNMA COLL, AGMT, LIQ: FNMA, 3.20%, 06/07/06	14,000
1,100	Series A, Rev., VAR, FNMA COLL, AGMT, LIQ: FNMA, 3.22%, 06/07/06	1,100
1,300	New York State Housing Finance Agency, 10 Liberty Street Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.15%, 06/07/06	1,300
5,000	New York State Housing Finance Agency, Historic Front Street Series A, Rev., VAR, LOC: Bank of New York, 3.21%, 06/06/06	5,000
	New York State Housing Finance Agency, 101 West End
8,600	Rev., VAR, FNMA, LIQ: FNMA, 3.24%, 06/02/06	8,600
1,150	Series 883, Rev., VAR, FNMA, LIQ: FNMA, 3.24%, 06/02/06	1,150
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.24%, 06/05/06	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VAR, LOC: FNMA, 3.23%, 06/02/06	2,000
4,000	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VAR, LOC: Bank of America N.A., 3.27%, 06/07/06	4,000
10,400	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.24%, 06/04/06	10,400
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.23%, 06/01/06	6,800
5,000	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.22%, 06/01/06	5,000
1,500	New York State Housing Finance Agency, Avalon Chrystie Place-I, Series A, Rev., VAR, LOC: Bank of America N.A., 3.30%, 06/05/06	1,500
4,400	New York State Housing Finance Agency, Bennington Hills, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.22%, 06/07/06	4,400
900	New York State Housing Finance Agency, Helena Housing Series A, Rev., VAR, AMT, LOC: Bank of America N.A., 3.20%, 06/05/06	900
8,100	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev.,VAR, FNMA, LIQ: FNMA, 3.20%, 06/05/06	8,100
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.23%, 06/06/06	4,600
3,400	New York State Housing Finance Agency, Normandie Court I Project, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.17%, 06/02/06	3,400
5,155	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.22%, 06/06/06	5,155
	New York State Housing Finance Agency, Service Contract,
1,400	Series C, Rev., VAR, LOC: Dexia Credit Local, 3.18%, 06/03/06	1,400
850	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.18%, 06/03/06	850
6,300	Series E, Rev., VAR, LOC: BNP Paribas, 3.18%, 06/01/06	6,300
10,500	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VAR, FNMA, LOC: FNMA, 3.30%, 06/01/06	10,500
	New York State Housing Finance Agency, Theater Row
3,500	Rev., VAR, FHLMC, LIQ: FHLMC, 3.22%, 06/07/06	3,500
5,000	Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.22%, 06/05/06	5,000
5,200	New York State Housing Finance Agency, Union Square South Housing, Rev., VAR, FNMA, LIQ: FNMA, 3.20%, 06/07/06	5,200
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.22%, 06/05/06	5,000
	New York State Housing Finance Agency, West 23rd Street,
3,000	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.24%, 06/03/06	3,000
900	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.24%, 06/07/06	900
7,700	New York State Housing Finance Agency, West 33rd Street Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.23%, 06/06/06	7,700
4,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.24%, 06/01/06	4,500
2,000	New York State Thruway Authority, EAGLE Series 720050010, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.50%, 06/02/06	2,000
13,100	New York State Thruway Authority, Floating Rate Receipts Series SG-121, Rev., VAR, LIQ: Societe Generale, 3.49%, 06/01/06	13,100
	New York State Thruway Authority, Municipal Securities Trust Receipts,
1,685	Series SGA-66, Rev., VAR, 3.23%, 06/02/06	1,685
3,800	Series SGA-150, Rev., VAR, LIQ: Societe Generale, 3.23%, 06/02/06	3,800
4,060	New York State Urban Development Corp., Series PT-1669, Rev., VAR, FGIC, 3.50%, 06/03/06	4,060

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New York State Urban Development Corp., State Facilities & Equipment
100	Sub Series A-3-C, Rev., VAR, CIFG, 3.49%, 06/03/06	100
6,800	Sub Series A-3-B, Rev., VAR, CIFG, 3.39%, 06/03/06	6,800
2,925	Oneida County IDA, Rev., VAR, LOC: NBT Bank N.A., 3.61%, 06/05/06	2,925
6,820	Oneida County IDA, Champion Home, Rev., VAR, LOC: Credit Suisse, 3.48%, 06/01/06	6,820
4,580	Onondaga County IDA, Albany Molecular Research Project, Rev., VAR, LOC: Bank of America N.A., 3.22%, 06/06/06	4,580
	Onondaga County IDA, Solvay Paperboard Project,
7,700	Rev., VAR, LOC: Citibank N.A., 3.56%, 06/07/06	7,700
22,500	Series A, Rev., VAR, LOC: Citibank N.A., 3.56%, 06/07/06	22,500
3,400	Ontario County IDA, Friends Finger Lakes, Series A, Rev., VAR, LOC: Citizens Bank N.A., 3.50%, 06/01/06	3,400
920	Port Jervis IDA, The Future Home Technical, Inc., Rev., VAR, LOC: Bank of New York, 3.30%, 06/06/06	920
6,330	Poughkeepsie IDA, Senior Living Facility Manor at Woodside Project, Rev., VAR, LOC: Bank of New York, 3.51%, 06/06/06	6,330
1,375	Rockland County IDA, X Products Corp. Project, Rev., VAR, LOC: Bank of New York, 3.51%, 06/03/06	1,375
1,130	Rockland County IDA, Shock Tech, Inc. Project, Rev., VAR, LOC: Bank of New York, 3.35%, 06/02/06	1,130
5,000	Seneca County IDA, Seneca Meadows, Inc. Project, Rev., VAR, LOC: Bank of America N.A., 3.49%, 06/06/06	5,000
14,210	Solar Eclipse Funding Trust, Series 2005-0002, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.47%, 06/06/06	14,210
3,235	Suffolk County IDA, Civic Facilities, Guide Dog Foundation, Inc., Rev., VAR, LOC: Bank of New York, 3.46%, 06/01/06	3,235
	Suffolk County Water Authority
600	Rev., VAR, BAN, 3.17%, 06/01/06	600
4,500	Rev., VAR, BAN, 3.17%, 06/03/06	4,500
	Tobacco Settlement Financing Authority
7,495	TOCS, Series 2003, Rev., VAR, 3.55%, 06/06/06	7,495
10,360	Series RR-II-R-1066, Rev., VAR, AMBAC, LIQ: Citigroup Global Markets, 3.51%, 06/06/06	10,360
10,000	Tobacco Settlement Financing Authority, TOCS, Series D, Rev., VAR, LIQ: Goldman Sachs, 3.55%, 06/07/06	10,000
	Triborough Bridge & Tunnel Authority
7,675	Series PA-1080, Rev., VAR, 3.52%, 06/01/06	7,675
360	Series PA-1090, Rev., VAR, MBIA-IBC, 3.50%, 06/07/06	360
1,535	SO, Series B, Rev., VAR, FSA, 3.18%, 06/05/06	1,535
2,195	SO, Series D, Rev., VAR, FSA, 3.19%, 06/07/06	2,195
15,000	Sub Series B-3, Rev., VAR, 3.49%, 06/05/06	15,000
700	Sub Series B-4, Rev., VAR, 3.43%, 06/05/06	700
2,500	Triborough Bridge & Tunnel Authority, EAGLE, Series 2003-0004, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.50%, 06/03/06	2,500
	Triborough Bridge & Tunnel Authority, General Purpose,
4,200	Series B, Rev., VAR, AMBAC, 3.19%, 06/06/06	4,200
4,040	Series B, Rev., VAR, 3.21%, 06/01/06	4,040
4,235	Ulster County IDA, Hunter Panels LLC Project, Series A, Rev., VAR, LOC: Allied Irish Bank, 3.22%, 06/05/06	4,235
4,490	Westchester County IDA, Community Housing Innovations, Inc., Rev., VAR, LOC: Bank of New York, 3.46%, 06/03/06	4,490
500	Westchester County IDA, IDR, Levister Redevelopment Co., LLC, Series A, Rev., VAR, LOC: Bank Of New York, 3.45%, 06/07/06	500
2,630	Westchester County IDA, The Masters School, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 06/01/06	2,630

		1,093,910

	Total Weekly Demand Notes (Cost $1,095,210)	1,095,210

	Total Investments — 99.5% (Cost $1,422,095*)	$1,422,095
	Other Assets in Excess of Liabilities — 0.5%	7,374

	Net Assets — 100.0%	$1,429,469

Percentages indicated are based on net assets.

Abbreviations:

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

AGMT	Agreement
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	Assurance North America, Inc.
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local tax-exempt securities.
FGIC	Financial Guaranty Insurance Co.

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

FGIC-TCRS	FGIC Transferable Custodial Receipts
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FNMA COLL	FNMA Collateral
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
PCR	Pollution Control Revenue
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
TAN	Tax Anticipation Note
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.
XLCA	XL Capital Assurance
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.9%
	Municipal Bonds — 97.9%
	Alaska — 0.7%
1,000	Alaska Student Loan Corp., Series A-2, Rev., 5.00%, 6/01/10	1,038
	California — 86.0%
1,445	Alhambra Unified School District, GO, FSA, 5.50%, 09/01/23	1,634
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., MBIA, 5.25%, 10/01/14 (m)	3,372
2,000	Bay Area Toll Authority, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,115
260	Burlingame Financing Authority, Rev., 4.75%, 10/15/11	272
750	California Educational Facilities Authority, Stanford University, Series P, Rev., 5.25%, 12/01/13	826
1,100	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.60%, 10/01/06	1,108
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/15	1,031
1,000	California Housing Finance Agency, Series B, Rev., 4.00%, 08/01/13	1,000
540	California State Department of Water Resources, Central Valley Project, Water System, Series J-3, Rev.,7.00%, 12/01/12 (p)	638
1,460	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance Series J-3, Rev., 7.00%, 12/01/12	1,722
3,135	California State Department of Water Resources, Unrefunded Balance, Series W, Rev., 5.50%, 12/01/08	3,276
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.25%, 01/01/16	1,086
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.25%, 06/01/12	107
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.00%, 05/01/15	1,045
705	California Statewide Communities Development Authority, Catholic Healthcare West, COP, 6.00%, 07/01/09 (p)	727
475	California Statewide Communities Development Authority, Catholic Healthcare West, COP, Unrefunded Balance, 6.00%, 07/01/09	487
990	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., Adj., LIQ: FNMA, 4.75%, 06/15/31	1,012
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, MBIA, 5.50%, 10/01/14	542
1,000	City of Loma Linda, University Medical Center, Series A, Rev., 5.00%, 12/01/15	1,019
5,000	City of Los Angeles, TRAN, Rev., 4.00%, 06/30/06	5,001
1,000	Series A, GO, FGIC, 5.25%, 09/01/11	1,075
5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles, COP, AMBAC, 6.13%, 11/01/10	5,643
600	City of Pacifica, Street Improvement Project, COP, AMBAC, 5.75%, 11/01/09 (p)	652
35	City of Richmond, Wastewater, Rev., FGIC, 5.20%, 08/01/09	37
985	City of San Bernardino, Single Family, GNMA Mortgage-Backed Securities, Series A, Rev., FHA/VA MTGS GNMA COLL, 7.50%, 05/01/23 (p)	1,237
1,910	City of San Francisco, Academy Sciences Improvement, Series E, GO, MBIA, 5.00%, 06/15/12	2,038
1,500	City & County of San Francisco, State Building Authority, Civic Center, Series A, Rev., FGIC, 5.00%, 12/01/15	1,574
150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1, Special Assessment, MBIA, 4.63%, 09/02/10	156
1,000	Colton Public Financing Authority, Tax Allocation, Series A, Rev., MBIA, 5.00%, 08/01/08	1,039
2,505	Corona Community Facilities District, No. 97-2, Eagle Glen, Special Tax, 5.75%, 09/01/08	2,607
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,418

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,000	East Bay Municipal Utility District, Sub Series 1, Rev., Adj., XLCA, 3.15%, 06/02/06	3,000
3,825	El Dorado Irrigation District & El Dorado Water Agency, COP, Series A, FGIC, 5.00%, 03/01/13	4,085
1,000	Fallbrook Union High School District, San Diego County, GO, FGIC, 5.38%, 09/01/12	1,089
200	Fullerton University Foundation Series A, Rev., MBIA, 5.50%, 07/01/10	214
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/17	590
	Golden State Tobacco Securitization Corp., Enhanced Assets Backed
1,000	Series A, Rev., 5.00%, 06/01/09	1,020
2,000	Series B, Rev., FGIC-TCRS, 5.50%, 06/01/13 (p)	2,197
	Golden West Schools Financing Authority
3,190	ROCS-RR-II-R-3042, Adj., GO, MBIA, LIQ: Citigroup Global Markets, 3.43%, 08/01/13	3,190
545	Series A, Rev., MBIA, 5.80%, 02/01/16	616
1,895	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax Series A, AMBAC, 5.63%, 09/01/10	2,033
1,000	Los Angeles County Public Works Financing Authority, Multiple Capital Facilities Project, Series B, Rev., AMBAC, 6.00%, 12/01/07 (p)	1,035
	Los Angeles Department of Water & Power Systems
1,000	Sub-Series A-1, Rev., AMBAC, 5.00%, 07/01/15	1,074
2,000	Series B, Rev., FSA, 5.13%, 07/01/13	2,137
1,000	Los Angeles Harbor Department, Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,049
1,500	Series A, Rev., AMT, MBIA, 5.00%, 08/01/16	1,580
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.00%, 07/01/15	144
2,280	Monrovia Unified School District, GO, MBIA, 5.25%, 08/01/19	2,508
1,580	Moreland School District, Crossover, GO, FSA, 4.25%, 08/01/15	1,552
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.25%, 08/01/13	1,472
560	Northern California Power Agency, Public Power, Unrefunded Balance, Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	595
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.75%, 12/01/09	2,120
1,000	Orange County Water District, COP, Series A, Adj., 3.14%, 06/07/06	1,000
500	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., MBIA, 5.00%, 02/01/08	518
425	Port of Oakland, Series K, Rev., FGIC, 5.25%, 11/01/07	434
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.50%, 08/01/10	386
1,250	Riverside County Transportation Commission, Series A, Rev., FGIC, 6.00%, 06/01/09	1,336
2,400	Riverside County, Aces Riverside County Public Facilities, COP, Series A, Adj., 3.23%, 06/02/06	2,400
	Sacramento County Sanitation District, Financing Authority
250	Series A, Rev., 5.25%, 12/01/10	268
150	Series A, Rev., 5.75%, 12/01/10	162
1,700	San Diego County Water Authority, COP, Series A, FGIC, 5.00%, 05/01/14	1,820
	San Jose Redevelopment Agency, Merged Area Redevelopment Project
1,240	Tax Allocation, MBIA, 6.00%, 08/01/07	1,274
990	Tax Allocation, MBIA, 6.00%, 08/01/15 (p)	1,134
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, MBIA, 6.00%, 08/01/15	2,299
1,495	San Marcos Public Facilities Authority, Project Areas No. 1, 2, 3, Series A, Tax Allocation, FGIC, 5.00%, 08/01/13	1,547
585	San Mateo County Community College District, Election of 2001, Series A, GO, FGIC, 5.38%, 09/01/12	631
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., MBIA, 6.50%, 07/01/15	290
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	1,807
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.75%, 11/15/13	1,119

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, GO, MBIA, Zero Coupon, 08/01/15	1,235
2,875	Sonoma State University Academic Foundation, Inc., Green Music Concert Hall, Rev., 3.00%, 03/01/09	2,828
1,850	South Bayside Waste Management Authority, Solid Waste System, Rev., AMBAC, 6.13%, 03/01/09	2,002
1,310	South Orange County Public Financing Authority, Foothill Area, Series A, Special Tax, FGIC, 5.25%, 08/15/14	1,407
3,474	State of California GO, 5.00%, 03/15/14	3,510
	State of California
1,500	GO, 5.00%, 08/01/15	1,563
1,500	GO, 5.00%, 03/01/16	1,585
120	GO, MBIA-IBC, 6.25%, 10/01/06 (p)	121
3,620	State of California, Economic Recovry, Series B, GO, Adj., 5.00%, 07/01/23	3,671
4,000	Walnut Valley Unified School District, Series A, GO, MBIA, 7.20%, 08/01/11	4,743
1,500	West Contra Costa Unified School District, GO, FGIC, Zero Coupon, 08/01/17	894

		120,780

	Illinois — 1.5%
2,000	Chicago O’Hare International Airport Third Lien, Series A, Rev., AMBAC, 5.00%, 01/01/16	2,080

	Kentucky — 1.2%
1,500	Kentucky State Property & Buildings Commission, Project No.82, Rev., FSA, 5.25%, 10/01/18	1,647

	Michigan — 1.4%
2,000	Michigan State Hospital Finance Authority, Ascension Health Credit, Series B, Rev., Adj., 5.30%, 11/15/33	2,016

	New York — 0.7%
1,000	New York Convention Center Operating Corp, Yale Building Acquisition Project, COP, 5.25%, 06/01/07	1,021

	Ohio — 0.9%
1,320	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 4.10%, 09/01/13	1,294

	Puerto Rico — 4.1%
115	Commonwealth of Puerto Rico, Public Improvement GO, 5.00%, 07/01/07	116
1,280	MBIA-IBC, GO, MBIA-IBC, 3.00%, 07/01/06 (p)	1,279
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., MBIA, 6.00%, 07/01/11	3,302
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	465
500	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 5.75%, 08/01/09 (p)	536

		5,698

	South Carolina — 0.4%
550	Charleston County, GO, MBIA-IBC, 3.00%, 09/01/14	493

	Texas — 0.8%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.00%, 04/01/16	1,060

	Virgin Islands — 0.2%
295	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	303

	Total Municipal Bonds (Cost $135,315)	137,430

	Short-Term Investment — 2.0%
	Investment Company — 2.0%
2,781	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $2,785)	2,785

	Total Investments — 99.9% (Cost $138,100)	140,215
	Other Assets in Excess of Liabilities — 0.1%	191

	Net Assets — 100.0%	$140,406

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. Advisors, Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation
LIQ	Liquidity Agreement
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
MTGS	Mortgages
Rev.	Revenue Bonds
TCRS	Transferable Custodial Receipts
TRAN	Tax & Revenue Anticipation Note
VA	Veterans Administration
XLCA	XL Capital Assurance

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$2,838
Aggregate gross unrealized depreciation		(723)

Net unrealized appreciation/depreciation		$2,115

Federal income tax cost of investments		$138,100

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 96.6%
	Municipal Bonds — 96.6%
	Alabama — 1.1%
1,000	Alabama 21st Century Authority, Tobacco Settlement, Rev., 5.00%, 12/01/07	1,007
8,095	City of Huntsville, Series A, FSA, 5.25%, 02/01/09	8,406
	Jefferson County, Water & Sewer System, Pre-refunded Balance
6,960	Rev., FGIC, 5.13%, 08/10/12 (p)	7,442
3,400	Series A, FGIC, 5.38%, 02/01/07 (p)	3,438
1,350	Jefferson County, Water & Sewer System, Un-refunded Balance, Series A, FGIC, 5.38%, 02/01/27	1,363
4,675	City of Mobile, GO, AMBAC, 5.50%, 08/15/11	5,055
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/09 (p)	4,540

		31,251

	Alaska — 0.5%
2,890	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., MBIA, 5.70%, 04/01/07	2,982
	Alaska Student Loan Corp., Student Loan
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09	1,531
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09	1,606
	City of North Slope Boro, Capital Appreciation
7,000	Series B, GO, MBIA, Zero Coupon, 06/30/07	6,722
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	887
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,221

		14,949

	Arizona — 0.9%
920	Arizona Health Facilities Authority, Catholic Healthcare West, Un-refunded Balance, Series A, Rev., 6.13%, 07/01/09	955
800	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.13%, 07/01/09 (p)	811
6,735	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/14	7,482
4,675	Arizona State Transportation Board Highway, Series B, Rev., 5.00%, 01/01/16	4,998
1,340	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.75%, 12/01/10	1,426
	Maricopa County Stadium District
2,960	Rev., AMBAC, 5.00%, 06/01/08	3,035
3,005	Rev., AMBAC, 5.00%, 06/01/09	3,112
500	Maricopa County, Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	551
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project
2,975	Rev., AMBAC, 5.00%, 09/15/10 (p)	3,119
1,875	Rev., AMBAC, 5.10%, 09/15/10 (p)	1,973

		27,462

	California — 11.5%
2,000	ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing, Edgewood Apartments Project, Series A, Rev., Adj., FNMA COLL, 5.70%, 08/01/26	2,015
535	ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing, Ten O One Housing Apartments, Series A, Rev., GNMA COLL, 6.75%, 04/20/07	544
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,114
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12 (p)	591
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.00%, 12/01/12	2,170
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., 5.38%, 05/01/12 (p)	8,751
	California State Public Works Board, Department of Corrections
3,720	Series C, Rev., 5.50%, 12/01/13	4,011
5,000	Series E, Rev., 5.00%, 06/01/14	5,221
7,200	California State Public Works Board, Department of Forestry & Fire Prevention, Series C, Rev., FSA, 5.00%, 04/01/16	7,530
18,590	California State Public Works Board, Department of General Services, Butterfield State, Series A, Rev., 5.00%, 06/01/13-06/01/15	19,298
4,260	California State Public Works Board, Department of Justice, Series D, Rev., FSA, 5.00%, 04/01/16-04/01/16	4,463
8,500	California State Public Works Board, Department of Mental Health, Coalinga, Series A, Rev., 5.50%, 06/01/14	9,193
4,285	California State Public Works Board, University of California, Series B, Rev., FSA, 5.00%, 04/01/16	4,498
3,970	California Statewide Communities Development Authority, Catholic West, Prefunded Balance, COP, 6.00%, 07/01/09 (p)	4,091
2,715	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.00%, 07/01/09	2,782

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., CA ST MTG, 5.00%, 11/01/13	3,081
1,000	Rev., CA ST MTG, 5.25%, 11/01/13	1,042
	Capistrano Unified School District Community Facilities District No. 87-1
3,140	AMBAC, 4.50%, 09/01/11	3,257
1,000	AMBAC, 5.00%, 09/01/12	1,066
1,185	City of Long Beach Water System, Series A, Rev., MBIA, 5.75%, 05/01/15	1,312
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.50%, 10/01/11	11,286
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,242
10,000	Golden State Tobacco Securitization Corp., Enhanced Assets Backed, Series A, Rev., AMBAC, 5.00%, 06/01/11	10,291
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., MBIA, 6.13%, 08/15/11	5,000
	Los Angeles Unified School District
11,755	Series F, GO, FGIC, 5.00%, 07/01/13	12,217
14,135	Series F, GO, FGIC, 5.00%, 07/01/16	14,819
7,560	Los Angeles Wastewater System, Sub Series A, Rev., MBIA, 4.20%, 06/01/13	7,552
2,085	Napa Valley Unified School District, GO, FGIC, 5.00%, 08/01/16	2,174
	Rancho Mirage Redevelopment Agency Tax Allocation
12,350	Series A, MBIA, 5.00%, 04/01/16	12,913
4,180	Riverside Electric, Rev., FSA, 5.25%, 10/01/11	4,505
3,165	Sacramento Municipal Utility District, Series O, Rev., MBIA, 5.25%, 08/15/10	3,365
7,915	San Francisco City & County Public Utilities Commission, Series A, Rev., FSA, 5.00%, 05/01/16	8,274
8,945	San Francisco City & County Unified School District, GO, FSA, 5.00%, 06/15/12	9,310
2,000	Solano County, COP, MBIA, 5.25%, 11/01/12	2,152
5,500	Southern California Public Power Authority, San Juan Power, Power Project, Series B, Rev., Adj., FSA, 5.25%, 01/01/12 (p)	5,921
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.50%, 01/01/13	5,494
	State of California
3,000	GO, 5.00%, 02/01/09	3,095
3,000	GO, 5.00%, 02/01/10	3,124
8,545	GO, 5.00%, 08/01/13	8,820
20,000	GO, 5.00%, 03/01/14	21,238
10,000	GO, 5.00%, 08/01/15	10,372
3,000	GO, 5.25%, 02/01/13	3,167
2,885	GO, 5.75%, 05/01/10 (p)	3,131
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13 State of California, Economic Recovery	5,375
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	24,570
20,000	Series A, GO, MBIA, 5.00%, 07/01/14	21,291
6,580	Temple City Unified School District, FGIC, 5.25%, 08/01/22	7,206
2,000	Torrance, California Unified School District, Election of 1998, Series B, GO, FSA, 5.00%, 08/01/11	2,109
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.00%, 08/01/14	2,813
8,310	West Valley-Mission Community College District, Election of 2006 Series A, GO, FSA, 5.00%, 08/01/16	8,682

		331,538

	Colorado — 1.6%
1,000	Arapahoe County School District No. 5, Cherry Creek, GO, 6.00%, 12/15/09 (p)	1,073
	Colorado Health Facilities Authority, Boulder Hospital
1,145	Series B, Rev., MBIA, 6.00%, 10/01/12	1,269
710	Series C, Rev., MBIA, 6.00%, 10/01/11	779
615	Series C, Rev., MBIA, 6.00%, 10/01/12	682
825	Series C, Rev., MBIA, 6.00%, 10/01/13	921
685	Series C, Rev., MBIA, 6.00%, 10/01/14	771
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.00%, 02/01/12	1,369
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health, Rev., 5.75%, 09/15/08	2,388
100	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/10	101
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.00%, 09/01/10	3,710
5,250	Denver City & County, Series A, Rev., FSA, 5.38%, 09/01/09	5,492
	Denver City & County, Airport
1,640	Series B, Rev., AMT, MBIA, 5.75%, 11/15/06	1,685
3,000	Series E, Rev., FGIC, 5.25%, 11/15/12	3,167
	Douglas County School District No. Re-1, Douglas & Elbert Counties
1,610	GO, FGIC, 5.75%, 12/15/14	1,799
1,690	Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,872
	El Paso County School District No. 11, Colorado Springs
1,000	GO, 7.10%, 12/01/07	1,233
5,000	GO, 7.13%, 12/01/07	6,367

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	El Paso County, School District No. 49 Falcon, Series A, GO, FSA, 5.50%, 12/01/09	2,170
4,800	Jefferson County, School District R-001, GO, MBIA, 6.50%, 12/15/10	5,340
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,086
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	834
1,000	University of Colorado Enterprise Systems, Series B, Rev., FGIC, 5.25%, 06/01/13	1,067

		46,175

	Connecticut — 2.5%
1,250	City of Bridgeport, Series A, GO, AMBAC, 6.50%, 09/01/07	1,293
	City of New Haven
2,625	GO, FGIC 5.00%, 11/01/08	2,706
5	Series A, GO, FGIC, 5.00%, 11/01/08 (p)	5
2,465	Series B, GO, FSA, 6.00%, 11/01/09 (p)	2,669
1,290	City of North Branford, GO, MBIA 5.00%, 10/01/10	1,358
3,425	City of Ridgefield, GO, 5.00%, 09/15/10 (p)	3,628
	City of Stamford
1,155	GO, 5.00%, 07/15/08	1,188
175	Series A, 4.50%, 08/01/07	177
	City of Waterbury
1,990	Series A, GO, FSA, 5.25%, 04/01/11	2,118
3,905	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,243
	Connecticut State Health & Educational Facility Authority
2,000	Series A, Rev., 6.38%, 07/01/10 (p)	2,198
	State of Connecticut
5,000	Series A, GO, 5.25%, 04/15/11	5,334
2,500	Series A, Rev., FGIC 5.50%, 10/01/12	2,732
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,819
3,000	Series B, Rev., FSA, 5.50%, 11/01/09	3,174
1,400	Series B, Rev., MBIA-IBC, 5.13%, 09/01/12	1,547
10,000	Series C, GO, 5.38%, 12/15/10 (p)	10,677
3,300	Series D, GO, 5.13%, 11/15/11 (p)	3,509
9,385	Series E, GO, FSA, 5.50%, 11/15/12	10,214
4,000	University of Connecticut, Series A, GO, FGIC, 5.40%, 03/01/10 (p)	4,318

		70,907

	District of Columbia — 1.3%
	District of Columbia
10,305	Series A, GO, MBIA, 5.50%, 06/01/12	11,172
770	Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	773
3,830	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.25%, 05/15/11	4,052
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.50%, 04/01/09	6,900
	District of Columbia, Certificate Participations
2,000	FGIC, 5.00%, 01/01/13	2,111
2,000	FGIC, 5.25%, 01/01/15	2,150
2,500	FGIC, 5.25%, 01/01/16	2,691
4,130	District of Columbia, Howard University, Rev., MBIA, 5.75%, 10/01/06	4,238
2,450	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	2,458
1,500	George Washington University, Series A, Rev., MBIA, 6.00%, 09/15/09	1,612

		38,157

	Florida — 3.1%
5,250	Broward Count Resource Recovery, Whellabrator, Series A, Rev., 5.00%, 12/01/06	5,283
	City of Gulf Breeze, Miami Beach Local Government
1,435	Series C, Rev., FGIC, 5.00%, 12/01/15	1,499
1,500	Series E, Rev., Adj., FGIC, 5.12%, 12/01/20	1,583
	Clay County Housing Finance Authority, Single Family Mortgage, Multi-County Program
120	Rev., GNMA COLL, FHA, 6.20%, 07/03/06	121
90	Rev., GNMA COLL, FHA, 6.25%, 07/03/06	91
160	Rev., GNMA COLL, FNMA COLL, 5.25%, 04/01/07	160
315	Coral Springs Improvement District, Water & Sewer, GO, MBIA, 6.00%, 06/01/10	328
1,750	Dade County, Aviation, Series B, Rev., AMBAC, 6.40%, 07/03/06	1,765
1,495	Florida State Board of Education, Capital Outlay, Public Education, Series B, GO, 5.25%, 06/01/12	1,607
	Highlands County Health Facilities Authority, Adventist Health
8,000	Rev., Adj., 3.95%, 11/15/32	7,833
6,500	Rev., Adj., 5.00%, 11/15/29	6,700
	Indian River County Hospital District
1,185	Rev., FSA, 5.95%, 10/01/06	1,216
1,285	Rev., FSA, 6.00%, 10/01/06	1,319
5,085	JEA Water & Sewer, Series A, Rev., FGIC, 5.00%, 10/01/13	5,342
5,000	Lee County, School Board, Series A, Rev., FSA, 5.00%, 02/01/14	5,269
	Miami-Dade County

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,225	Series CC, GO, AMBAC, 7.13%, 10/01/14	2,674
2,095	Series DD, GO, AMBAC, 7.75%, 10/01/18	2,756
	Miami-Dade County School Board
3,000	Series B, COP, Adj., MBIA, 5.00%, 05/01/31	3,138
3,000	Series B, COP, Adj., MBIA, 5.50%, 05/01/30	3,204
30,000	Orlando Utilities Commission, Water & Electric, Multi-Modal, Series A, Rev., Adj., 4.10%, 10/01/23 (m)	30,185
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., Adj., 4.75%, 06/01/09	4,106
1,000	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,089
3,065	Volusia County, Gas Tax, Rev., FSA, 5.00%, 10/01/14	3,258

		90,526

	Georgia — 2.7%
1,000	City of Atlanta Airport Facilities, Series A, Rev., AMBAC, 6.50%, 01/01/07 (p)	1,017
	De Kalb County, Water & Sewer Authority
4,150	Series B, Rev, 5.25%, 10/01/22	4,573
8,660	Series B, Rev., 5.25%, 10/01/23	9,557
1,720	Forsyth County, School District, GO, 5.00%, 07/01/11	1,826
	Fulton County School District
3,280	GO, 6.38%, 05/01/13	3,764
2,630	GO, 6.38%, 05/01/14	3,050
	Georgia Municipal Electric Authority Power
6,250	Series A, Rev., 6.50%, 01/01/12	6,819
190	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08 (p)	200
125	Series Y, Rev., 6.40%, 01/01/09 (p)	133
55	Series Y, Rev, 10.00%, 01/01/10 (p)	66
	Georgia Municipal Electric Authority, Power, Unrefunded Balance
4,810	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08	5,049
2,875	Series Y, Rev., 6.40%, 01/01/09	3,053
945	Series Y, Rev., 10.00%, 01/01/10	1,134
5,000	Gwinnett County School District, Series B, GO, 6.40%, 02/01/08	5,221
	Metropolitan Atlanta Rapid Transit Authority
2,500	Series N, Rev., MBIA, 6.25%, 07/01/18	2,865
3,000	Series P, Rev., AMBAC 6.20%, 07/01/07	3,081
5,000	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,468
	State of Georgia
10,700	Series B, GO, 6.30%, 03/01/10	11,657
1,685	Series C, GO, 6.00%, 07/01/06 (p)	1,688
2,315	Series C, GO, 6.00%, 07/01/06	2,320
5,000	Series D, GO, 5.80%, 11/01/09 (p)	5,430

		77,971

	Hawaii — 0.2%
	Honolulu City & County
2,000	Series A, GO, 7.35%, 07/01/06	2,006
1,000	Series A, GO, FSA-CR, 5.60%, 04/01/07 (p)	1,016
3,335	State of Hawaii, Series CM, GO, FGIC, 6.00%, 12/01/10	3,639

		6,661

	Illinois — 5.6%
	Chicago Emergency Telephone System
1,370	GO, FGIC, 5.25%, 01/01/13	1,471
1,000	GO, FGIC, 5.25%, 01/01/15	1,080
14,025	Chicago Metropolitan Water Reclamation District, GO, 5.50%, 12/01/09	14,818
	Chicago Metropolitan Water Reclamation District, Capital Improvement Bonds
10,000	GO, 5.50%, 12/01/12 (p)	10,808
1,500	GO, 7.00%, 01/01/08 (p)	1,577
1,000	GO, 7.25%, 12/01/12 (p)	1,191
3,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 07/03/06	3,064
	Chicago Park District
1,090	Series B, GO, FGIC, 5.50%, 01/01/11	1,155
5,990	Series B, GO, FGIC, 5.50%, 01/01/21 (p)	6,425
5,300	Chicago Public Building Commission Building, Series A, MBIA, Rev, 5.25%, 12/01/11	5,668
3,275	Chicago Tax Increment, Junior Lien, Near South Redevelopment Project, Tax Allocation, Series A, ACA, 5.00%, 11/15/07	3,327
2,130	Chicago, Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.75%, 12/01/14	2,370
7,500	Chicago, City Colleges, Capital Improvement, Series A, FSA, 5.00%, 01/01/15	7,829
	City of Chicago
5,000	Series A, GO, FGIC, 6.75%, 07/01/10 (p)	5,608
11,955	Series A, Rev., FGIC, 5.25%, 01/01/16	12,733
6,915	Series A, Rev, GO, MBIA, 5.25%, 06/01/13	7,416
3,445	Cook County, GO, MBIA, 7.25%, 11/01/07 (p)	3,537
3,000	Du Page County, Rev., FSA, 5.75%, 07/01/11 (p)	3,272
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.38%, 10/01/15	2,774
1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/10 (p)	1,840

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,240	Illinois Health Facilities Authority, Riverside Health Systems, Rev., 6.75%, 11/15/10	3,428
	Metropolitan Pier & Exposition Authority, McCormick Convention,
1,450	Rev., 5.75%, 07/01/06 (p)	1,452
1,330	Series A, Rev., 8.50%, 06/15/06 (p)	1,333
2,660	Metropolitan Pier & Exposition Authority, Dedicated State Tax, Series A-2002, Rev., 8.50%, 06/15/06 (p)	2,665
100	Metropolitan Pier & Exposition Authority, Dedicated State Tax, Unrefunded Balance Series A-2002, Rev., 8.50%, 06/15/06	100
	Regional Transportation Authority
6,600	Series A, Rev., AMBAC, 6.40%, 06/01/12	7,341
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,112
2,810	Series D, Rev., FGIC, 7.75%, 06/01/07	2,921
2,600	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2, Rev., MBIA, 5.25%, 10/01/16	2,795
	State of Illinois
2,000	GO, MBIA, 5.25%, 06/01/08 (p)	2,079
3,125	Rev., 5.00%, 06/15/13	3,320
8,885	Series A, GO, 5.00%, 03/01/14	9,255
2,400	Series P, Rev., 6.50%, 06/15/13	2,651
11,670	Town of Cicero, Tax Increment Series A, GO, XLCA, 5.25%, 01/01/15	12,440
1,025	Will County High School District No. 204, Joliet, Limited Tax, GO, FSA, 5.38%, 12/01/11	1,099
	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation
1,350	GO, FGIC, 6.35%, 06/01/07	1,385
4,420	GO, FSA, Zero Coupon, 01/01/13	3,358
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, Rev., MBIA, 5.00%, 12/30/15	4,504

		161,201

	Indiana — 1.1%
3,000	Brownsburg 1999 School Building Corp., Series B, Rev., FSA, 5.00%, 07/15/15	3,132
3,425	Central High School Building Corp., Indiana First Mortgage, Rev., AMBAC, 5.50%, 08/01/07	3,470
3,735	City of Indianapolis, Economic Development, Knob In the Woods Project, Rev., Adj., FNMA COLL, 3.45%, 12/01/24	3,612
1,600	City of Indianapolis, Local Public Improvements Bond Bank, Series B, Rev, 6.00%, 01/10/20	1,820
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,769
1,080	City of Indianapolis, Fifth Avenue Housing Development Corp., Industrial Mortgage, Section 8 Assisted Project, Series A, Rev., FHA, 5.05%, 07/03/06	1,080
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.00%, 08/01/16	2,098
1,800	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.88%, 01/01/10	1,923
5,555	Indiana State Office Building Commission, Rev., AMBAC, 5.50%, 07/01/09 (p)	5,895
1,500	Indiana Transportation Finance Authority, Airport Facilities, Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,659
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	2,507
3,000	Indianapolis Airport Authority, Special Facilities, Fed Ex Corp. Project, Rev., 5.10%, 01/15/17	3,089
500	Pike County, Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.20%, 01/15/10 (p)	529

		32,583

	Iowa — 0.7%
	City of Muscatine
3,725	Series A, Rev., AMBAC 5.50%, 01/01/09	3,889
3,000	Series A, Rev., AMBAC 5.50%, 01/01/10	3,176
6,920	Iowa Finance Authority, Hospital Facilities, Rev., 6.75%, 02/15/10 (p)	7,686
1,000	Iowa Higher Education Loan Authority, Rev., ACA, 5.75%, 10/01/12 (p)	1,097
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset Backed, Series B, Rev., 5.50%, 06/01/11 (p)	5,361

		21,209

	Kansas — 0.8%
1,600	Butler County Public Building Commission, Community Improvement, Public Facilities Project, Rev., MBIA, 5.35%, 10/01/10	1,692
	Johnson County Unified School District 232
5,000	GO, FSA, 5.25%, 09/01/15 (p)	5,355
1,175	GO, FSA, 5.00%, 09/01/10 (p)	1,233
1,865	GO, FSA, 5.25%, 09/01/10 (p)	1,975
4,500	GO, FSA, 5.50%, 09/01/10 (p)	4,809
6,365	Wyandotte County School District No. 500, GO, FSA, 5.50%, 09/01/12 (p)	6,940

		22,004

	Kentucky — 0.8%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 07/03/06	325
1,000	Kenton County Public Properties Corp., Package Facilities Project, First Mortgage, Series A, Rev., 5.63%, 12/01/06 (p)	1,020

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Kentucky Area Development Districts, City of Ewing
1,015	Series C, Rev., 5.60%, 06/01/10	1,084
745	Series C, Rev., 5.85%, 06/01/10	800
6,500	Kentucky State Property & Buildings Commission, Rev., MBIA, 5.13%, 10/01/13 (p)	6,995
5,905	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,242
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.50%, 11/01/11	1,078
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.00%, 07/01/12	5,206

		22,750

	Louisiana — 1.0%
2,855	New Orleans Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	3,108
11,270	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.00%, 03/01/16	11,822
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.30%, 07/01/30	3,881
1,000	Port New Orleans Board of Commissioners, Sport Facilities, Rev., AMBAC, 5.50%, 04/01/08	1,025
4,975	Saint Tammany Parish Sales Tax District No 3 Sales & Use Tax Revenue, Rev., CIFG, 5.00%, 06/01/16	5,157
4,980	State of Louisiana, Series A, GO, FGIC, 5.00%, 04/01/09	5,142

		30,135

	Maine — 0.1%
2,765	Maine Municipal Bond Bank, Series D, Rev., 5.13%, 11/01/11	2,926

	Maryland — 0.8%
	Maryland State Stadium Authority Lease, Convention
3,000	Rev., AMBAC, 5.80%, 07/03/06	3,033
3,000	Rev., AMBAC, 5.75%, 07/03/06	3,032
7,809	State of Maryland, Rev., 5.19%, 07/01/16 (i)	8,265
7,355	Washington Suburban Sanitation District, General Construction, GO, 5.00%, 06/01/12	7,846

		22,176

	Massachusetts — 3.8%
	Commonwealth of Massachusetts
4,000	Series A, GO, 5.38%, 08/01/08	4,138
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,452
	Commonwealth of Massachusetts Consolidated Lien
2,560	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	2,733
2,915	Series D, GO, MBIA, 5.50%, 11/01/11 (p)	3,148
18,545	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, FSA, 5.75%, 12/15/10 (m)	19,946
	Massachusetts Bay Transportation Authority, General Transportation Systems
5,650	Series A, Rev., 7.00%, 03/01/08	5,955
2,045	Series A, Rev., MBIA, 5.50%, 03/01/14	2,245
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed, Series A, Rev., 7.50%, 05/01/11	1,646
11,500	Massachusetts State Turnpike Authority, Series A, Rev., 5.00%, 01/01/13 (p)	12,059
	Massachusetts State Water Pollution Abatement, MWRA Program
7,275	Sub Series A, Rev., 6.00%, 08/01/09	7,815
2,225	Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,399
	Massachusetts State, Federal Highway, GAN
1,500	Series A, Rev., 5.50%, 12/15/07	1,542
4,000	Series A, Rev., 5.50%, 12/15/09	4,229
3,300	Series A, Rev., 5.75%, 06/15/09	3,486
	Massachusetts Water Resources Authority
4,880	Series A, Rev., FGIC, 5.50%, 11/01/06 (p)	4,969
2,000	Series A, Rev., FSA, GO, 5.50%, 08/01/13	2,194
3,000	Series C, Rev., FGIC-TCRS, GO, 5.25%, 12/01/15	3,222
11,645	University of Massachusetts Building Authority, Series A, Rev., MBIA, 5.13%, 11/01/14 (p)	12,587
11,395	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	12,518

		110,283

	Michigan — 3.4%
3,910	City of Grand Rapids, Rev., FGIC, 5.75%, 01/01/11	4,217
	Michigan Municipal Bond Authority, Clean Water Revolving Fund
3,000	Rev., 5.38%, 10/01/12	3,220
7,400	Rev., 5.50%, 10/01/14	8,179
	Michigan State Building Authority, Facilities Program
2,500	Series I, Rev., 5.50%, 10/15/11	2,689
1,000	Series II, Rev., 5.38%, 10/15/07 (p)	1,033
1,750	Michigan State Hospital Finance Authority, Henry Ford Health Systems Rev., AMBAC, 6.00%, 09/01/11	1,930
	Michigan State Hospital Finance Authority, Ascension Health Credit
13,050	Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	14,213
10,000	Series B, Rev, Adj., 5.30%, 11/15/33	10,080
	Michigan State Hospital Finance Authority, Trinity Health
4,160	Series A, Rev., 6.00%, 12/01/10	4,526
4,405	Series A, Rev., 6.00%, 12/01/10	4,796
921	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.80%, 08/20/12	939

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,750	Michigan State Trunk Line, Series A, Rev., 5.25%, 11/01/13	11,631
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., Adj., AMBAC, 4.65%, 10/01/24	16,410
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,147
	Royal Oak Hospital Finance Authority, William Beaumont Hospital
3,000	Rev., 6.25%, 01/01/09	3,168
5,445	Rev., 6.25%, 01/01/11	5,934
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,069
1,800	Wayne County, COP, AMBAC, 5.63%, 05/01/11	1,881

		99,062

	Minnesota — 1.1%
	Minnesota Housing Finance Agency, Single Family Mortgage
355	Series C, Rev., AMT, GO, 4.85%, 07/01/09	356
395	Series G, Rev., AMT, GO, 6.25%, 07/03/06	403
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.25%, 10/01/14	1,054
8,730	State of Minnesota, GO, 5.50%, 06/01/09	9,182
	University of Minnesota
5,000	Series A, Rev., GO, 5.75%, 07/01/10 (p)	5,379
6,000	Series A, Rev., GO, 5.75%, 07/01/11 (p)	6,545
8,000	Series A, Rev., GO, 5.75%, 07/01/15 (p)	8,983

		31,902

	Mississippi — 1.0%
1,190	Mississippi Higher Education Assistance Corp., Series B-3, Rev., GTD Student Loan, 5.30%, 09/01/08	1,216
	State of Mississippi
2,000	GO, 5.75%, 12/01/12	2,203
10,535	GO, 6.20%, 02/01/08 (p)	10,891
9,600	Series B, GO, 5.90%, 11/15/08	10,073
5,000	Series D, GO, MBIA-IBC, 5.00%, 11/01/19	5,370

		29,753

	Missouri — 1.2%
5,700	Clay County Public School District No. 53 Liberty, Direct Deposit Program GO, FSA, 5.25%, 03/01/14	6,163
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing
290	Series III, Rev., FHA, 4.70%, 12/01/11	298
285	Series III, Rev., FHA, 4.80%, 12/01/11	293
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage
6,570	Series B-1, Rev., Adj., AMT, GNMA/FNMA COLL, 5.38%, 03/01/13	6,710
10,055	Series C-1, Rev., Adj., AMT, GNMA/FNMA COLL, 4.80%, 03/01/12	10,087
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.50%, 07/01/12	1,207
4,000	Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Rev., 6.75%, 05/15/12 (p)	4,597
3,205	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	3,423
3,105	St. Louis Land Clearance Redevelopment Authority, Westminster Place Apartments, Series A, Rev., Adj., FNMA COLL, 5.95%, 04/01/07	3,132

		35,910

	Montana — 0.0% (g)
260	Montana Board of Housing, Single Family Mortgage, Series A-2, Rev., AMT, 5.10%, 06/01/09	261

	Nebraska — 0.4%
3,940	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, GTD STD LNS, 6.20%, 06/01/13	3,959
6,665	Nebraska Public Power District, Series B, Rev., MBIA, 5.25%, 01/01/08	6,870

		10,829

	Nevada — 0.9%
3,215	Clark County, GO, FGIC, 5.50%, 06/01/09	3,373
	Clark County School District
2,750	Series A, GO, MBIA, 5.00%, 12/15/13	2,903
1,500	Series A, GO, MBIA, 7.00%, 06/01/10	1,674
8,200	Series A, GO, MBIA, 7.00%, 06/01/11	9,350
8,200	Clark County, PCR, Nevada Power Co. Project, Series D, Rev., ACA, 5.30%, 07/03/06	8,206

		25,506

	New Hampshire — 0.1%
	New Hampshire Health & Education Facilities Authority, University System
1,375	Rev., AMBAC, 5.50%, 07/01/11 (p)	1,496
705	Rev., AMBAC, 5.50%, 07/01/11 (p)	761

		2,257

	New Jersey — 7.1%
890	Federak Regional High School District, FGIC, GO, 5.00%, 03/01/19	964
26,000	Garden State Preservation Trust, Open Space & Farmland, 2005 Series A, Rev., FSA, 5.80%, 11/01/15	29,397
4,965	City of Jersey City, Series A, Rev., GO, MBIA, 5.00%, 09/01/08 (p)	5,108
	City of Jersey City, Public Improvement
3,030	Series A, GO, MBIA, 5.25%, 09/01/14	3,267
3,090	Series A, GO, MBIA, 5.25%, 09/01/14	3,325

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

145	Lindenwold Boro, School District, GO, MBIA, 5.00%, 06/01/14	155
	New Jersey Economic Development Authority, Cigarette Tax
7,500	Rev., 5.63%, 06/15/07	7,625
4,500	Rev., FGIC, 5.00%, 06/15/09	4,650
15,395	New Jersey Economic Development Authority, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	16,493
	New Jersey Economic Development Authority, School Facilities Constructions
4,000	Series O, Rev., 5.00%, 03/01/15	4,187
10,000	Series O, Rev., 5.25%, 03/01/15	10,589
5,000	Series O, Rev., 5.25%, 03/01/15	5,298
3,000	New Jersey Economic Development Authority, Transportation Project, Sublease, Series B, Rev., FSA, 5.50%, 05/01/07	3,051
7,825	New Jersey State Transit Corp., Federal Transportation Administration Grants, COP, Series B, AMBAC, 5.50%, 09/15/11	8,418
	New Jersey State Turnpike Authority
2,630	Rev., 5.70%, 07/03/06 (p)	2,775
4,950	Series C, Rev., MBIA-IBC, 6.50%, 01/01/08 (p)	5,166
2,220	Series G, Rev., 5.75%, 07/03/06 (p)	2,290
	New Jersey Transportation Trust Fund Authority, Transportation System
30,000	Rev., AMBAC, Zero Coupon, 12/15/35	6,943
4,570	Series A, Rev., 5.75%, 06/15/15 (p)	5,133
15,235	Series B, Rev, MBIA, 5.25%, 12/15/14	16,477
7,000	Series B, Rev., 6.00%, 06/15/07 (p)	7,171
2,395	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	2,660
5,020	Series C, Rev., 5.00%, 06/15/10 (p)	5,261
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,176
12,000	Series D, Rev., FSA, 5.00%, 06/15/15	12,559
	State of New Jersey
10,000	GO, 5.50%, 05/01/07	10,170
4,750	Series E, GO, 6.00%, 07/15/09	5,063
7,750	Series P, Rev., 5.25%, 09/01/15	8,227

		204,598

	New Mexico — 0.4%
6,000	New Mexico Finance Authority, Series A, Rev., MBIA, 5.25%, 06/15/14	6,422
2,135	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series D, Rev., AMT, Adj., GNMA/FNMA/FHLMC COLL, 6.12%, 09/01/12	2,281
	University of New Mexico, Capital Appreciation, Sub Lien
1,030	Series B, Rev., MBIA, Zero Coupon, 06/01/07	992
1,000	Series B, Rev., MBIA, Zero Coupon, 06/01/08	926
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	992

		11,613

	New York — 11.6%
12,405	Battery Park City Authority, Series A, Rev., 5.25%, 11/01/13	13,406
2,158	Dormitory Authority of the State of New York, Rev., 3.92%, 03/27/07 (i)	2,157
4,000	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13	4,259
	Erie County TOB Asset Securitization Corp., Asset Backed
1,160	Class A, Rev., 5.38%, 07/15/10 (p)	1,228
1,505	Class A, Rev., 5.50%, 07/15/10 (p)	1,616
1,025	Class A, Rev., 5.50%, 07/15/10 (p)	1,101
	Long Island Power Authority, Electric Systems
4,450	Series A, Rev., AMBAC, 5.50%, 12/01/10	4,772
4,225	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	4,628
1,500	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,656
	Metropolitan Transportation Authority, Service Contract
22,630	Series A, Rev., 5.50%, 07/01/17 (m)	24,972
2,500	Series E-1, Rev., Adj., 3.49%, 06/02/06	2,500
	New York City
1,770	Series A, GO, 5.00%, 08/01/07	1,798
105	Series A, GO, 7.00%, 08/01/06 (p)	107
2,865	Series B, GO, 5.00%, 08/01/07	2,911
6,055	Series B, GO, 5.50%, 12/01/11 (p)	6,587
650	Series D, GO, 5.25%, 08/01/08	671
2,100	Series D, GO, 5.75%, 08/01/07	2,150
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09	4,349
2,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,203
1,500	Series E, GO, 5.75%, 08/01/12	1,641
540	Series G, GO, 5.25%, 08/01/08 (p)	558
11,500	Series G, GO, 5.50%, 08/01/09	12,087
5,000	Series G, GO, 5.00%, 08/01/14	5,291
10,000	Series H, GO, 5.25%, 03/15/11	10,620
3,000	Series L, GO, 5.63%, 08/01/07	3,068
1,165	Series M, Rev., GO, AMBAC, 5.30%, 06/01/07 (p)	1,196
1,235	Series M, Rev., GO, AMBAC, 5.30%, 06/01/07 (p)	1,264
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.00%, 06/15/16	2,604
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.00%, 11/01/15	1,573
4,520	New York City Transitional Finance Authority, Future Tax Secondary, Series C, Rev., 5.50%, 05/01/10 (p)	4,856
	New York City Transitional Finance Authority, Future Tax Secured
24,000	Series A, Rev., Adj., 5.50%, 11/01/11 (m)	25,807
4,000	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	4,315
5,525	Series C, Rev., AMBAC, 5.25%, 08/01/12	5,912

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New York City, Unrefunded Balance
2,495	Series A, GO, 7.00%, 08/01/06	2,545
4,460	Series G, GO, 5.25%, 08/01/08	4,606
65	Series I, GO, MBIA-IBC, 5.75%, 07/03/06	66
6,300	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07	6,431
	New York State Dormitory Authority
5,000	Series F, Rev., FSA, 5.00%, 03/15/14	5,325
4,010	Rev., MBIA, 5.00%, 07/01/16	4,223
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,442
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/14	1,651
4,025	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,395
	New York State Dormitory Authority, Student University Dormitory Facilities
3,590	Rev., 5.38%, 07/01/12 (p)	3,894
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,643
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking
21,110	Series D, Rev., 5.38%, 06/15/12	22,691
18,000	Sub Series E, Rev., 5.38%, 06/15/12	19,421
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	4,064
	New York State Thruway Authority, Service Contract, Local Highway & Bridge
5,000	Rev., 5.10%, 04/01/07	5,124
10,000	Rev., 5.20%, 04/01/07	10,308
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.50%, 01/01/10	5,568
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.60%, 04/01/15	1,088
	Sales Tax Asset Receivables Corp.
30,000	Series A, Rev., MBIA, 5.00%, 10/15/14	31,383
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	7,177
4,840	State of New York, Series B, GO, 5.70%, 07/03/06	4,896
	Tobacco Settlement Financing Authority
4,000	Series C-1, Rev., 5.50%, 06/01/12	4,281
4,000	Series C-1, Rev., 5.50%, 06/01/13	4,313
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., GO, 5.25%, 11/15/12	10,719

		335,117

	North Carolina — 1.1%
3,000	Cabarrus County, Installment Financing Contract, COP, 5.75%, 04/01/11	3,276
3,015	Durham County, Public Improvement, Series B, GO, 5.00%, 04/01/12	3,159
640	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.13%, 07/01/08	648
	North Carolina Municipal Power Agency No. 1, Catawba Electricity
9,155	Rev., AMBAC, 6.00%, 01/01/08	9,474
2,500	Rev., MBIA-IBC, 7.25%, 01/01/07	2,551
6,275	Series B, Rev., 6.25%, 01/01/07	6,365
5,000	State of North Carolina, Public Improvement,
	Series A, Rev., GO, 5.00%, 09/01/07	5,087

		30,560

	North Dakota — 0.2%
4,455	North Dakota State Housing Finance Agency, Housing Finance Program, Series C, Rev., 5.55%, 07/01/10	4,503

	Ohio — 2.9%
10,000	Butler County Transportation Improvement District, Series A, Rev., FSA, 5.13%, 04/01/08 (p)	10,444
1,250	City of Cincinnati, GO, 5.38%, 12/01/10	1,322
1,800	City of Columbus, Series 1, GO, 5.50%, 11/15/10 (p)	1,945
825	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.60%, 05/15/12	861
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.00%, 12/01/12	1,616
	Franklin County, Economic Development, Capitol South Community Urban
1,395	Rev., 5.00%, 06/01/07	1,405
1,465	Rev., 5.25%, 06/01/08	1,486
1,115	Rev., 5.50%, 06/01/09	1,140
	Franklin County, Online Computer Library Center
2,065	Rev., 5.00%, 04/15/08	2,107
550	Rev., 5.00%, 04/15/09	565
5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/11	5,879
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 07/03/06	4,085
3,000	Ohio Air Quality Development Authority, Edison Project, Series A, Rev., Adj., AMBAC, 3.25%, 07/03/06	2,965
355	Ohio Capital Corporation For Housing Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.90%, 07/03/06	355
9,220	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.00%, 03/01/14	9,411
4,000	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., 5.75%, 04/01/10 (p)	4,324

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,235	Ohio State Water Development Authority, Rev., 9.38%, 12/01/06 (p)	1,356
3,360	Ohio State, Infrastructure Improvements, Series D, GO, 5.00%, 03/01/14	3,527
6,100	RiverSouth Authority, RiverFront Area Redevelopment, Series A, Rev., 5.25%, 06/01/14	6,503
9,000	State of Ohio, Highway Capital Improvement, Series H, Rev., GO, 5.00%, 05/01/13	9,600
5,730	State of Ohio, Infrastructure Improvements, Series D, GO, 5.00%, 03/01/14	6,018
2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project, Series B, Rev., 6.25%, 11/15/14	2,223
	Warrensville Height City School District, School Improvement
1,075	GO, FGIC, 7.00%, 12/01/13	1,282
1,150	GO, FGIC, 7.00%, 12/01/14	1,389
1,000	GO, FGIC, 7.00%, 12/01/11	1,154
1,000	GO, FGIC, 7.00%, 12/01/12	1,174

		84,136

	Oklahoma — 0.2%
2,500	Oklahoma Industries Authority, Health System, Baptist Center, Series C, Rev., AMBAC, 6.25%, 07/03/06 (p)	2,555
4,000	Oklahoma State Capital Improvement Authority, Rev., MBIA, 5.00%, 06/01/08	4,102

		6,657

	Oregon — 0.7%
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.38%, 08/15/09	3,116
	Lane County School District No. 40, Creswell
5,405	GO, SCH BD GTY, 6.00%, 06/15/10 (p)	5,859
1,000	Lane County School District No. 52, Bethel GO, FSA, 6.00%, 06/01/06	1,000
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.30%, 01/01/09	1,375
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.50%, 11/15/12 (p)	3,278
2,405	Polk Marion & Benton School District No. 13J,. GO, FSA, 5.75%, 06/15/10 (p)	2,586
2,095	Washington County, GO, 5.50%, 06/01/11 (p)	2,259
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., FGIC, 5.75%, 10/01/11	1,149

		20,622

	Pennsylvania — 1.4%
8,070	Allegheny County, Series C-57, GO, FGIC, 5.25%, 11/01/13	8,748
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.38%, 12/01/11	5,380
3,705	Commonwealth of Pennsylvania Fourth Series, Rev., 5.00%, 07/01/13	3,948
4,800	Delaware Valley Regional Financial Authority, Local Government, Series A, Rev., AMBAC, 5.50%, 08/01/28	5,382
1,250	Indiana County IDA, New York State Electric & Gas Corp., Series A, Rev., MBIA, 6.00%, 06/01/06	1,250
210	Parkland, School District, GO, FGIC, 5.38%, 09/01/15	230
10,166	Pennsylvania Higher Education Assistance Agency, Rev., 4.64%, 04/30/09 (i)	10,242
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,586
175	Peters Township, School District, Washington County, Series B, GO, FSA, 5.00%, 12/01/13	187
3,500	Philadelphia Authority for Industrial Development, Academy National Sciences Project, Rev., 2.15%, 01/01/18 (i)	3,493

		40,446

	Puerto Rico — 1.1%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.75%, 07/01/10 (p)	3,768
	Commonwealth of Puerto Rico
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,376
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,781
3,000	Series C, GO, Adj., MBIA, 5.00%, 07/01/28	3,068
1,000	Puerto Rico Electric Power Authority, Series LL, Rev., MBIA, 5.50%, 07/01/17	1,114
	Puerto Rico Highway & Transportation Authority
3,000	Series AA, Rev., Adj., FSA, 5.00%, 07/01/10	3,127
3,000	Series AA, Rev., MBIA, FSA, 5.50%, 07/01/18	3,339
3,000	Puerto Rico Municipal Finance Agency, Series C, Rev., GO, CIFG, 5.25%, 08/01/20	3,276
2,070	University of Puerto Rico, Series N, Rev., MBIA, 6.25%, 06/01/07	2,123

		30,972

	South Carolina — 2.1%
2,395	Charleston County, Transition Sales Tax, GO, 5.00%, 11/01/15	2,524
2,810	Charleston County, Public Improvement, GO, 6.13%, 09/01/09	3,033
16,605	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.00%, 12/01/14	17,406

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,610	Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.00%, 01/01/16	4,810
1,000	Piedmont Municipal Power Agency, Electric, Rev., MBIA, 6.20%, 01/01/08 (p)	1,039
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	10,005
	South Carolina Jobs & Economic Development Authority, Hospital Facilities Improvement, Palmetto Health Alliance
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	6,007
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,460
	South Carolina Jobs & Economic Development Authority, Hospital Facilities, Georgetown Memorial Hospital
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,282
1,065	Rev., RADIAN, 5.25%, 02/01/11	1,107
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.25%, 01/01/10	10,425

		61,098

	South Dakota — 0.1%
1,393	Heartland Consumers Power District, Rev., 6.38%, 01/01/16 (p)	1,554
750	South Dakota Housing Development Authority, Homeownership Mortgage, Series D, Rev., 4.70%, 05/01/10	768

		2,322

	Tennessee — 1.3%
2,830	Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiative, Series A, Rev., 5.50%, 12/01/06	2,855
1,910	City of Lawrenceburg, Electric, Rev., MBIA, 6.63%, 07/01/18	2,313
4,880	City of Memphis, GO, MBIA-IBC, 5.25%, 11/01/13	5,290
6,820	Knox County, Public Improvement, GO, 6.00%, 05/01/08 (p)	7,175
1,295	Municipal Energy Acquisition Corp., Gas, Rev., FSA, 4.13%, 03/01/09	1,310
	Tennergy Corp., Gas
3,850	Rev., MBIA, 5.00%, 06/01/07 (p)	3,903
7,285	Rev., MBIA, 5.00%, 06/01/09 (p)	7,554
2,985	Tennessee Housing Development Agency, Homeownership Program, Issue 3A, Rev., AMT, GO, Zero Coupon, 07/01/06	2,974
2,860	Tennessee State School Bond Authority, Higher Education Facilities, Second Program, Series A, Rev., FSA, 5.00%, 05/01/08	2,932

		36,306

	Texas — 8.4%
2,300	Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/15	2,392
	Alvin Independent School District/TX
3,205	Rev., 3.60%, 02/15/22 (i)	3,137
3,375	Rev., 3.60%, 02/15/22 (i)	3,304
2,945	Arlington Independent School District, GO, PSF-GTD, 4.75%, 02/15/08	2,960
2,000	Austin Independent School District, Public Property Finance Contractual Obligation, GO, MBIA, 5.25%, 02/01/08 (p)	2,051
1,310	Austin, Capital Appreciation, Rev., FGIC, Zero Coupon, 05/15/17	794
18,495	Beaumont, TX Water & Sewer, Rev., 3.50%, 09/01/23 (i)	18,332
1,435	Carroll Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/08	979
440	Cedar Hill Independent School District, Capital Appreciation, GO, Zero Coupon, 08/15/09 (p)	325
405	Cedar Hill Independent School District, Unrefunded Balance, Capital Appreciation, GO, Zero Coupon, 08/15/09 (p)	296
170	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA, 8.20%, 04/01/22	172
5,000	City of Austin, Rev., MBIA, 5.25%, 05/15/13	5,330
3,200	City of Dallas, Improvement, Rev., MBIA, 5.25%, 08/15/07	3,260
	City of Houston
8,675	Series A, GO, 5.50%, 03/01/08	8,937
6,140	Series A, Rev., MBIA, 5.25%, 05/15/14	6,492
1,700	City of Southlake, GO, AMBAC, Zero Coupon, 02/15/09 (p)	1,264
5,000	Coastal Bend Health Facilities Development Corp.,3 Rev., AMBAC, 5.93%, 11/15/13 (p)	5,578
5,205	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09	3,049
1,305	Dallas County Flood Control District, GO, 9.25%, 04/01/10 (p)	1,426
5,000	Dallas Waterworks & Sewer System, Improvement, Rev., FSA, 5.38%, 04/01/13	5,364
13,085	El Paso, GO, MBIA, 5.00%, 08/15/15	13,623
2,000	Granbury Independent School District, Series A, GO, 5.00%, 08/01/15	2,083
	Granbury, Independent School District, Capital Appreciation
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,125
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,040
7,545	Harris County Flood Control District, Series A, GO, 5.25%, 10/01/14	8,124

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,000	Harris County Hospital District, Rev., MBIA, 6.00%, 08/15/10	5,383
1,250	Harris County Toll Road, Series B, GO, MBIA, 6.50%, 08/15/13	1,441
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,018
2,000	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,543
10,000	Houston Independent School District, Capital Appreciation, Series A, GO, PSF-GTD, Zero Coupon, 02/15/09	7,269
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	2,999
	Irving Independent School District
2,000	GO, PSF-GTD, 5.25%, 02/15/13	2,150
2,000	GO, PSF-GTD, 5.25%, 02/15/14	2,157
1,520	Katy Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,598
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09	4,658
5,875	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Rev., 5.25%, 07/01/08	6,064
4,000	Lubbock, Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.75%, 12/01/10 (p)	4,481
15,000	Pearland Texas Independent School District, Rev., 4.26%, 08/15/06 (i)	14,634
2,505	Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/14	2,597
9,825	Southlake Texas, GO, AMBAC, 5.00%, 02/15/13	10,180
7,500	State of Texas, Series A, GO, 6.00%, 10/01/09	8,026
1,000	State of Texas, Public Financing Authority, Series A, GO, 5.50%, 10/01/11	1,078
3,000	State of Texas, College Student Loan, GO, GTD Student Loans, 5.25%, 08/01/07	3,052
3,000	State of Texas, Public Financing Authority, GO, 5.50%, 10/01/08	3,121
5,000	Tarrant Regional Water District, Rev., FSA, 5.38%, 03/01/13	5,388
5,200	Texas Municipal Power Agency, Rev., MBIA, 5.50%, 09/01/10	5,545
3,900	Texas Public Finance Authority, GO, 5.00%, 10/01/12	4,082
4,900	Texas State Turnpike Authority, Rev., FGIC, 5.50%, 01/01/08	5,115
2,540	Texas Tech University Revenues, Improvements, Financing System, Series 6, Rev., AMBAC, 5.25%, 02/15/09	2,630
	Texas Water Development Board, State Revolving Fund, Senior Lien
4,500	Series A, Rev., 5.00%, 07/15/07	4,567
3,000	Series A, Rev., 5.25%, 07/15/08	3,093
3,175	Series B, Rev., 5.25%, 07/15/07	3,258
1,000	Series A, Rev., 5.63%, 07/15/09	1,052
3,750	Series A, Rev., 5.63%, 07/15/10	3,992
7,385	Tomball Independent School District, Series B, Adj., GO, 3.45%, 02/15/26 (i)	7,306
3,390	University of North Texas, Series A, Rev., FGIC, 5.00%, 04/15/12	3,503
4,095	University of Texas, Series B, Rev., 5.00%, 08/15/12	4,344

		242,761

	Utah — 0.5%
	Intermountain Power Agency
715	Series A, Rev., MBIA-IBC, 6.15%, 07/01/06 (p)	731
10	Series A, Rev., MBIA-IBC, 6.15%, 07/01/06	10
	Intermountain Power Agency, Utah Power Supply
3,185	Series A, Rev., MBIA-IBC, 6.15%, 07/01/06 (p)	3,283
3,800	Series B, Rev., MBIA, 6.50%, 07/01/10	4,184
2,840	Salt Lake City, GO, 5.50%, 06/15/10 (p)	3,029
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,811
10	Salt Lake City, Unrefunded Balance, GO, 5.50%, 06/15/10	11

		13,059

	Vermont — 0.2%
4,100	City of Burlington, Electric, Series A, Rev., MBIA, 6.38%, 07/01/09	4,411

	Virgin Islands — 0.4%
2,135	Virgin Islands Public Finance Authority, Gross Receipts, Series A, Rev., 5.63%, 10/01/10	2,196
5,000	Virgin Islands Public Finance Authority, Senior Lien, Fund Lien Notes, Series C, Rev., 5.50%, 10/01/06	5,028
3,070	Virgin Islands Water & Power Authority, Electric Systems, Rev., 5.25%, 07/01/07	3,104

		10,328

	Virginia — 1.3%
4,400	Fairfax County, Public Improvement, Series A, Rev., 5.50%, 06/01/06	4,400

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Virginia Commonwealth Transportation Board
5,620	Rev., 5.00%, 05/15/16	5,908
6,000	Anticipation Note Rev., 5.50%, 10/01/09	6,337
10,110	Virginia Commonwealth Transportation Board, Oak Grove Connector, Series A, Rev., 5.00%, 05/15/16	10,693
	Virginia Commonwealth Transportation Board, Transition District Program
1,305	Series B, Rev., 5.00%, 05/15/16	1,386
2,160	Series B, Rev., 5.00%, 05/15/16	2,287
2,170	Series B, Rev., 5.00%, 05/15/16	2,279
5,210	Virginia Public School Authority, Series A, Rev., 5.50%, 08/01/10 (p)	5,613

		38,903

	Washington — 4.9%
	Cowlitz County Public Utility District No.1, Electric Distribution System
1,255	Rev., AMBAC, 5.00%, 09/01/11	1,324
2,845	Rev., AMBAC, 5.00%, 09/01/10	2,980
41,000	Energy Northwest, Washington Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09 (m)	42,838
13,995	Grant County Public Utility District No. 2, Electric, Series H, Rev., FSA, 5.38%, 01/01/12	14,870
	Grant County, Public Utilities District No 2
1,800	Rev., 5.63%, 01/01/07 (p)	1,821
1,230	Series G, Rev., MBIA, 5.25%, 01/01/09 (p)	1,306
3,000	Kitsap County School District No. 400, North Kitsap, GO, SCH BD GTY, 5.00%, 06/01/11 (p)	3,167
5,000	Pierce County School District No. 10 Tacoma, Series A, Rev., GO, FSA, 5.00%, 12/01/15	5,307
1,300	Port Grays Harbor, Rev., 6.38%, 12/01/09	1,359
10,000	Seattle Municipal Light & Power, Improvements, Rev., FSA, 5.50%, 03/01/11	10,699
4,590	Seattle, Municipal Light & Power, Rev., 5.63%, 12/01/10	4,912
5,140	Snohomish County School District No. 6, Mukilteo, GO, FGIC, 5.70%, 12/01/12	5,656
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney, GO, SCH BD GTY, 5.60%, 12/01/10	3,776
	State of Washington
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,232
4,000	Series C, GO, 5.50%, 07/01/09	4,201
	Washington Public Power Supply System, Nuclear Project No. 1
1,000	Series A, Rev., 5.70%, 07/01/06 (p)	1,002
11,845	Series A, Rev., AMBAC, 6.00%, 07/01/08	12,379
1,300	Series B, Rev., 5.60%, 07/01/07	1,327
3,650	Series B, Rev., MBIA, 5.13%, 07/01/07	3,768
	Washington Public Power Supply System, Nuclear Project No. 2
3,800	Series A, Rev., 5.75%, 07/01/09	4,017
1,885	Series A, Rev., 7.25%, 07/01/06 (p)	1,890
115	Washington Public Power Supply System, Nuclear Project No. 2, Unrefunded Balance, Series B, Rev., 7.25%, 07/01/06 (p)	115
	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation
5,000	Series B, Rev., Zero Coupon, 07/01/09	4,427
3,000	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,116

		141,489

	West Virginia — 0.2%
2,210	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	2,369
105	Monongolia County, Single Family, Rev., 7.20%, 09/01/06 (p)	113
3,255	West Virginia State Higher Education Interim Governing Board University, Marshall University, Series A, Rev., FGIC, 5.25%, 05/01/11	3,450

		5,932

	Wisconsin — 2.0%
3,000	Fond Du Lac School District, GO, FGIC, 5.75%, 04/01/10 (p)	3,216
5,350	Milwaukee County, Corporate Purpose, Series A, GO, 5.63%, 09/01/09 (p)	5,662
	State of Wisconsin
1,000	GO, 6.25%, 05/01/11	1,107
1,000	GO, 6.25%, 05/01/12	1,122
6,275	Series 1, GO, 5.50%, 11/01/11	6,785
8,155	Series 1, Rev., MBIA, 5.25%, 05/01/14	8,827
5,000	Series 1, Rev., MBIA, 5.25%, 05/01/15	5,425
3,000	Series 1, Rev., 6.88%, 06/01/11	3,312
4,450	Series 3, GO, 5.20%, 11/01/09	4,658
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.10%, 06/01/12	3,348
	Wisconsin Health & Educational Facilities Authority
6,250	Rev., 5.70%, 05/01/14 (e) (i)	6,584
6,250	Rev., 5.95%, 05/01/19 (e) (i)	6,705

		56,751

	Wyoming — 0.3%
9,455	Wyoming Public Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/15	9,932

	Total Municipal Bonds (Cost $2,733,121)	2,788,860

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Short-Term Investments— 2.9%
	Investment Company — 2.9%
85,267	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $85,266)	85,267

	Total Investments — 99.5%
	(Cost $2,818,387)	$2,874,127
	Other Assets in Excess of Liabilities — 0.5%	14,230

	Net Assets (100%)	$2,888,357

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMBAC-TCRS	American Municipal Bond Assurance Corp. Transferrable Custodial Receipts.
AMT	Alternative Minimum Tax Paper
CA ST MTG	California State Mortgage
CIFG	Assurance North America, Inc.
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FGIC-SPI	FGIC-Securities Purchase, Inc.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FNMA COLL	Federal National Mortgage Association Collateral
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCH BD GTY	School Bond Guarantee
SO	Special Obligation
XCLA	XL Capital Assurance

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,493
Aggregate gross unrealized depreciation	(10,753)

Net unrealized appreciation/depreciation	$55,740

Federal income tax cost of investments	$2,818,387

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.8%
	Municipal Bonds — 97.8%
	Arizona — 0.4%
1,390	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.13%, 07/01/09 (p)	1,410
1,630	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09	1,691

		3,101

	California — 0.2%
	Lancaster Financing Authority, Tax Allocation, Redevelopment Projects, Project No. 5 & 6
560	MBIA, 5.00%, 02/01/13	597
490	MBIA, 5.00%, 02/01/14	524

		1,121

	District of Columbia — 0.2%
1,500	District of Columbia, COP, FGIC, 5.00%, 01/01/16	1,571

	Florida — 0.2%
990	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,078

	Illinois — 0.4%
2,535	Illinois Development Finance Authority, 5.20%, 08/01/28 (e) (i)	2,591
218	Illinois Development Finance Authority, Riverside Health & Fitness Center Project, Series 1998-C, Rev., 5.20%, 08/01/28 (e)	222

		2,813

	Louisiana — 0.2%
1,500	City of Shreveport, Series B, GO, MBIA, 5.25%, 03/01/17	1,614

	Michigan — 0.2%
1,700	Michigan State Hospital Finance Authority, Ascension Health Credit, Series B, Rev., Adj., 5.30%, 11/15/33	1,714

	Missouri — 0.3%
1,880	St. Louis Municipal Finance Corp., Convention Center Project, Rev., AMBAC, 5.25%, 07/15/13	2,028

	New Jersey — 1.2%
540	Camden County Improvement Authority Lease, County Guaranteed Lease, Series A, Rev., FGIC, 5.25%, 09/01/13	582
5,000	New Jersey Economic Development Authority, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	6,452
1,025	New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement, Series B, Rev., 5.75%, 09/01/10	1,100
560	South Orange & Maplewood School District, GO, FSA, SBRF, 5.00%, 09/01/15	601

		8,735

	New York — 88.2%
1,020	Allegany County IDA, Alfred University, Civic Facilities, Rev., MBIA, 5.25%, 08/01/08	1,069
	Amherst IDA, Civic Facilities, Faculty-Student Housing Corp.
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,285
1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,094
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10	1,408
150	Arkport Central School District, GO, FSA, 5.20%, 06/15/09	157
500	Attica Central School District, GO, FSA, 5.00%, 06/15/10	524
6,695	Babylon IDA, Civic Facilities, Winthrop S. Nassau University East, Inc., Project, Series A, Rev., AMBAC, 6.63%, 08/01/09	7,315
100	Battery Park City Authority, Series A, Rev., AMBAC, 5.50%, 11/01/06 (p)	103
2,065	Beacon City School District, GO, MBIA, 5.50%, 07/15/09	2,195
835	Bethlehem Central School District, GO, FGIC, 5.00%, 11/01/13	891
650	Brentwood Union Free School District, GO, FSA, 5.63%, 06/15/09	692
	Brockport Central School District
1,660	GO, FGIC, 5.50%, 06/15/13	1,831
1,100	GO, FGIC, 5.50%, 06/15/14	1,221
1,660	GO, FGIC, 5.50%, 06/15/15	1,850
685	GO, FGIC, 5.75%, 06/15/17	786
450	Bronxville Union Free School District, GO, 5.25%, 10/15/10	478
	Burnt Hills-Ballston Lake Central School District
590	GO, FGIC, 5.40%, 07/15/09	624
680	GO, FGIC, 5.50%, 07/15/09	721
1,450	Byram Hills Central School District, GO, 5.00%, 11/15/10 (p)	1,539

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Canandaigua City School District, Series A, GO, FSA, 5.38%, 04/01/12	1,083
	Cattaraugus County, Public Improvement
1,000	GO, MBIA, 4.25%, 06/01/09	1,015
530	GO, MBIA, 5.00%, 06/01/12	561
	Chenango Forks Central School District
250	GO, FGIC, 5.63%, 06/15/09	266
850	GO, FGIC, 5.70%, 06/15/09	907
345	City of Buffalo, School, Series B, GO, MBIA, 5.38%, 11/15/12	374
	City of Kings Point
405	GO, 5.00%, 06/15/14	431
1165	GO, 5.00%, 06/15/15	1,233
	Clarkstown Central School District
520	GO, FSA, 4.50%, 04/15/10	537
215	GO, FSA, 4.75%, 04/15/11	226
585	GO, FSA, 5.00%, 04/15/12	624
605	GO, FSA, 5.00%, 04/15/13	648
630	GO, FSA, 5.00%, 04/15/14	677
255	GO, FSA, 5.25%, 04/15/14	277
	Cleveland Hill Union Free School District, Cheektowaga
3,155	GO, FGIC, 5.50%, 10/15/09	3,351
	East Rochester Union Free School District,
120	GO, FSA, 5.70%, 06/15/09	128
	Eastport-South Manor Central School District
2,300	GO, FGIC, 4.50%, 06/15/08	2,344
2,200	GO, FGIC, 4.63%, 06/15/09	2,266
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., 5.00%, 05/01/13	2,651
1,650	Erie County Public Improvement, Series A, GO, FGIC, 5.00%, 09/01/12	1,738
740	Erie County Water Authority, Improvement & Extension, Rev., 5.75%, 12/01/08 (p)	759
285	Fayetteville-Manlius Central School District, GO, FGIC, 5.00%, 06/15/12	303
	Goshen Central School District
1,050	GO, FGIC, 5.00%, 06/15/16	1,131
1,050	GO, FGIC, 5.00%, 06/15/17	1,135
1,000	GO, FGIC, 5.00%, 06/15/19	1,084
	Harborfields Central School District, Greenlawn
690	GO, FSA, 5.00%, 06/01/08	708
1,480	GO, FSA, 5.00%, 06/01/09	1,535
1,545	GO, FSA, 5.00%, 06/01/10	1,619
1,000	Ilion Central School District, Series B, GO, FGIC, 5.00%, 06/15/12	1,060
70	Irvington Union Free School District, GO, FSA, 5.00%, 04/01/11	74
2790	Lindenhurst Union Free School District, GO, FGIC, 5.25%, 07/15/09 (p)	2,945
935	Lindenhurst Union Free School District, Unrefunded Balance GO, FGIC, 5.25%, 07/15/09	983
	Long Island Power Authority, Electric Systems
2,800	Series A, Rev., AMBAC, 5.50%, 12/01/08	2,921
2,500	Series A, Rev., FGIC, 5.00%, 06/01/16	2,639
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,751
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,070
110	Longwood Central School District at Middle Island, GO, FSA, 4.80%, 06/15/08	115
805	Mahopac Central School District Series B, GO, MBIA, 5.60%, 06/15/10	865
	Massapequa Union Free School District
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,144
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,336
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,665
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,397
3,775	Metropolitan Transportation Authority, Series K, Rev., MBIA, 6.30%, 07/01/07 (p)	3,884
340	Metropolitan Transportation Authority, Commuter Facilities, Series A, Rev., FGIC, 6.10%, 07/01/06 (p)	348
100	Metropolitan Transportation Authority, Commuter Facilities, Service Contract, Series Q, Rev., AMBAC, 5.13%, 07/01/13 (p)	108
	Metropolitan Transportation Authority, Dedicated Tax Fund
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,396
800	Series A, Rev., FGIC, 5.25%, 11/15/15	878
250	Series A, Rev., FGIC, 6.00%, 04/01/10 (p)	270
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	5,999
	Metropolitan Transportation Authority, Service Contract
16,920	Series A, Rev., 5.75%, 07/01/16 (m)	18,946
2,330	Series A, Rev., 5.75%, 07/01/18	2,634
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,401
	Metropolitan Transportation Authority, Transportation Facilities,
100	Series A, Rev., 6.00%, 07/01/09 (p)	107
100	Series A, Rev., 6.13%, 07/01/09 (p)	107
100	Series A, Rev., FSA, 5.00%, 07/01/11 (p)	106

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

200	Series B-1, Rev., AMBAC, 5.00%, 01/01/12 (p)	212
510	Series C, Rev., FSA, 5.25%, 01/01/09 (p)	534
2,500	Series F, Rev., 5.00%, 11/15/11	2,633
1,000	Series F, Rev., 5.00%, 11/15/12	1,059
	Monroe County, Public Improvement
1,050	GO, 6.00%, 03/01/13	1,165
65	GO, AMBAC, 5.88%, 06/01/08	68
1,030	GO, FGIC, 5.00%, 03/01/12	1,086
100	GO, FGIC, 5.00%, 03/01/12	105
335	GO, MBIA-IBC, 6.00%, 03/01/15	383
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,162
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,171
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,110
	Monroe Woodbury Central School District
645	GO, FSA, 5.00%, 04/15/13	687
280	GO, FSA, 5.00%, 04/15/14	299
1,615	Series A, GO, FGIC, 5.00%, 05/15/13	1,725
1,005	Series A, GO, FGIC, 5.00%, 05/15/14	1,076
	Municipal Assistance Corp. for the New York City
6,500	Series G, Rev., 6.00%, 07/01/07 (m)	6,790
3,170	Series H, Rev., 6.25%, 07/01/07	3,259
1,900	Series O, Rev., 5.25%, 07/01/08	1,961
2,500	Nassau County, Series A, GO, FGIC, 6.00%, 07/01/08	2,613
215	Nassau County IDA, Civic Facilities, Hofstra University Project, Rev., MBIA, 5.25%, 07/01/14	233
1,000	Nassau County Interim Finance Authority, Sales Tax Secured, Series D, Rev., MBIA, 5.00%, 11/15/11	1,060
	Nassau County Sewer & Storm Water Finance Authority
350	Series B, Rev., MBIA, 4.00%, 10/01/10	353
2,865	Series B, Rev., MBIA, 5.00%, 10/01/14	3,007
1,475	Nassau County, Improvement, Series E, GO, FSA, 6.00%, 03/01/10	1,593
450	New Rochelle City School District, Series A, GO, FSA, 5.00%, 12/15/10	474
	New York City
290	Series A, GO, XLCA-ICR, 6.00%, 05/15/10 (p)	317
295	Series A, GO, MBIA-IBC, 6.00%, 05/15/10 (p)	322
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,396
470	Series C, GO, 5.25%, 03/15/12 (p)	506
160	Series D, GO, FGIC, 5.75%, 08/01/09	170
5,000	Series E, GO, FSA, 5.00%, 11/01/14	5,299
1,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/11	1,090
2,640	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,908
45	Series F, GO, 5.75%, 07/03/06	46
3,000	Series G, GO, 5.00%, 02/01/16	3,114
1,570	Series G, GO, FSA-CR, 5.00%, 12/01/13	1,672
5,000	Series J, GO, MBIA, 5.25%, 05/15/14	5,355
3,000	Series H, GO, 5.00%, 08/01/14	3,144
2,500	Series P, GO, MBIA, 5.00%, 08/01/15	2,651
1,500	New York City Housing Development Corp., Capital Funding Program, New York City Housing Authority Program, Series A, Rev., FGIC, 5.00%, 07/01/11	1,579
2,965	New York City IDA, Civic Facilities, Nightingale-Bamford School, Rev., AMBAC, 5.00%, 01/15/10	3,059
2,390	New York City IDA, Civic Facilities, USTA National Tennis Center, Series A, Rev., FSA, 5.00%, 05/15/13	2,514
1,915	New York City Municipal Water Finance Authority, Series B, Rev., 6.00%, 06/15/10	2,085
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,207
7,355	Series B, Rev., 5.00%, 06/15/14	7,722
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, COP, Series A, AMBAC, 5.63%, 01/01/10	1,070
	New York City Transitional Finance Authority, Future Tax Secured
2,130	Series A, Rev., 5.00%, 05/01/07	2,156
105	Series A, Rev., 5.00%, 08/15/07 (p)	108
140	Series A, Rev., 5.13%, 08/15/07 (p)	144
1,000	Series A, Rev., 5.75%, 08/15/09 (p)	1,072
2,100	Series A, Rev., 6.00%, 08/15/09 (p)	2,266
8,100	Series A, Rev., Adj., 5.50%, 11/01/11	8,710
1,635	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	1,764
120	Series A, Rev., FGIC-TCRS, 5.00%, 08/15/07 (p)	123
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,664
500	Series B, Rev., 6.00%, 05/15/10 (p)	546
7,305	Series B, Rev., 6.13%, 05/15/10 (p)	8,021
1,215	Series C, Rev., 5.50%, 02/01/11	1,305
9,000	Series C, Rev., 5.88%, 05/01/10 (p)	9,789
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/11	512
695	Series B, Rev., 6.13%, 05/15/10 (p)	763
2,000	New York City Trust For Cultural Resources, Educational Broadcasting Corp., Series 1999, Rev., 2.68%, 01/01/08	1,958
3,000	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07	3,062

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	New York Local Government Assistance Corp., Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,262
1,475	New York Local Government Assistance Corp., Senior Lien, Series AA, Rev., 5.00%, 04/01/12	1,564
735	New York Mortgage Agency, Homeowner Mortgage, Series 94, Rev., 5.35%, 04/01/10	741
	New York Power Authority, General Purpose
3,500	Rev., 5.00%, 11/15/08	3,609
500	Rev., 7.00%, 01/01/10 (p)	555
	New York State Dormitory Authority, Canisius College
115	Rev., MBIA, 4.95%, 07/01/11	120
570	Rev., RADIAN, 4.50%, 07/01/10	581
645	Rev., RADIAN, 5.00%, 07/01/11	674
	New York State Dormitory Authority, City University System
445	3rd Series, Rev., 6.00%, 07/01/06 (p)	446
13,000	CONS, Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13 (m)	14,054
3,565	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	3,960
2,160	CONS, Series A, Rev., MBIA-IBC-BNY, 6.00%, 07/01/20	2,535
3,415	CONS, Series B, Rev., 6.00%, 07/01/14	3,748
1,025	Series D, SO, MBIA-IBC, 5.75%, 07/01/06	1,027
6,770	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.25%, 07/01/11 (p)	7,308
3,165	New York State Dormitory Authority, Concord Nursing Home, Inc., Rev., 6.25%, 07/01/10	3,373
110	New York State Dormitory Authority, Department of Health, Rev., 5.75%, 07/01/06 (p)	112
450	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., MBIA, 5.50%, 08/01/10	477
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.00%, 07/01/14	1,062
100	New York State Dormitory Authority, Good Samaritan Hospital, Rev., RADIAN, 5.50%, 07/01/11 (p)	108
4,890	New York State Dormitory Authority, Hospital Insured Mortgage, Series A, Rev., FHA, FSA, 5.25%, 02/15/12	5,205
1,230	New York State Dormitory Authority, Lease Revenue, Series A, Rev., FGIC, 5.00%, 07/01/13	1,293
100	New York State Dormitory Authority, Long Island University, Rev., RADIAN, 5.00%, 09/01/09 (m)	104
	New York State Dormitory Authority, Manhattan College
1,895	Rev., RADIAN, 5.50%, 07/01/09	1,987
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,879
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.00%, 08/15/11	1,367
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
1,000	Rev., MBIA, 5.50%, 07/01/09	1,050
1,000	Rev., MBIA, 5.50%, 07/01/23	1,130
370	Rev., MBIA, 5.75%, 07/01/19	422
250	New York State Dormitory Authority, Mental Health, Series A, Rev., MBIA, 5.75%, 02/15/10 (p)	268
2,340	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series B, Rev., 6.00%, 08/15/16	2,629
10	New York State Dormitory Authority, Mental Health Services, Prefunded Balance, Series B, Rev., 6.00%, 02/15/07 (p)	10
	New York State Dormitory Authority, New York University
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	551
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,627
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/21	1,954
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/22	1,132
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,295
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,790
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,605
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,298
2,315	Series A, Rev., MBIA, 5.75%, 07/01/08	2,412
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,854
1,200	Series A, Rev., MBIA, 5.75%, 07/01/11	1,308
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,125
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	3,968
5,530	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/10	5,905
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.25%, 07/01/09	3,730
	New York State Dormitory Authority, Prerefunded Balance,
2,490	Series B, Rev., 6.00%, 02/15/07 (p)	2,555
225	Series C, Rev., 7.38%, 05/15/09 (p)	248
	New York State Dormitory Authority, School Districts Financing Program
750	Series A, Rev., MBIA, 5.25%, 10/01/09	787
1,960	Series C, Rev., MBIA, 5.50%, 10/01/12	2,140
775	Series E, Rev., MBIA, 5.00%, 10/01/12	824
1,155	Series F, Rev., MBIA, 6.50%, 10/01/20	1,328
	New York State Dormitory Authority, Service Contract, Child Care Facilities
1,520	Series A, Rev., 5.38%, 04/01/12	1,618
1,345	Series A, Rev., FSA, 5.13%, 04/01/12	1,421
1,235	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/11	1,304

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

605	New York State Dormitory Authority, Special Act School Districts Program, Rev., MBIA, 5.30%, 07/01/09	637
340	New York State Dormitory Authority, State Service Contract, Albany County, Rev., 5.50%, 04/01/08 (m)	350
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.75%, 05/15/17	2,072
	New York State Dormitory Authority, State University Dormitory Facilities
205	Rev., 5.00%, 07/01/12 (p)	218
2,730	Series B, Rev., MBIA, 5.00%, 07/01/15	2,903
2,280	Series C, Rev., MBIA, 5.00%, 07/01/15	2,424
	New York State Dormitory Authority, State University Educational Facilities
415	Rev., 5.13%, 05/15/08 (p)	430
2,250	Series 1989, Rev., MBIA, 6.00%, 05/15/10	2,453
6,725	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	7,344
5,000	Series A, Rev., MBIA-IBC, 5.25%, 05/15/15	5,421
4,800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	5,107
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,154
856	New York State Dormitory Authority, SUNY, 2.60%, 01/01/07 (e) (i)	853
7,567	New York State Dormitory Authority, SUNY, Hospital-Stony Brook, 3.92%, 03/27/07 (e) (i)	7,564
1,210	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.38%, 05/15/08	1,300
	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Fund
2,000	Series E, Rev., 5.38%, 06/15/12	2,155
470	Series K, Rev., 5.50%, 06/15/15	522
5330	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, Second Resolution, Series I, Rev., 5.00%, 06/15/13	5,679
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,739
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,106
300	Series E, Rev., MBIA, 6.00%, 06/15/11	330
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	5,920
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,226
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,533
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance
425	Series B, Rev., 5.20%, 05/15/14	456
460	Series NYC-02, Rev., 5.75%, 06/15/11	501
700	Series NYC-02, Rev., 5.75%, 06/15/12	771
1,800	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Water Project, Revolving Fund, Series D, Rev., 5.50%, 06/15/12	1,960
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund
420	Series B, Rev., 5.63%, 07/15/09 (p)	448
910	Series B, Rev., 5.70%, 07/15/09 (p)	973
3,220	Series L, Rev., 5.00%, 11/15/09	3,420
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.63%, 07/15/09	4,700
9,140	Series B, Rev., 5.70%, 07/15/09	9,729
	New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home, Insured Mortgage,
440	Series C, Rev., FHA, 5.75%, 02/15/08 (p)	453
	New York State Thruway Authority Service Contract, Local Highway & Bridge, Service Contract
5,000	Rev., 5.50%, 04/01/12 (p)	5,430
3,765	Rev., 6.00%, 04/01/07 (p)	3,912
4,170	Rev., AMBAC, 5.75%, 04/01/10 (p)	4,506
585	Rev., MBIA, 5.50%, 04/01/10	622
865	New York State Thruway Authority, Highway & Bridge Trust Fund, Series B-1, Rev., FGIC, 5.60%, 04/01/10 (p)	931
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
1,000	Series A, Rev., MBIA, 5.00%, 04/01/15	1,049
7,875	Series B, Rev., FGIC, 5.00%, 10/01/15	8,368
2,550	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Unrefunded Balance, Rev., 6.00%, 04/01/07	2,646
	New York State Urban Development Corp., Correctional & Youth Facilities Services,
260	Series A, Rev., 4.00%, 01/01/28	260
5,000	Series A, Rev., 5.00%, 01/01/27	5,140
1,450	Series A, Rev., 5.50%, 01/01/17	1,541
350	New York State Urban Development Corp., Correctional Capital Facilities Series 7, Rev., 5.70%, 01/01/07 (p)	361
	New York State Urban Development Corp., Correctional Facilities
145	Series A, Rev., 5.00%, 01/01/08 (p)	151
2,000	Series A, Rev., AMBAC-TCRS, 5.50%, 01/01/14	2,162
115	Series A, Rev., FSA-CR, 5.00%, 01/01/08 (p)	120
110	Series B, Rev., FSA-CR, 5.00%, 01/01/25	115
3,045	Series B, Rev., FSA-CR, 5.25%, 01/01/14	3,251
	New York State Urban Development Corp., Correctional Facilities Service Contract
310	Series B, Rev., AMBAC, 4.75%, 01/01/09 (p)	321
150	Series B, Rev., AMBAC, 5.25%, 01/01/09 (p)	157
145	Series C, Rev., AMBAC, 6.00%, 01/01/09 (p)	155
100	Series D, Rev., FSA, 5.25%, 01/01/11 (p)	107
250	New York State Urban Development Corp., Personal Income Tax, Series C-1, Rev., 5.00%, 03/15/09	258
5500	New York State Urban Development Corp., Personal Income Tax, State Facilities, Series A, Rev., 5.38%, 03/15/12 (p)	5,953
	New York State Urban Development Corp., State Facilities

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Rev., 5.60%, 04/01/15	1,088
375	Rev., 5.75%, 04/01/11	405
5,450	Rev., MBIA-IBC, 5.75%, 04/01/11	5,922
1,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities, Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,677
	New York State Urban Development Corp., Youth Facilities Services Contract
115	Series A, Rev., 5.00%, 04/01/08 (p)	119
45	Series B, Rev., 5.88%, 04/01/10 (p)	49
	Niagara County, Public Improvement
400	GO, MBIA, 5.75%, 07/15/12	444
440	GO, MBIA, 5.75%, 07/15/14	496
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., FGIC, 5.25%, 10/01/15	2,071
545	Ogdensburg Enlarged City School District, GO, 4.50%, 06/15/11	563
1,010	Oneida County, GO, FGIC, 5.50%, 03/15/11	1,087
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.50%, 04/01/11	1,068
	Onondaga County
4,630	GO, 5.25%, 05/15/11	4,964
1,175	Series A, GO, 5.00%, 05/01/11	1,245
2,350	Series A, GO, 5.00%, 05/01/12	2,493
700	Series A, GO, 5.00%, 05/01/12	746
1,565	Onondaga County, Unrefunded Balance, Series A, GO, 5.25%, 05/15/11	1,672
100	Peru Central School District, GO, FGIC, 4.63%, 06/15/10	104
550	Phelps-Clifton Springs Central School District, Series B, GO, MBIA, 4.00%, 06/15/10	558
4,395	Port Authority of New York & New Jersey, 120th Series, Rev., MBIA, 5.75%, 10/15/07	4,514
775	Red Creek Central School District, GO, FSA, 5.50%, 06/15/12	848
	Rondout Valley Central School District
195	GO, FSA, 5.13%, 03/01/10	206
1795	GO, FSA, 5.25%, 03/01/10	1,909
	Scotia Glenville Central School District
1,050	GO, FGIC, 5.40%, 06/15/09	1,112
2,075	GO, FGIC, 5.50%, 06/15/09	2,203
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.50%, 07/15/11	298
	State of New York,
3,000	GO, 6.00%, 03/01/07	3,053
7,400	Series A, GO, 6.00%, 07/15/08	7,750
500	Stillwater Central School District, GO, MBIA, 5.20%, 06/15/09	523
4,305	Suffolk Country IDA, Rev., FGIC, 6.00%, 02/01/08	4,467
1,025	Suffolk County, Series B, GO, FSA, 5.25%, 05/01/13	1,104
1,250	Suffolk County Judicial Facilities Agency, John P. Colahan Complex, Rev., AMBAC, 5.50%, 04/15/09	1,310
	Suffolk County, Public Improvement
1,870	Series C, GO, MBIA, 5.00%, 07/15/11	1,977
2765	Series C, GO, MBIA, 5.25%, 07/15/12	2,967
3,225	Suffolk County, Southwest Sewer District, GO, MBIA, 6.00%, 02/01/08	3,346
	Town of Brookhaven
145	GO, MBIA, 5.00%, 08/15/14	155
835	GO, MBIA, 5.00%, 08/15/16	896
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.30%, 11/15/10	1,072
575	Town of Riverhead, Series B, GO, MBIA, 5.00%, 06/15/13	613
	Triborough Bridge & Tunnel Authority, General Purpose
100	Series A, Rev., 4.75%, 01/01/16 (p)	105
100	Series A, Rev., 6.00%, 01/01/11 (p)	110
1,000	Series B, Rev., 5.75%, 01/01/12 (p)	1,100
7,495	Series SR, Rev., 5.50%, 01/01/12 (p)	7,920
5,150	Series Q, Rev., 6.75%, 01/01/09 (p)	5,407
3,595	Series X, Rev., 6.63%, 01/01/12 (p)	4,080
9,125	Series Y, Rev., 6.00%, 01/01/12 (p)	9,920
2,000	TSASC, Inc., Series 1, Rev., 4.75%, 06/01/16	1,977
	Unadilla ETC Central School District
1,000	GO, FGIC, 4.50%, 06/15/08	1,017
1,780	GO, FGIC, 4.50%, 06/15/09	1,822
565	Warwick Valley Central School District, GO, FSA, 5.50%, 01/15/10	605
3,210	Watertown City School District, GO, FSA, 5.63%, 06/15/09	3,419
	Westchester County Healthcare Corp., County Guaranteed
2,870	Sub Series B, Rev., 5.20%, 11/01/10	3,018

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,549
1,700	Westchester County IDA, Civic Facilities, Children's Village Project, Series A, Rev., 5.30%, 03/15/09	1,768
1,705	William Floyd Union Free School District of the Mastics-Moriches-Shirley, Series B, GO, MBIA, 4.63%, 06/15/08	1,738
2820	Windsor Central School District, GO, FGIC, 5.50%, 06/15/09	2,994

		647,999

	Ohio — 0.2%
1,500	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 4.30%, 03/01/16	1,463

	Pennsylvania — 0.1%
850	Upper Merion Area School District, Series 2004, GO, FSA, 5.35%, 09/01/13	926

	Puerto Rico — 4.4%
4,000	Commonwealth of Puerto Rico, GO, MBIA, 5.75%, 07/01/11	4,361
	Commonwealth of Puerto Rico, Public Improvement
1,120	GO, FSA-CR, 5.50%, 07/01/12	1,219
4,000	GO, MBIA, 5.75%, 07/01/10	4,307
	Puerto Rico Electric Power Authority
5,000	Series AA, Rev., MBIA, 5.50%, 07/01/09	5,255
535	Rev., MBIA, 5.00%, 07/01/20	573
210	Series A, GO, 5.50%, 07/01/18	226
210	Series JJ, Rev., MBIA, 5.25%, 07/01/15	228
475	Series KK, Rev., FSA, 5.25%, 07/01/13	514
	Puerto Rico Highway & Transportation Authority
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,339
685	Series AA, Rev., FGIC, 5.50%, 07/01/16	761
1,500	Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	1,659
1,000	Series X, Rev., MBIA-IBC, 5.50%, 07/01/13	1,085
1,050	Series X, Rev., MBIA-IBC, 5.50%, 07/01/15	1,161
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,299
	Puerto Rico Municipal Finance Agency,
1,400	Series A, GO, FSA, 6.00%, 08/01/09 (p)	1,510
	Puerto Rico Public Buildings Authority, Government Facilities,
2,900	Series K, Rev., Adj., 4.50%, 07/01/07	2,910
	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed,
1,470	Series C, Rev., 5.50%, 07/01/12	1,563

		31,970

	Texas — 0.4%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,073
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	1,975

		3,048

	Virgin Islands — 0.6%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.38%, 10/01/10	4,383

	Virginia — 0.1%
740	Virginia Resources Authority, Infrastructure, Pooled Loan Bond Project, Series B, Rev., 5.00%, 11/01/12	786

	Wisconsin — 0.5%
	State of Wisconsin
1,250	4.78%, 05/01/29 (i)	1,250
2,500	Series 1, GO, MBIA, 5.00%, 05/01/15	2,654

		3,904

	Total Municipal Bonds (Cost $702,561)	718,254

Shares

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
7,558	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $7,558)	7,558

	Total Investments — 98.8%
	(Cost $710,119)	$725,812
	Other Assets in Excess of Liabilities — 1.2%	9,007

	Net Assets — 100.0%	$734,819

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors, Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at May 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMBAC-TCRS	AMBAC Transferrable Custodial Receipts
BNY	Bank of New York
CONS	Consolidated Bonds
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation Bond
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SBRF	School Bond Reserve Fund
SO	Special Obligation
SUNY	State University of New York
TCRS	Transferable Custodial Receipts
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,311
Aggregate gross unrealized depreciation	(3,618)

Net unrealized appreciation/depreciation	$15,693

Federal income tax cost of investments	$710,119

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

By:	/s/____________________________________

Suzanne E. Cioffi

Assistant Treasurer and Principal Financial Officer

July 28, 2006